Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	COSH
Entity Registrant Name	Cooper-Standard Holdings Inc.
Entity Central Index Key	0001320461

Condensed Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended								7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	Dec. 31, 2012 Successor	Sep. 30, 2012 Successor	Jun. 30, 2012 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Sep. 30, 2011 Successor	Jun. 30, 2011 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Sales	$ 747,577,000	$ 765,264,000					$ 1,009,128,000	$ 697,108,000	$ 684,029,000	$ 734,501,000	$ 765,264,000	$ 695,733,000	$ 708,544,000	$ 760,460,000	$ 688,772,000	$ 1,405,019,000	$ 2,880,902,000	$ 2,853,509,000
Cost of products sold	627,264,000	643,606,000					832,201,000									1,172,350,000	2,442,014,000	2,402,920,000
Gross profit	120,313,000	121,658,000					176,927,000	99,710,000	103,073,000	114,447,000	121,658,000	97,556,000	108,559,000	123,708,000	120,766,000	232,669,000	438,888,000	450,589,000
Selling, administration & engineering expenses	75,094,000	72,040,000					92,166,000									159,573,000	281,268,000	257,559,000
Amortization of intangibles	3,891,000	3,833,000	319,000	8,982,000	15,456,000	15,601,000	319,000									8,982,000	15,456,000	15,601,000
Impairment charges																	10,069,000
Restructuring cost included in segment profit (loss)	4,760,000	6,094,000					5,893,000									488,000	28,763,000	52,206,000
Operating profit	36,568,000	39,691,000					78,549,000									63,626,000	103,332,000	125,223,000
Interest expense, net of interest income	(11,207,000)	(11,187,000)					(44,505,000)									(25,017,000)	(44,762,000)	(40,559,000)
Equity earnings	2,735,000	757,000					3,613,000									3,397,000	8,778,000	5,425,000
Reorganization items and fresh-start accounting adjustments, net			303,453,000				303,453,000
Other income (expense), net	(332,000)	2,947,000					(21,156,000)									4,214,000	(63,000)	7,174,000
Income before income taxes	27,764,000	32,208,000					319,954,000									46,220,000	67,285,000	97,263,000
Provision (benefit) for income tax expense	7,891,000	8,062,000					39,940,000									5,095,000	(31,531,000)	20,765,000
Income before equity in income of subsidiaries	19,873,000	24,146,000					280,014,000									41,125,000	98,816,000	76,498,000
Equity in net income of subsidiaries
Consolidated net income	19,873,000	24,146,000					280,014,000	(11,470,000)	10,358,000	75,782,000	24,146,000	21,459,000	8,099,000	1,653,000	45,287,000	41,125,000	98,816,000	76,498,000
Net (income) loss attributable to noncontrolling interests	828,000	(359,000)					(322,000)									(549,000)	3,988,000	26,346,000
Net income attributable to Cooper-Standard Holdings Inc.	20,701,000	23,787,000		40,576,000	102,804,000	102,844,000	279,692,000	(9,923,000)	11,624,000	77,316,000	23,787,000	23,229,000	15,658,000	19,022,000	44,935,000	40,576,000	102,804,000	102,844,000
Net income available to Cooper-Standard Holdings Inc. common stockholders	15,300,000	17,186,000		28,723,000	76,730,000	75,260,000		(12,002,000)	8,037,000	61,315,000	17,186,000	15,871,000	11,080,000	13,749,000	34,533,000
Earnings per share
Basic	$ 0.92	$ 0.97		$ 1.64	$ 4.4	$ 4.27		$ (0.7)	$ 0.46	$ 3.49	$ 0.97	$ 0.9	$ 0.63	$ 0.78	$ 1.97	$ 1.64	$ 4.4	$ 4.27
Diluted	$ 0.86	$ 0.9		$ 1.55	$ 4.14	$ 3.93		$ (0.7)	$ 0.44	$ 3.28	$ 0.9	$ 0.84	$ 0.58	$ 0.71	$ 1.78	$ 1.55	$ 4.14	$ 3.93
Comprehensive income	11,943,000	40,144,000					248,985,000									87,216,000	64,586,000	14,991,000
Add/Less: Comprehensive loss attributable to noncontrolling interests	958,000	(732,000)					(339,000)									(759,000)	5,239,000	29,503,000
Comprehensive income attributable to Cooper-Standard Holdings Inc.	$ 12,901,000	$ 39,412,000					$ 248,646,000									$ 86,457,000	$ 69,825,000	$ 44,494,000

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Consolidated net income	$ 280,014	$ 41,125	$ 98,816	$ 76,498
Other comprehensive income (loss):
Currency translation adjustment	(31,074)	41,038	2,051	(28,967)
Benefit plan liability, net of tax (1)	126	4,962	(36,360)	(32,620)
Fair value change of derivatives, net of tax(2)	(81)	91	79	80
Other comprehensive income (loss), net of tax	(31,029)	46,091	(34,230)	(61,507)
Comprehensive income	248,985	87,216	64,586	14,991
Less: Comprehensive (income) loss attributable to noncontrolling interests	(339)	(759)	5,239	29,503
Comprehensive income attributable to Cooper-Standard Holdings Inc.	$ 248,646	$ 86,457	$ 69,825	$ 44,494

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Other comprehensive income (loss) Benefit plan liability, Tax	$ 34	$ (489)	$ 10,055	$ 2,303
Other comprehensive income (loss) Fair value change of derivatives, Tax	$ 194	$ (36)	$ (29)	$ (34)

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 216,713	$ 270,555	$ 361,745
Accounts receivable, net	404,862	350,013
Accounts receivable, net		499,576	433,947
Tooling receivable	133,124	116,947
Inventories, net	162,920	143,253	139,726
Prepaid expenses	27,481	21,902	26,295
Other	83,261	87,802
Other		55,186	43,808
Total current assets	1,028,361	990,472	1,005,521
Property, plant and equipment, net	624,708	628,608	619,717
Goodwill	133,242	133,716	136,406
Intangibles, net	113,151	116,724	131,691
Deferred tax assets	69,960	72,718	31,968
Other assets	86,044	83,739	78,485
Total assets	2,055,466	2,025,977	2,003,788
Current liabilities:
Debt payable within one year	34,880	32,556	33,093
Accounts payable	281,017	271,355	256,671
Payroll liabilities	116,315	102,857	84,591
Accrued liabilities	89,948	80,148	108,628
Total current liabilities	522,160	486,916	482,983
Long-term debt	450,784	450,809	455,559
Pension benefits	197,409	201,104	192,124
Postretirement benefits other than pensions	67,965	69,142	68,242
Deferred tax liabilities	9,052	10,801	18,803
Other liabilities	42,447	42,131	44,614
Total liabilities	1,289,817	1,260,903	1,262,325
Redeemable noncontrolling interests	13,463	14,194	14,344
Cumulative participating convertible preferred stock, value	121,997	121,649	125,916
Equity:
Common stock, value	16	16	17
Additional paid-in capital	466,903	471,851	485,637
Retained earnings	216,647	201,907	124,674
Accumulated other comprehensive loss	(53,248)	(45,448)	(12,469)
Total Cooper-Standard Holdings Inc. equity	630,318	628,326	597,859
Noncontrolling interests	(129)	905	3,344
Total equity	630,189	629,231	601,203
Total liabilities and equity	$ 2,055,466	$ 2,025,977	$ 2,003,788

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cumulative participating convertible preferred stock, dividend rate percentage	7.00%	7.00%	7.00%
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	964,247	964,247	1,007,444
Preferred stock, shares outstanding	957,017	958,333	1,003,108
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	18,406,489	18,426,831	18,416,957
Common stock, shares outstanding	16,958,820	17,275,852	18,323,443

Consolidated Statements of Changes in Equity (Deficit) (USD $) In Thousands, except Share data	Total	Predecessor	Successor	Redeemable Noncontrolling Interests Predecessor	Redeemable Noncontrolling Interests Successor	Common Stock Predecessor	Common Stock Successor	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Successor	Retained Earnings (Deficit) Predecessor	Retained Earnings (Deficit) Successor	Accumulated Other Comprehensive Income (Loss) Predecessor	Accumulated Other Comprehensive Income (Loss) Successor	Cooper- Standard Holdings Inc. Equity (Deficit) Predecessor	Cooper- Standard Holdings Inc. Equity (Deficit) Successor	Noncontrolling Interest Predecessor	Noncontrolling Interest Successor
Beginning Balance at Dec. 31, 2009		$ (308,997)		$ 2,497		$ 35		$ 356,316		$ (636,278)		$ (31,037)		$ (310,964)		$ 1,967
Beginning Balance, shares at Dec. 31, 2009						3,482,612
Stock based compensation, net		244						244						244
Deconsolidation of noncontrolling interest		(1,844)														(1,844)
Net income (loss)		279,750		264						279,692				279,692		58
Other comprehensive income		(31,046)		17								(31,046)		(31,046)
Reorganization and fresh start accounting adjustments		64,256		2,922		(35)		(356,560)		356,586		62,083		62,074		2,182
Reorganization and fresh start accounting adjustments Shares						(3,482,612)
Issuance of common stock		473,292				17		473,275						473,292
Issuance of common stock, shares						17,489,693
Initial grant awards, shares						859,971
Ending Balance at May. 31, 2010		2,363	475,655	5,700	5,700		17		473,275						473,292	2,363	2,363
Beginning Balance, shares at May. 31, 2010							18,349,664
Stock based compensation, net			5,431						5,431						5,431
Preferred stock dividends	(4,734)
Net income (loss)			40,791		334						40,576				40,576		215
Other comprehensive income			45,910		181								45,881		45,881		29
Initial grant awards, shares							26,448
Dividends paid			(4,734)								(4,734)				(4,734)
Ending Balance at Dec. 31, 2010			563,053		6,215		17		478,706		35,842		45,881		560,446		2,607
Ending Balance, shares at Dec. 31, 2010							18,376,112
Shares issued under stock option plans			(388)						(388)						(388)
Shares issued under stock option plans, shares							14,945
Preferred stock redemption premium	(1,710)		(1,710)								(1,710)				(1,710)
Stock based compensation, net			8,022						8,975		(953)				8,022
Stock based compensation, net shares							(67,614)
Preferred stock dividends	(7,278)		(7,278)								(7,278)				(7,278)
FMEA joint venture transaction			(1,656)		34,298				(1,656)						(1,656)
Accretion of redeemable noncontrolling interest			(4,071)		4,071						(4,071)				(4,071)
Net income (loss)			103,543		(27,045)						102,844				102,844		699
Other comprehensive income			(58,312)		(3,195)								(58,350)		(58,350)		38
Ending Balance at Dec. 31, 2011	601,203		601,203		14,344		17		485,637		124,674		(12,469)		597,859		3,344
Ending Balance, shares at Dec. 31, 2011	18,323,443						18,323,443
Shares issued under stock option plans			(346)						(346)						(346)
Shares issued under stock option plans, shares							21,356
Preferred stock redemption premium	(1,376)		(1,376)								(1,376)				(1,376)
Repurchase of common stock			(36,895)				(1)		(24,933)		(11,961)				(36,895)
Repurchase of common stock, Shares							(1,030,319)
Converted preferred stock shares			68						68						68
Converted preferred stock, shares							2,278
Stock based compensation, net			10,605						11,277		(672)				10,605
Stock based compensation, net shares							(40,906)
Preferred stock dividends	(6,764)		(6,764)								(6,764)				(6,764)
Accretion of redeemable noncontrolling interest			(4,798)		4,798						(4,798)				(4,798)
Purchase of noncontrolling interest			(2,000)						148						148		(2,148)
Net income (loss)			102,504		(3,688)						102,804				102,804		(300)
Other comprehensive income			(32,970)		(1,260)								(32,979)		(32,979)		9
Ending Balance at Dec. 31, 2012	$ 629,231		$ 629,231		$ 14,194		$ 16		$ 471,851		$ 201,907		$ (45,448)		$ 628,326		$ 905
Ending Balance, shares at Dec. 31, 2012	17,275,852						17,275,852

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Operating Activities:
Consolidated net income	$ 19,873	$ 24,146	$ 280,014	$ 41,125	$ 98,816	$ 76,498
Adjustments to reconcile consolidated net income to net cash provided by (used in) operating activities:
Depreciation	25,956	27,784	35,333	57,687	107,275	108,473
Amortization of intangibles	3,891	3,833	319	8,982	15,456	15,601
Impairment charges					10,069
Reorganization items and fresh-start adjustments			(303,453)
Non-cash restructuring charges	87	258	46	468	4,155	383
Amortization of debt issuance cost	316	316	11,505	714	1,263	1,253
Stock-based compensation expense	3,800	4,825	244	6,351	15,306	12,096
Gain on partial sale of joint venture						(11,423)
Changes in operating assets and liabilities	(67,224)	(95,764)
Gain on sale of fixed assets					(6,687)
Deferred income taxes			31,049	(7,760)	(41,386)	(525)
Changes in operating assets and liabilities:
Accounts receivable			(33,553)	47,665	(61,735)	(27,246)
Inventories			(11,824)	7,663	(2,237)	(4,641)
Prepaid expenses			(6,412)	6,904	2,969	(7,356)
Accounts payable			(59,180)	(3,856)	14,581	54,883
Accrued liabilities			29,561	15,105	(15,750)	(38,228)
Other			(49,044)	(10,452)	(57,694)	(7,429)
Net cash provided by (used in) operating activities	(13,301)	(34,602)	(75,395)	170,596	84,401	172,339
Investing activities:
Capital expenditures, including other intangible assets	(34,269)	(29,198)	(22,935)	(54,441)	(131,067)	(108,339)
Acquisition of businesses, net of cash acquired		(1,675)			(1,084)	28,487
Investment in affiliate						(10,500)
Return on equity investments	2,120
Proceeds from partial sale of joint venture						16,000
Proceeds from sale of fixed assets	218	4,230	3,851	2,603	14,581	599
Net cash used in investing activities	(31,931)	(26,643)	(19,084)	(51,838)	(117,570)	(73,753)
Financing activities:
Payments on debtor-in-possession financing			(175,000)
Proceeds from issuance of long-term debt			450,000
Increase (decrease) in short term debt, net	4,897	2,433	(2,069)	3,879	(428)	(5,815)
Cash dividends paid	(1,651)	(1,655)		(3,163)	(6,784)	(7,116)
Principal payments on long-term debt	(1,763)	(1,799)	(709,574)	(2,123)	(5,110)	(4,047)
Purchase of noncontrolling interest	(1,911)				(2,000)
Proceeds from issuance of preferred and common stock			355,000
Debt issuance cost and back stop fees			(30,991)
Repurchase of preferred stock		(4,870)			(6,838)	(7,470)
Repurchase of common stock	(11,098)				(36,895)
Other	(8)	16		48	(21)	(136)
Net cash provided by (used in) financing activities	(11,534)	(5,875)	(112,634)	(1,359)	(58,076)	(24,584)
Effects of exchange rate changes on cash and cash equivalents	2,924	1,329	5,528	(1,618)	55	(6,707)
Changes in cash and cash equivalents	(53,842)	(65,791)	(201,585)	115,781	(91,190)	67,295
Cash and cash equivalents at beginning of period	270,555	361,745	380,254	178,669	361,745	294,450
Cash and cash equivalents at end of period	$ 216,713	$ 295,954	$ 178,669	$ 294,450	$ 270,555	$ 361,745

Description of Business	12 Months Ended
Dec. 31, 2012
Description of Business

1. Description of Business

Description of business

Cooper-Standard Holdings Inc. (together with its consolidated subsidiaries, the “Company,” “Cooper Standard,” “we,” “our” or “us”), through its wholly-owned subsidiary CSA U.S., is a leading manufacturer of fluid handling, body sealing, and Anti-Vibration Systems (“AVS”) components, systems, subsystems and modules. The Company’s products are primarily for use in passenger vehicles and light trucks that are manufactured by global automotive original equipment manufacturers (“OEMs”) and replacement markets. The Company conducts substantially all of its activities through its subsidiaries.

The Company believes that they are the largest global producer of body sealing systems, the second largest global producer of the types of fluid handling products that they manufacture and one of the largest North American producers of AVS business. They design and manufacture their products in each major region of the world through a disciplined and sustained approach to engineering and operational excellence. The Company operates in 69 manufacturing locations and nine design, engineering, and administrative locations in 19 countries around the world.

On May 27, 2010, the Company and certain of its U.S. and Canadian subsidiaries emerged from under Chapter 11 of the Bankruptcy Code. In accordance with the provisions of Financial Accounting Standards board (“FASB”) Accounting Standards Codification (“ASC”) 852, “Reorganizations,” the Company adopted fresh-start accounting upon its emergence from Chapter 11 bankruptcy proceedings and became a new entity for financial reporting purposes as of June 1, 2010. Accordingly, the consolidated financial statements for the reporting entity subsequent to emergence from Chapter 11 bankruptcy proceedings (the “Successor”) are not comparable to the consolidated financial statements for the reporting entity prior to emergence from Chapter 11 bankruptcy proceedings (the “Predecessor”). The “Company,” when used in reference to the period subsequent to emergence from Chapter 11 bankruptcy proceedings, refers to the Successor, and when used in reference to periods prior to emergence from Chapter 11 bankruptcy proceedings, refers to the Predecessor. For further information, see Note 3. “Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting.”

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies

2. Significant Accounting Policies

Principles of combination and consolidation – The consolidated financial statements include the accounts of the Company and the wholly-owned and less than wholly-owned subsidiaries controlled by the Company. All material intercompany accounts and transactions have been eliminated. Acquired businesses are included in the consolidated financial statements from the dates of acquisition.

The equity method of accounting is followed for investments in which the Company does not have control, but does have the ability to exercise significant influence over operating and financial policies. Generally this occurs when ownership is between 20 to 50 percent. The cost method is followed in those situations where the Company’s ownership is less than 20 percent and the Company does not have the ability to exercise significant influence.

The Company’s investment in Nishikawa Standard Company (“NISCO”), a 40 percent owned joint venture in the United States, is accounted for under the equity method. This investment totaled $14,601 and $17,424 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In March 2011, the Company sold a 10% ownership interest in NISCO for $16,000. As a result of this transaction, the Company’s ownership percentage in NISCO has decreased from 50% to 40%, and a gain of $11,423 was recognized in other income in the consolidated financial statements for the year ended December 31, 2011. In 2011, the Company received from NISCO a dividend of $4,750 all of which was related to earnings. In 2012, the Company received from NISCO a dividend of $800, all of which was related to earnings.

The Company’s investment in Guyoung, a 20 percent owned joint venture in Korea, is accounted for under the equity method. This investment totaled $2,060 and $2,014 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets.

The Company’s investment in Huayu-Cooper Standard Sealing Systems Co. Ltd. (“Huayu”), a 47.5 percent owned joint venture in China, is accounted for under the equity method. This investment totaled $24,602 and $26,815 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In 2011, the Company received from Huayu a dividend of $1,790 all of which was related to earnings. In 2012, the Company received from Huayu a dividend of $2,519 all of which was related to earnings.

During 2011, the company acquired a 20% ownership interest in NISCO Thailand, a joint venture in Thailand. This investment, accounted for under the equity method, totaled $11,296 and $13,056 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In 2012, the Company received from NISCO Thailand a dividend of $82, all of which was related to earnings.

During 2011, the company acquired a 50% ownership interest in Sujan Barre Thomas AVS Private Limited, a joint venture in India. This investment, accounted for under the equity method, totaled $1,751 and $2,944 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets

Foreign currency – The financial statements of foreign subsidiaries are translated to U.S. dollars at the end-of-period exchange rates for assets and liabilities and at a weighted average exchange rate for each period for revenues and expenses. Translation adjustments for those subsidiaries whose local currency is their functional currency are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction related gains and losses arising from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recognized in earnings as incurred, except for those intercompany balances which are designated as long-term.

Cash and cash equivalents – The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts receivable – The Company records trade accounts receivable when revenue is recorded in accordance with its revenue recognition policy and relieves accounts receivable when payments are received from customers. Generally the Company does not require collateral for its accounts receivable.

Allowance for doubtful accounts – The allowance for doubtful accounts is established through charges to the provision for bad debts. The Company evaluates the adequacy of the allowance for doubtful accounts on a periodic basis. The evaluation includes historical trends in collections and write-offs, management’s judgment of the probability of collecting accounts and management’s evaluation of business risk. This evaluation is inherently subjective, as it requires estimates that are susceptible to revision as more information becomes available. The allowance for doubtful accounts was $3,028 and $3,727 at December 31, 2011 and 2012, respectively.

Advertising expense – Expenses incurred for advertising are generally expensed when incurred. Advertising expense was $258 for the five months ended May 31, 2010, $426 for the seven months ended December 31, 2010, $1,463 for the year ended December 31, 2011, and $1,839 for the year ended December 31, 2012.

Inventories – Inventories are valued at lower of cost or market. Cost is determined using the first-in, first-out method. Finished goods and work-in-process inventories include material, labor and manufacturing overhead costs. The Company records inventory reserves for inventory in excess of production and/or forecasted requirements and for obsolete inventory in production. As of December 31, 2011 and 2012, inventories are reflected net of reserves of $17,287 and $20,987, respectively.

	December 31, 2011	December 31, 2012
Finished goods	$34,446	$37,415
Work in process	34,466	32,383
Raw materials and supplies	70,814	73,455

Inventories, net	$139,726	$143,253

In connection with the adoption of fresh-start accounting, an $8,136 fair value write-up of inventory was recorded at May 31, 2010 in the Predecessor. Such inventory was liquidated as of December 31, 2010 by the Successor and recorded as an increase to cost of product sold. In connection with the acquisition of FMEA a $1,236 fair value write up of inventory was recorded in the second quarter of 2011. Such inventory was liquidated as of December 31, 2011 and recorded as an increase to cost of product sold.

Derivative financial instruments – Derivative financial instruments are utilized by the Company to reduce foreign currency exchange and interest rate risks. The Company has established policies and procedures for risk assessment and the approval, reporting, and monitoring of derivative financial instrument activities. On the date the derivative is established, the Company designates the derivative as either a fair value hedge, a cash flow hedge, or a net investment hedge in accordance with its established policy. The Company does not enter into financial instruments for trading or speculative purposes.

Income taxes – Income tax expense in the consolidated statements of net income is calculated in accordance with ASC Topic 740, Accounting for Income Taxes, which requires the recognition of deferred income taxes using the liability method.

Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if the Company determines that it is more likely than not that the asset will not be realized.

Long-lived assets – Property, plant, and equipment are recorded at cost and depreciated using primarily the straight-line method over their estimated useful lives. Leasehold improvements are amortized over the expected life of the asset or term of the lease, whichever is shorter. Intangibles with finite lives, which include technology and customer relationships, are amortized over their estimated useful lives. The Company evaluates the recoverability of long-lived assets when events and circumstances indicate that the assets may be impaired and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying value. If the net carrying value exceeds the fair value, an impairment loss exists and is calculated based on a discounted cash flow analysis or estimated salvage value. Discounted cash flows are estimated using internal budgets and assumptions regarding discount rates and other factors.

Pre-Production Costs Related to Long Term Supply Arrangements – Costs for molds, dies, and other tools owned by the Company to produce products under long-term supply arrangements are recorded at cost in property, plant, and equipment and amortized over the lesser of three years or the term of the related supply agreement. The amounts capitalized were $3,116 and $2,593 at December 31, 2011 and 2012, respectively. The Company expenses all pre-production tooling costs related to customer-owned tools for which reimbursement is not contractually guaranteed by the customer. Reimbursable tooling costs included in other assets in the accompanying consolidated balance sheets were $3,685 and $3,877 at December 31, 2011 and 2012, respectively. Reimbursable tooling costs are recorded in accounts receivable in the accompanying consolidated balance sheets if considered a receivable in the next twelve months. Included in accounts receivable for customer-owned tooling for the years ended December 31, 2011 and 2012 were $90,345 and $116,947, respectively, of which $55,601 and $78,403, respectively, was not yet invoiced to the customer.

Goodwill – Goodwill is not amortized but is tested for impairment, either annually or when events or circumstances indicate that impairment may exist, by reporting unit which is determined in accordance with ASC 350 “Intangibles-Goodwill and Other.” The Company utilizes an income approach to estimate the fair value of each of its reporting units. The income approach is based on projected debt-free cash flow which is discounted to the present value using discount factors that consider the timing and risk of cash flows. The Company believes that this approach is appropriate because it provides a fair value estimate based upon the reporting unit’s expected long-term operating cash flow performance. Fair value is estimated using recent automotive industry and specific platform production volume projections, which are based on both third-party and internally-developed forecasts, as well as commercial, wage and benefit, inflation and discount rate assumptions. Other significant assumptions include the weighted average cost of capital, terminal value growth rate, terminal value margin rates, future capital expenditures and changes in future working capital requirements. While there are inherent uncertainties related to the assumptions used and to management’s application of these assumptions to this analysis, the Company believes that the income approach provides a reasonable estimate of the fair value of its reporting units. The Company conducts its annual goodwill impairment analysis as of October 1st of each year.

The Company may first assess qualitative factors to determine if it is necessary to perform the two-step goodwill impairment test. The Company also has the option to bypass the qualitative assessment and proceed directly to the first step of the goodwill test. For 2012, the Company decided to bypass the qualitative assessment and proceed directly to the first step of the goodwill impairment test. The first step of the goodwill impairment test compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value exceeds the carrying value, then the Company concludes that no goodwill impairment has occurred. If the carrying value of the reporting unit exceeds its fair value, a second step is required to measure possible goodwill impairment loss. The second step includes hypothetically valuing the tangible and intangible assets and liabilities of the reporting unit as if the reporting unit had been acquired in a business combination. Then, the implied fair value of the reporting unit’s goodwill is compared to the carrying value of that goodwill. If the carrying value of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not to exceed the carrying value. For 2012 the Company determined that their South America reporting unit was impaired and a goodwill impairment charge of $2.8 million was recognized.

Revenue Recognition and Sales Commitments – The Company generally enters into agreements with their customers to produce products at the beginning of a vehicle’s life. Although such agreements do not generally provide for minimum quantities, once they enter into such agreements, fulfillment of their customers’ purchasing requirements can be their obligation for an extended period or the entire production life of the vehicle. These agreements generally may be terminated by their customer at any time. Historically, terminations of these agreements have been minimal. In certain limited instances, they may be committed under existing agreements to supply products to their customers at selling prices which are not sufficient to cover the direct cost to produce such products. In such situations, they recognize losses as they are incurred.

The Company receives blanket purchase orders from many of their customers on an annual basis. Generally, such purchase orders and related documents set forth the annual terms, including pricing, related to a particular vehicle model. Such purchase orders generally do not specify quantities. They recognize revenue based on the pricing terms included in their annual purchase orders as their products are shipped to their customers. As part of certain agreements, they are asked to provide their customers with annual cost reductions. They accrue for such amounts as a reduction of revenue as their products are shipped to their customers. In addition, they generally have ongoing adjustments to their pricing arrangements with their customers based on the related content and cost of their products. Such pricing accruals are adjusted as they are settled with their customers.

Amounts billed to customers related to shipping and handling are included in sales in their consolidated statements of net income. Shipping and handling costs are included in cost of sales in their consolidated statements of net income.

Research and development – Costs are charged to selling, administration and engineering expense as incurred and totaled $29,130 for the five months ended May 31, 2010, $39,662 for the seven months ended December 31, 2010, $83,906 for the year ended December 31, 2011, and $94,171 for the year ended December 31, 2012.

Stock-based compensation – The Company measures stock-based compensation expense at fair value in accordance with U.S. GAAP and recognizes such expenses over the vesting period of the stock-based employee awards. For further information related to the Company’s stock-based compensation programs, see Note 19. “Stock-Based Compensation.”

Use of estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of (1) revenues and expenses during the reporting period and (2) assets and liabilities, as well as disclosure of contingent assets and liabilities, at the date of the financial statements. Actual results could differ from those estimates.

Reclassifications – Certain amounts in prior periods’ financial statements have been reclassified to conform to the current year presentation.

Subsequent events – In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The guidance is effective for fiscal years beginning after December 15, 2012. The impact of the adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-lived Intangible Assets for Impairment.” This ASU permits companies to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing the quantitative impairment test. This ASU is effective for fiscal years beginning after September 15, 2012 (early adoption is permitted). The impact of the adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In December 2011, ASU 2011-05 was modified by the issuance of ASU 2011-12, Comprehensive Income (220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 which defers certain paragraphs of ASU 2011-05 that would require reclassifications of items from other comprehensive income to net income by component of net income and by component of other comprehensive income. The impact of the adoption of these ASU’s is not expected to have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” This ASU will allow companies to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before performing the two-step impairment review process. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011 (early adoption is permitted). The impact of adoption did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” This ASU required companies to present items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in one continuous statement or two separate but consecutive statements. The Company adopted this new accounting guidance in the first quarter of 2012.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends the requirements for measuring fair value and disclosing information about fair value. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011 (early adoption is prohibited). The impact of adoption did not have a material impact on the consolidated financial statements.

Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting	12 Months Ended
Dec. 31, 2012
Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting

3. Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting

Filing of Bankruptcy Cases

During the first half of 2009, the Company experienced a substantial decrease in revenues caused by the severe decline in worldwide automotive production that followed the global financial crisis that began in 2008. On August 3, 2009, the Company and each of its direct and indirect wholly-owned U.S. subsidiaries (collectively with the Company, the “Debtors”) filed voluntary petitions for relief under Chapter 11 in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) (Consolidated Case No. 09-12743(PJW)) (the “Chapter 11 Cases”). On August 4, 2009, the Company’s Canadian subsidiary, Cooper-Standard Automotive Canada Limited, a corporation incorporated under the laws of Ontario (“CSA Canada”), commenced proceedings seeking relief from its creditors under Canada’s Companies’ Creditors Arrangement Act (the “Canadian Proceedings”) in the Ontario Superior Court of Justice in Toronto, Canada (Commercial List) (the “Canadian Court”), court file no. 09-8307-00CL. The Company’s subsidiaries and operations outside of the United States and Canada were not subject to the requirements of the Bankruptcy Code. On March 26, 2010, the Debtors filed with the Bankruptcy Court their Second Amended Joint Chapter 11 Plan of Reorganization (as amended and supplemented, the “Plan of Reorganization”) and their First Amended Disclosure Statement (as amended and supplemented, the “Disclosure Statement”). On May 12, 2010, the Bankruptcy Court entered an order approving and confirming the Plan of Reorganization (the “Confirmation Order”). CSA Canada’s plan of compromise or arrangement was sanctioned on April 16, 2010.

On May 27, 2010 (the “Effective Date”), the Debtors consummated the reorganization contemplated by the Plan of Reorganization and emerged from Chapter 11 bankruptcy proceedings.

Post-Emergence Capital Structure and Recent Events

Following the Effective Date, the Company’s capital structure consisted of the following:

•

Senior ABL Facility. A senior secured asset-based revolving credit facility in the aggregate principal amount of $125,000 (the “Senior ABL Facility”), which contains an uncommitted $25,000 “accordion” facility that will be available at the Company’s request if the lenders at the time consent.

•	8 1/2% Senior Notes due 2018. $450,000 of senior unsecured notes (the “Senior Notes”) that bear interest at 8 1/2% per annum and mature on May 1, 2018.

•

Common stock, 7% preferred stock and warrants. Equity securities comprised of (i) 17,489,693 shares of the Company’s common stock, (ii) 1,000,000 shares of the Company’s 7% preferred stock, which are initially convertible into 4,290,788 shares of the Company’s common stock, and (iii) 2,419,753 warrants (“warrants”) to purchase up to an aggregate of 2,419,753 shares of the Company’s common stock.

On the Effective Date, the Company issued to key employees of the Company, (i) 757,896 shares of common stock plus, subject to realized dilution on the warrants, an additional 104,075 shares of common stock as restricted stock, (ii) 41,664 shares of 7% preferred stock as restricted 7% preferred stock, and (iii) 702,509 options to purchase shares of common stock, plus, subject to realized dilution on the warrants, an additional 78,057 options to purchase shares of common stock. On the day after the Effective Date, the Company issued to certain of its directors and Oak Hill Advisors L.P. or its affiliates, 26,448 shares of common stock as restricted stock and 58,386 options to purchase shares of common stock. The Company also reserved 780,566 shares of common stock for future issuance to the Company’s management. On July 19, 2010, the Company paid a dividend to holders of its outstanding 7% preferred stock in the form of 10,780 additional shares of 7% preferred stock.

For further information on the Senior ABL Facility and the Senior Notes, see Note 8. “Debt.” For further information on our common stock, 7% preferred stock and warrants, see Note 18. “Equity and Redeemable Preferred Stock.”

Satisfaction of Debtor-in-Possession Financing

In connection with the commencement of the Chapter 11 Cases and the Canadian Proceedings, the Company entered into debtor-in-possession financing arrangements. On the Effective Date, all remaining amounts outstanding under the Company’s debtor-in-possession financing arrangement were repaid using proceeds of the Debtors’ exit financing. For additional information on these financing arrangements, see Note 8. “Debt.”

Cancellation of Certain Prepetition Obligations

Under the Plan of Reorganization, the Company’s prepetition equity, debt and certain of its other obligations were cancelled and extinguished as follows:

•

the Predecessor’s equity interests, including common stock and any options, warrants, calls, subscriptions or other similar rights or other agreements, commitments or outstanding securities obligations, were cancelled and extinguished, and no distributions were made to the Predecessor’s former equity holders;

•

the Predecessor’s prepetition debt securities were cancelled and the indentures governing such obligations were terminated (other than for the purposes of allowing holders of the notes to receive distributions under the Plan of Reorganization and allowing the trustees to exercise certain rights); and

•

the Predecessor’s prepetition credit agreement was cancelled and terminated, including all agreements related thereto (other than for the purposes of allowing creditors under that facility to receive distributions under the Plan of Reorganization and allowing the administrative agent to exercise certain rights).

Fresh-Start Accounting

The Debtors emerged from Chapter 11 bankruptcy proceedings on May 27, 2010. As a result, the Successor adopted fresh-start accounting as (i) the reorganization value of the Predecessor’s assets immediately prior to the confirmation of the Plan of Reorganization was less than the total of all post-petition liabilities and allowed claims and (ii) the holders of the Predecessor’s existing voting shares immediately prior to the confirmation of the Plan of Reorganization received less than 50% of the voting shares of the emerging entity. U.S. GAAP requires the adoption of fresh-start accounting as of the Plan of Reorganization’s confirmation date, or as of a later date when all material conditions precedent to the Plan of Reorganization becoming effective are resolved, which occurred on May 27, 2010. The Company elected to adopt fresh-start accounting as of May 31, 2010 to coincide with the timing of its normal May accounting period close. There were no transactions that occurred from May 28, 2010 through May 31, 2010, that would materially impact the Company’s consolidated financial position, results of operations or cash flows for the 2010 Successor or 2010 Predecessor periods.

Reorganization Value

The Bankruptcy Court confirmed the Plan of Reorganization, which included an enterprise value (or distributable value) of $1,025,000, assuming $50,000 of excess cash, as set forth in the Disclosure Statement. For purposes of the Plan of Reorganization and the Disclosure Statement, the Company and certain unsecured creditors agreed upon this value. This reorganization value was determined to be a fair and reasonable value and is within the range of values considered by the Bankruptcy Court as part of the confirmation process. The reorganization value reflects a number of factors and assumptions, including the Company’s statements of net income and balance sheets, the Company’s financial projections, the amount of cash to fund operations, current market conditions and a return to more normalized light vehicle production and sales volumes. The range of values considered by the Bankruptcy Court of $975,000 to $1,075,000 was determined using comparable public company trading multiples, precedent transactions analysis and discounted cash flow valuation methodologies.

Adoption of Fresh-Start Accounting

Fresh-start accounting results in a new basis of accounting and reflects the allocation of the Company’s fair value to its underlying assets and liabilities. Significant adjustments are summarized below:

Elimination of Predecessor’s goodwill	$(87,728)
Successor’s goodwill	136,666
Elimination of Predecessor’s intangible assets	(10,294)
Successor’s intangible asset adjustment (a)	155,005
Defined benefit plans adjustment (b)	(30,680)
Inventory adjustment (c)	8,136
Property, plant and equipment adjustment (d)	40,665
Investments in non-consolidated affiliates adjustment (e)	9,021
Noncontrolling interest adjustments (e)	(2,182)
Elimination of Predecessor’s accumulated other comprehensive loss and other adjustments	(78,678)

Pretax income on fresh-start accounting adjustments	139,931
Tax related to fresh-start accounting adjustments (f)	(24,580)

Net gain on fresh-start accounting adjustments	$115,351

(a)	Intangible assets – This adjustment reflects the fair value of intangible assets determined as of the Effective Date.
(b)	Defined benefit plans – This adjustment primarily reflects differences in assumptions, such as the expected return on plan assets and the weighted average discount rate related to the payment of benefit obligations, between the prior measurement date of December 31, 2009 and the Effective Date.
(c)	Inventory – This amount adjusts inventory to fair value as of the Effective Date, which is estimated for finished goods and work-in-process based upon the expected selling price less cost to complete, selling and disposal cost and a normal selling profit. Raw material inventory was recorded at a carrying value as such value approximates the replacement cost.
(d)	Property, plant and equipment – This amount adjusts property, plant and equipment to fair value as of the Effective Date, giving consideration to the highest value and best use of these assets. Fair value estimates were based on independent appraisals. Key assumptions used in the appraisals were based on a combination of income, market and cost approaches, as appropriate.
(e)	Investments in non-consolidated and noncontrolling interests – These amounts adjust investments in non-consolidated affiliates and noncontrolling interests to their estimated fair values. Estimated fair values were based on internal and external valuations using customary valuation methodologies, including comparable earnings multiples, discounted cash flows and negotiated transaction values.
(f)	Tax expense – This amount reflects the tax expense related to the fair value adjustments of inventory, property, plant and equipment, intangibles, tooling and investments.

Reorganization Items and Fresh-Start Accounting Adjustments, net

Reorganization items include expenses, gains and losses directly related to the Debtors’ reorganization proceedings. Fresh-start accounting adjustments reflect the impact of adoption of fresh-start accounting. A summary of reorganization items and fresh-start accounting adjustments, net for the Predecessor period, is shown below:

Pretax reorganization items:
Professional and other fees	$48,701
Gain on prepetition settlement	(49,980)
Gain on settlement of liabilities subject to compromise	(162,243)

(163,522)

Pretax fresh-start accounting adjustments	(139,931)

Reorganization items and fresh-start accounting adjustments, net	$(303,453)

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

4. Acquisitions

On March 28, 2011, the Company completed the acquisition of USi, Inc. (“USi”), based in Rockford, Tennessee, from Ikyuo Co. Ltd. of Japan, for cash consideration of $6,500. USi provides an innovative hard coating process for use in automotive and industrial applications, which allows the Company to expand its technology capabilities. This acquisition was accounted for under ASC 805, “Business Combinations,” and the results of operations of USi are included in the Company’s consolidated financial statements from the date of acquisition. This acquisition does not meet the thresholds for a significant acquisition and therefore no pro forma financial information is presented.

To broaden product lines across Europe, the Company completed an agreement with Fonds de Modernisation des Equipementiers Automobiles (“FMEA”) on May 2, 2011, to establish a joint venture that combined the Company’s French body sealing operations and the operations of Société des Polymères Barre-Thomas (“SPBT”). SPBT was a French supplier of anti-vibration systems and low pressure hoses, as well as body sealing products, which FMEA acquired as a preliminary step to the joint venture transaction. The Company contributed its French body sealing assets and obligations, which had a fair value of approximately $33,000, to the joint venture to acquire 51 percent ownership and FMEA contributed the assets and obligations of SPBT for its 49 percent ownership. SPBT changed its name to Cooper Standard France SAS (“CS France”) subsequent to the transaction.

The Company accounted for the transaction as a sale of a subsidiary while retaining control under ASC 810, “Consolidations” and an acquisition of 51 percent ownership interest of SPBT under ASC 805, “Business Combinations.” Accordingly, the subsidiary was transferred at historical cost and the assets acquired and the liabilities assumed of SPBT were recorded at fair value and are included in the Company’s consolidated balance sheets. The Company received net cash of $38,224 as part of the transaction. Also, as part of the acquisition, the Company acquired an ownership interest in a joint venture in India.

The operating results of CS France are included in the Company’s consolidated financial statements from the date of acquisition. This joint venture does not meet the thresholds for a significant acquisition and therefore no pro forma financial information is presented.

In connection with the investment in CS France, the noncontrolling stockholders have the option, which is embedded in the noncontrolling interest, to require the Company to purchase the remaining 49 percent noncontrolling share at a formula price designed to approximate fair value based on operating results of the entity. The put option becomes exercisable at the expiration of the four year period following the May 2, 2011 closing date of the transaction. The combination of a noncontrolling interest and a put option resulted in a redeemable noncontrolling interest.

The noncontrolling interest is redeemable at other than fair value as the put value is determined based on a formula described above. The Company records the noncontrolling interests in CS France at the greater of 1) the initial carrying amount, increased or decreased for the noncontrolling stockholders’ share of net income or loss and its share of other comprehensive income or loss and dividends (“carrying amount”) or 2) the cumulative amount required to accrete the initial carrying amount to the redemption value, which resulted in accretion of $4,798 for the year ended December 31, 2012. Such accretion amounts are recorded as increases to redeemable noncontrolling interests with offsets to equity. According to authoritative accounting guidance, the redeemable noncontrolling interest is classified outside of permanent equity, in mezzanine equity, on the Company’s consolidated balance sheets. As of December 31, 2012, the estimated redemption value of the put option is $10,290. The redemption amount related to the put option is guaranteed by the Company and secured with the CS France shares held by a subsidiary of the Company. The Company has determined that the non-recurring fair value measurement related to this calculation relies primarily on Company-specific inputs and the Company’s assumptions, as observable inputs are not available. As such, the Company has determined that this fair value measurement resides within Level 3 of the fair value hierarchy. To determine the fair value of the put option, the Company utilizes the projected cash flows expected to be generated by the joint venture, then discounts the future cash flows by using a risk-adjusted rate for the Company.

According to authoritative accounting guidance for redeemable noncontrolling stockholders’ interests, to the extent the noncontrolling stockholders have a contractual right to receive an amount upon exercise of a put option that is other than fair value, and such amount is greater than carrying value, the noncontrolling stockholder has, in substance, received a dividend distribution that is different than other common stockholders. Therefore the redemption amount in excess of fair value should be reflected as a reduction in the income available to the Company’s common stockholders in the computation of earnings per share. At December 31, 2012 there was no difference between redemption value and fair value.

On July 1, 2011, the Company purchased from Nishikawa Rubber Co., Limited (“Nishikawa Rubber”) a 20% interest in Nishikawa Tachaplalert Rubber Company Limited for cash consideration of $10,500. Nishikawa Tachaplalert Rubber Company Limited is a joint venture majority owned by Nishikawa Rubber based in Thailand and supplies body sealing products. The new joint venture entity is Nishikawa Tachaplalert Cooper Limited. This joint venture is owned 20% by Cooper Standard, 77.7% by Nishikawa Rubber and 2.3% owned by Original Tachaplalerts and Marubeni Thailand. This investment is accounted for under the equity method and is included in other assets in the accompanying consolidated balance sheets.

During the fourth quarter of 2011, the Company acquired the automotive sealing business of Sigit S.p.A, (“Sigit”) based in Chivasso, Italy and Poland, for a total cash consideration of $4,066. Consolidating Sigit’s sealing capabilities into the Company’s existing operations will broaden the Company’s supply relationship with global OEM customers. This acquisition was accounted for under ASC 805, “Business Combinations,” and the results of operations of Sigit are included in the Company’s consolidated financial statements from the date of acquisition. This acquisition does not meet the thresholds for a significant acquisition and therefore no pro forma financial information is presented.

Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring

3. Restructuring

The Company implemented several restructuring initiatives in prior years in connection with the closure or consolidation of facilities in North America, Europe, South America, Australia and Asia. The Company also implemented a restructuring initiative that involved the reorganization of the Company’s operating structure. The Company commenced these initiatives prior to December 31, 2010 and continued to execute these initiatives through March 31, 2013. The majority of the costs associated with these initiatives were incurred shortly after the original implementation. However, the Company continues to incur costs on some of the initiatives related principally to the disposal of the respective facilities. The total expense incurred related to these actions amounted to $303 and $126 for the three months ended March 31, 2012 and 2013, respectively. As of March 31, 2013 there is a liability of $130 associated with these initiatives recorded on the Company’s condensed consolidated balance sheet.

In the first quarter of 2011, the Company initiated the closure of a facility in North America and announced the decision to establish a centralized shared services function in Europe. The majority of the costs have been recognized, however, the Company continues to incur costs on some of the initiatives related principally to the disposal of the respective facilities. The Company has recognized $11,519 of costs related to these initiatives. The following table summarizes the activity for these initiatives for the three months ended March 31, 2012 and 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2012	$3,443	$848	$—	$4,291
Expense	237	1,152	258	1,647
Cash payments	(353)	(2,000)	—	(2,353)
Utilization of reserve	—	—	(258)	(258)

Balance at March 31, 2012	$3,327	$—	$—	$3,327

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$—	$—	$—	$—
Expense	—	197	87	284
Cash payments	—	(197)	—	(197)
Utilization of reserve	—	—	(87)	(87)

Balance at March 31, 2013	$—	$—	$—	$—

An other postretirement benefit curtailment gain of $1,539 for the three months ended March 31, 2012 resulted from the closure of a U.S. facility and was recorded as a reduction to restructuring expense.

In the second quarter of 2011, the Company initiated the reorganization of the Company’s French body sealing operations in relation to the joint venture agreement with Fonds de Modernisation des Equipementiers Automobiles (“FMEA”). The majority of the costs have been recognized, however, additional costs may be incurred. The Company has recognized $51,150 of costs related to this initiative. The following table summarizes the activity for this initiative for the three months ended March 31, 2012 and 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2012	$23,228	$—	$—	$23,228
Expense	(35)	832	—	797
Cash payments and foreign exchange translation	(3,783)	(832)	—	(4,615)

Balance at March 31, 2012	$19,410	$—	$—	$19,410

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$2,054	$—	$—	$2,054
Expense	145	580	—	725
Cash payments and foreign exchange translation	(452)	(580)	—	(1,032)

Balance at March 31, 2013	$1,747	$—	$—	$1,747

During 2012, the Company initiated the restructuring of facilities in Europe to change the Company’s European footprint to improve the Company’s operating performance. The majority of the costs have been recognized, however, additional costs may be incurred. The Company has recognized $22,756 of costs related to this initiative. The following table summarizes the activity for this initiative for the three months ended March 31, 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$13,507	$—	$—	$13,507
Expense	2,004	—	—	2,004
Cash payments and foreign exchange translation	(6,621)	—	—	(6,621)

Balance at March 31, 2013	$8,890	$—	$—	$8,890

In the first quarter of 2013, the Company eliminated certain positions within the organization that resulted in restructuring expense of $1,621. As of March 31, 2013 there is a liability of $1,621 associated with this initiative recorded on the Company’s condensed consolidated balance sheet. No additional expense is expected to be incurred related to this initiative.

5. Restructuring

The Company implemented several restructuring initiatives in prior years in connection with the closure or consolidation of facilities in North America, Europe, South America, Australia and Asia. The Company also implemented a restructuring initiative that involved the reorganization of the Company’s operating structure. The Company commenced these initiatives prior to December 31, 2010 and continued to execute these initiatives through December 31, 2012. The majority of the costs associated with these initiatives were incurred shortly after the original implementation. However, the Company continues to incur costs on some of the initiatives related principally to the liquidation of the respective facilities. The total expense incurred related to these actions amounted to $(9) and $652 for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012 there is a liability of $61 associated with these initiatives recorded on the Company’s consolidated balance sheet.

In the first quarter of 2011, the Company initiated the closure of a facility in North America and announced the decision to establish a centralized shared services function in Europe. The estimated total costs of these initiatives amount to $11,200 and are expected to be completed in 2013. The following table summarizes the activity for these initiatives for the years ended December 31, 2011 and 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$3,489	$5,336	$—	$8,825
Cash payments	(46)	(4,488)	—	(4,534)

Balance at December 31, 2011	$3,443	$848	$—	$4,291
Expense	(395)	2,658	147	2,410
Cash payments	(3,048)	(3,506)	—	(6,554)
Utilization of reserve	—	—	(147)	(147)

Balance at December 31, 2012	$—	$—	$—	$—

An other postretirement benefit curtailment gain of $1,539 for the year ended December 31, 2012 resulted from the closure of a U.S facility and was recorded as a reduction to restructuring expense.

In the second quarter of 2011, the Company initiated the reorganization of the Company’s French body sealing operations in relation to the joint venture agreement with FMEA. The estimated total cost of this initiative is $50,400 and is expected to be completed in 2013. The following table summarizes the activity for this initiative for the years ended December 31, 2011 and 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$32,995	$6,620	$—	$39,615
Reorganization initiative transfer	1,877	—	—	1,877
Cash payments and foreign exchange translation	(11,644)	(6,620)	—	(18,264)

Balance at December 31, 2011	$23,228	$—	$—	$23,228
Expense	2,385	1,740	3,846	7,971
Cash payments and foreign exchange translation	(23,559)	(1,740)	—	(25,299)
Utilization of reserve	—	—	(3,846)	(3,846)

Balance at December 31, 2012	$2,054	$—	$—	$2,054

In the third quarter of 2011, the Company initiated the transfer of a sealing business from one of its German facilities to other sealing operations in Eastern Europe. After discussions with several stakeholders it was determined the completion of this initiative would not be achieved. As a result, $1,644 of restructuring expense was reversed in the year ended December 31, 2012.

In the first quarter of 2012, the Company initiated the closure of a facility in North America and a restructuring liability of $4,886 was recorded. During the second quarter of 2012, the Company was able to negotiate a new contract with the union, therefore enabling the facility to remain open. As a result, $4,725 of restructuring expense was reversed in the year ended December 31, 2012.

During 2012, the Company initiated the restructuring of facilities in Europe to change the Company’s European footprint to improve the Company’s operating performance. The estimated total cost of this initiative is $20,800 and is expected to be completed in 2013. The following table summarizes the activity for this initiative for the year ended December 31, 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$19,330	$1,260	$162	$20,752
Cash payments and foreign exchange translation	(5,823)	(1,260)	—	(7,083)
Utilization of reserve	—	—	(162)	(162)

Balance at December 31, 2012	$13,507	$—	$—	$13,507

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

6. Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	December 31, 2011	December 31, 2012	Estimated Useful Lives
Land and improvements	$92,386	$91,456	10 to 25 years
Buildings and improvements	193,189	197,330	10 to 40 years
Machinery and equipment	415,828	511,753	5 to 10 years
Construction in progress	78,884	95,414

	780,287	895,953
Accumulated depreciation	(160,570)	(267,345)

Property, plant and equipment, net	$619,717	$628,608

During 2012, the Company impaired property, plant and equipment at one of their European facilities with a carrying value of approximately $16,700 to their fair value of approximately $9,400, resulting in an impairment charge of approximately $7,300. Fair value was determined using discounted cash flows, revenue growth of 2% and a discount rate of 15%.

Depreciation expense totaled $35,333, $57,687, $108,473, and $107,275 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Goodwill and Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangibles

2. Goodwill and Intangibles

Effective April 1, 2013, the Company changed its basis of presentation from two to four segments. For more information on this realignment, see Note 14. “Business Segments.” The changes in the carrying amount of goodwill by reportable operating segment for the three months ended March 31, 2013 are summarized as follows:

	North America	Europe	South America	Asia Pacific	Total
Balance at January 1, 2013	$115,420	$13,836	$—	$4,460	$133,716
Foreign exchange translation	(101)	(384)		11	(474)

Balance at March 31, 2013	$115,319	$13,452	$—	$4,471	$133,242

Goodwill is not amortized but is tested for impairment, either annually or when events or circumstances indicate that impairment may exist, by reporting units determined in accordance with ASC 350, “Goodwill and Other Intangible Assets.”

The following table presents intangible assets and accumulated amortization balances of the Company as of December 31, 2012 and March 31, 2013, respectively:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
Customer relationships	$135,741	$(34,184)	$101,557	7.7
Developed technology	9,574	(4,143)	5,431	3.9
Other	10,337	(601)	9,736

Balance at December 31, 2012	$155,652	$(38,928)	$116,724	7.1

Customer relationships	$136,115	$(37,637)	$98,478	7.4
Developed technology	9,461	(4,491)	4,970	3.7
Other	10,434	(731)	9,703

Balance at March 31, 2013	$156,010	$(42,859)	$113,151	6.9

Amortization expense totaled $3,833 and $3,891 for the three months ended March 31, 2012 and 2013, respectively. Amortization expense is estimated to be approximately $15,500 for the year ending December 31, 2013.

7. Goodwill and Intangibles

Goodwill

Effective April 1, 2013, the Company changed its basis of presentation from two to four segments. For more information on this realignment, see Note 20. “Business Segments.” The changes in the carrying amount of goodwill by reportable operating segment for the years ended December 31, 2011 and 2012 are summarized as follows:

	North America	Europe	South America	Asia Pacific	Total
Balance at December 31, 2010	$115,384	$13,926	$3,480	$4,210	$137,000
Foreign exchange translation	(86)	(330)	(378)	200	(594)

Balance at December 31, 2011	$115,298	$13,596	$3,102	$4,410	$136,406
Foreign exchange translation	122	240	(315)	50	97
Impairment charges	—	—	(2,787)	—	(2,787)

Balance at December 31, 2012	$115,420	$13,836	$—	$4,460	$133,716

Goodwill is not amortized but is tested for impairment, either annually or when events or circumstances indicate that impairment may exist, by reporting units determined in accordance with ASC 350, “Goodwill and Other Intangible Assets.” During the fourth quarter of 2012, the Company recorded a goodwill impairment charge of $2,787 in its South American segment. This charge was due to changes in the forecast for this operating segment resulting from launch activities and operating inefficiencies incurred in 2012 and expected to continue into the near future as additional time will be required to improve operational performance.

Other Intangible Assets

The following table presents intangible assets and accumulated amortization balances of the Company as of December 31, 2011 and 2012, respectively:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
Customer relationships	$138,576	$(21,267)	$117,309	8.6
Developed technology	9,503	(2,521)	6,982	4.8
Other	7,603	(203)	7,400

Balance at December 31, 2011	$155,682	$(23,991)	$131,691	8.1

Customer relationships	$135,741	$(34,184)	$101,557	7.7
Developed technology	9,574	(4,143)	5,431	3.9
Other	10,337	(601)	9,736

Balance at December 31, 2012	$155,652	$(38,928)	$116,724	7.1

Amortization expense totaled $319, $8,982, $15,601 and $15,456 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Estimated amortization expense for the next five years is shown in the table below:

Year	Expense
2013	$15,446
2014	15,257
2015	15,131
2016	14,739
2017	14,021

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt

5. Debt

Outstanding debt consisted of the following at December 31, 2012 and March 31, 2013:

	December 31, 2012	March 31, 2013
Senior notes	$450,000	$450,000
Other borrowings	33,365	35,664

Total debt	$483,365	$485,664
Less current portion	(32,556)	(34,880)

Total long-term debt	$450,809	$450,784

Senior ABL Facility

The Company’s senior secured asset-based revolving credit facility (“the Senior ABL Facility”) provides for an aggregate revolving loan availability of up to $125,000, subject to borrowing base availability, including a $45,000 letter of credit sub-facility and a $20,000 swing line sub-facility. The Senior ABL Facility also provides for an uncommitted $25,000 incremental loan facility, for a potential total Senior ABL Facility of $150,000 (if requested by the borrowers and any existing lenders or new lenders agree to fund such increase). No consent of any lender (other than those participating in the increase) is required to effect any such increase. As of March 31, 2013, no amounts were drawn under the Senior ABL Facility, but there was approximately $26,976 of letters of credit outstanding.

On April 8, 2013 the Company entered into the Amended and Restated Senior ABL Facility, with certain lenders, which amended and restated the existing Senior ABL Facility. The Amended and Restated Senior ABL Facility provides for an aggregate revolving loan availability of up to $150,000, subject to borrowing base availability, including a $50,000 letter of credit sub-facility and a $25,000 swing line sub-facility. The Amended and Restated Senior ABL Facility also provides for an uncommitted $75,000 incremental loan facility, for a potential total Senior ABL Facility of $225,000 (if requested by the Company and the lenders agree to fund such increase). No consent of any lender (other than those participating in the increase) is required to effect any such increase.

8. Debt

Outstanding debt consisted of the following at December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Senior notes	$450,000	$450,000
Other borrowings	38,652	33,365

Total debt	$488,652	$483,365
Less current portion	(33,093)	(32,556)

Total long-term debt	$455,559	$450,809

8 1/2% Senior Notes due 2018

On May 11, 2010, CSA Escrow Corporation (the “Escrow Issuer”), an indirect wholly-owned non-Debtor subsidiary of CSA U.S., sold $450,000 aggregate principal amount of the Senior Notes. On the Effective Date, the Escrow Issuer was merged with and into CSA U.S. and CSA U.S. assumed the obligations under the Senior Notes and the Senior Notes indenture and the guarantees by the guarantors described below became effective. Proceeds from the Senior Notes, together with proceeds of the Rights Offering and cash on hand, were used to pay claims under the Predecessor’s prepetition credit agreement, the DIP Credit Agreement and the portion of the Predecessor’s prepetition senior notes payable in cash, in full, together with related fees and expenses.

The Senior Notes are unconditionally guaranteed, jointly and severally, on a senior unsecured basis, by Cooper-Standard Holdings Inc. and all of CSA U.S.’s wholly-owned domestic restricted subsidiaries (collectively, the “guarantors” and together with CSA U.S., the “obligors”). If CSA U.S. or any of its domestic restricted subsidiaries acquires or creates another wholly-owned domestic restricted subsidiary that guarantees certain debt of CSA U.S. or a guarantor, such newly acquired or created subsidiary is also required to guarantee the Senior Notes. The Senior Notes bear an interest rate of 8 1/2% and mature on May 1, 2018. Interest is payable semi-annually on May 1 and November 1.

The Senior Notes and each guarantee constitute senior debt of the CSA U.S. and each guarantor, respectively. The Senior Notes and each guarantee (1) rank equally in right of payment with all of the applicable obligor’s existing and future senior debt, (2) rank senior in right of payment to all of the applicable obligor’s existing and future subordinated debt, (3) are effectively subordinated in right of payment to all of the applicable obligor’s existing and future secured indebtedness and secured obligations to the extent of the value of the collateral securing such indebtedness and obligations and (4) are structurally subordinated to all existing and future indebtedness and other liabilities of CSA U.S.’s non-guarantor subsidiaries (other than indebtedness and liabilities owed to CSA U.S. or one of the guarantors).

CSA U.S. has the right to redeem the Senior Notes at the redemption prices set forth below:

•

on and after May 1, 2014, all or a portion of the Senior Notes may be redeemed at a redemption price of 104.250% of the principal amount thereof if redeemed during the twelve-month period beginning on May 1, 2014, 102.125% of the principal amount thereof if redeemed during the twelve-month period beginning on May 1, 2015, and 100% of the principal amount thereof if redeemed on or after May 1, 2016, in each case plus any accrued and unpaid interest to the redemption date;

•

prior to May 1, 2013, up to 35% of the Senior Notes issued under the Senior Notes indenture may be redeemed with the proceeds from certain equity offerings at a redemption price of 108.50% of the principal amount thereof, plus any accrued and unpaid interest to the redemption date; and

•	prior to May 1, 2014, all or a portion of the Senior Notes may be redeemed at a price equal to 100% of the principal amount thereof, plus a make-whole premium.

If a change of control occurs with respect to Cooper-Standard Holdings Inc. or CSA U.S., unless CSA U.S. has exercised its right to redeem all of the outstanding Senior Notes, each noteholder shall have the right to require that CSA U.S. repurchase such noteholder’s Senior Notes at a purchase price in cash equal to 101% of the principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase, subject to the right of the noteholders of record on the relevant record date to receive interest due on the relevant interest payment date.

The Senior Notes indenture limits, among other things, the ability of CSA U.S. and its restricted subsidiaries (currently, all majority owned subsidiaries) to pay dividends or make distributions, repurchase equity, prepay subordinated debt or make certain investments, incur additional debt or issue certain disqualified stock or preferred stock, sell assets, incur liens, enter into transactions with affiliates and allow to exist certain restrictions on the ability of a restricted subsidiary to pay dividends or to make other payments or loans to or transfer assets to CSA U.S. in each case, subject to certain exclusions and other customary exceptions. The Senior Notes indenture also limits the ability of CSA U.S., Cooper-Standard Holdings Inc. and a subsidiary guarantor to merge or consolidate with another entity or sell all or substantially all of its assets. In addition, certain of these covenants will not be applicable during any period of time when the Senior Notes have an investment grade rating. The Senior Notes indenture contains customary events of default.

The Senior Notes were initially issued in a private placement which was exempt from registration under the Securities Act. Pursuant to the terms of the registration rights agreement between the issuer, the guarantors and the initial purchasers of the Senior Notes, the Company consummated a registered exchange offer in February 2011, pursuant to which they exchanged all $450,000 principal amount of the outstanding privately placed Senior Notes, or “old notes,” for $450,000 principal amount of new 8 1/2% Senior Notes due 2018, or “exchange notes.” The exchange notes were issued under the same indenture as the old notes and are identical to the old notes, except that the new notes have been registered under the Securities Act. References herein to the “Senior Notes” refer to the old notes prior to the consummation of the exchange offer and to the exchange notes thereafter.

Senior ABL Facility

On the Effective Date, the Company, CSA U.S., CSA Canada (together with CSA U.S., the “Borrowers”) and certain subsidiaries of CSA U.S. entered into the Senior ABL Facility with certain lenders, Bank of America, N.A., as agent (the “Agent”), for such lenders, Deutsche Bank Trust Company Americas, as syndication agent, and Banc of America Securities LLC, Deutsche Bank Securities Inc., UBS Securities LLC and Barclays Capital, as joint lead arrangers and bookrunners. The Senior ABL Facility provides for an aggregate revolving loan availability of up to $125,000, subject to borrowing base availability, including a $45,000 letter of credit sub-facility and a $20,000 swing line sub-facility. The Senior ABL Facility also provides for an uncommitted $25,000 incremental loan facility, for a potential total Senior ABL Facility of $150,000 (if requested by the Borrowers and any existing lenders or new lenders agree to fund such increase, consent of a non-participating lender or lenders is not required). As of December 31, 2012, no amounts were drawn under the Senior ABL Facility, but there was approximately $27,045 of letters of credit outstanding.

Any borrowings under the Senior ABL Facility will mature, and the commitments of the lenders under the Senior ABL Facility will terminate, on May 27, 2014. Proceeds from the Senior ABL Facility were used by the Borrowers to pay certain secured and unsecured claims, administrative expenses and administrative claims as contemplated by the Plan of Reorganization. Proceeds of the Senior ABL Facility may also be used to issue commercial and standby letters of credit, to finance ongoing working capital needs and for general corporate purposes. Loan (and letter of credit) availability under the Senior ABL Facility is subject to a borrowing base, which at any time is limited to the lesser of: (A) the maximum facility amount (subject to certain adjustments) and (B) (i) up to 85% of eligible accounts receivable; plus (ii) up to the lesser of 70% of eligible inventory or 85% of the appraised net orderly liquidation value of eligible inventory; minus reserves established by the Agent. The accounts receivable portion of the borrowing base is subject to certain formulaic limitations (including concentration limits). The inventory portion of the borrowing base is limited to eligible inventory, as determined by an independent appraisal. The borrowing base is also subject to certain reserves, which are established by the Agent (which may include changes to the advance rates indicated above). Loan availability under the Senior ABL Facility is apportioned, as follows: $100,000 to CSA U.S. and $25,000 to CSA Canada.

The obligations of CSA U.S. under the Senior ABL Facility and cash management arrangements and interest rate, foreign currency or commodity swaps entered into by the Company, in each case with the lenders and their affiliates (collectively “Additional ABL Secured Obligations”), are guaranteed on a senior secured basis by the Company and all of our U.S. subsidiaries (other than CS Automotive LLC), and the obligations of CSA Canada under the Senior ABL Facility and Additional ABL Secured Obligations of CSA Canada and its Canadian subsidiaries are guaranteed on a senior secured basis by the Company, all of the Canadian subsidiaries of CSA Canada and all of the Company’s U.S. subsidiaries. CSA U.S. guarantees the Additional ABL Secured Obligations of its subsidiaries and CSA Canada guarantees the Additional ABL Secured Obligations of its Canadian subsidiaries. The obligations under the Senior ABL Facility and related guarantees are secured by a first priority lien on all of each Borrower’s and each guarantor’s existing and future personal property consisting of accounts receivable, payment intangibles, inventory, documents, instruments, chattel paper and investment property, certain money, deposit accounts and securities accounts and certain related assets and proceeds of the foregoing.

Borrowings under the Senior ABL Facility bear interest at a rate equal to, at the Borrowers’ option:

•	in the case of borrowings by the U.S. Borrower, LIBOR or the base rate plus, in each case, an applicable margin; or

•	in the case of borrowings by the Canadian Borrower, BA rate, Canadian prime rate or Canadian base rate plus, in each case, an applicable margin.

The applicable margin may vary between 3.25% and 3.75% with respect to the LIBOR or BA-based borrowings and between 2.25% and 2.75% with respect to base rate, Canadian prime rate and Canadian base rate borrowings. The applicable margin is subject, in each case, to quarterly pricing adjustments based on usage over the immediately preceding quarter.

In addition to paying interest on outstanding principal under the Senior ABL Facility, the Borrowers are required to pay a fee in respect of committed but unutilized commitments equal to 0.50% per annum when usage of the Senior ABL Facility (as apportioned between the U.S. and Canadian facilities) is greater than 50% and 0.75% per annum when usage of the Senior ABL Facility is equal to or less than 50%. The Borrowers are also required to pay a fee on outstanding letters of credit under the Senior ABL Facility at a rate equal to the applicable margin in respect of LIBOR based borrowings plus a fronting fee at a rate of 0.125% per annum to the issuer of such letters of credit, together with customary issuance and other letter of credit fees. The Senior ABL Facility also requires the payment of customary agency and administrative fees.

The Borrowers are able to voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans, in each case, in whole or in part, at any time without premium or penalty (other than customary breakage and related reemployment costs with respect to repayments of LIBOR-based borrowings).

The Senior ABL Facility includes affirmative and negative covenants that impose substantial restrictions on the Company’s financial and business operations, including our ability to incur and secure debt, make investments, sell assets, pay dividends or make acquisitions. The Senior ABL Facility also includes a requirement to maintain a monthly fixed charge coverage ratio of no less than 1.1 to 1.0 when availability under the Senior ABL Facility is less than specified levels. The Senior ABL Facility also contains various events of default that are customary for comparable facilities.

The Company was in compliance with all covenants as of December 31, 2012.

Other borrowings at December 31, 2011 and 2012 reflect borrowings under capital leases, local bank lines and accounts receivable factoring sold with recourse classified in debt payable within one year on the consolidated balance sheet.

The maturities of debt at December 31, 2012 are as follows:

2013	$32,556
2014	269
2015	254
2016	141
2017	145
Thereafter	450,000

$483,365

Interest paid on third party debt was $31,898, $20,508, $44,038 and $45,752 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Pensions	12 Months Ended
Dec. 31, 2012
Pensions

9. Pensions

The Company maintains defined benefit pension plans covering substantially all employees located in the United States. Benefits generally are based on compensation, length of service and age for salaried employees and on length of service for hourly employees. The Company’s policy is to fund pension plans such that sufficient assets will be available to meet future benefit requirements. The Company also sponsors defined benefit pension plans for employees in some of its international locations.

The Company also sponsors defined contribution pension plans for certain salaried and hourly U.S. employees of the Company. Participation is voluntary. The Company matches contributions of participants, up to various limits based on its profitability, in substantially all plans. In 2010, the Company began offering a new retirement plan that includes Company non-elective contributions. Non-elective and matching contributions under these plans totaled $3,324 for the five months ended May 31, 2010, $6,581 for the seven months ended December 31, 2010 and $12,565 and $12,851 for the years ended December 31, 2011 and 2012, respectively.

The following tables disclose information related to the Company’s defined benefit pension plans.

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in projected benefit obligation:
Projected benefit obligations at beginning of period	$286,074	$136,511	$308,132	$162,759
Service cost—employer	1,868	3,088	1,150	3,126
Interest cost	14,746	7,865	13,902	7,793
Actuarial loss	25,265	6,982	26,832	27,647
Amendments	—	—	236	—
Benefits paid	(17,426)	(7,802)	(24,577)	(7,516)
Acquisition	—	22,770	—	—
Foreign currency exchange rate effect	—	(6,339)	—	4,653
Curtailment/Settlements	(387)	(390)	—	(2,435)
Transfers	(2,188)	—	—	—
Other	180	74	80	44

Projected benefit obligations at end of period	$308,132	$162,759	$325,755	$196,071

Change in plans’ assets:
Fair value of plans’ assets at beginning of period	$195,978	$60,557	$213,927	$62,689
Actual return on plans’ assets	807	3,232	26,117	3,990
Employer contributions	34,568	8,107	31,062	9,291
Benefits paid	(17,426)	(7,802)	(24,577)	(7,516)
Foreign currency exchange rate effect	—	(1,015)	—	2,120
Settlements	—	(390)	—	(2,435)

Fair value of plans’ assets at end of period	$213,927	$62,689	$246,529	$68,139

Funded status of the plans	$(94,205)	$(100,070)	$(79,226)	$(127,932)

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the balance sheets:
Accrued liabilities (current)	$(814)	$(4,027)	$(4,218)	$(4,176)
Pension benefits (long term)	(93,391)	(98,733)	(75,008)	(126,265)
Other assets	—	2,690	—	2,509

Net amount recognized at December 31	$(94,205)	$(100,070)	$(79,226)	$(127,932)

Included in cumulative other comprehensive loss at December 31, 2012 are the following amounts that have not yet been recognized in net periodic benefit cost: unrecognized prior service costs of $249 ($223 net of tax) and unrecognized actuarial losses of $87,812 ($78,237 net of tax). The amounts included in cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost during the fiscal year-ended December 31, 2013 are $21 and $2,689, respectively.

The accumulated benefit obligation for all domestic and international defined benefit pension plans was $308,050 and $155,832 at December 31, 2011 and $325,755 and $187,065 at December 31, 2012, respectively. As of December 31, 2011, the fair value of plan assets for two of the Company’s defined benefit plans exceeded the projected benefit obligation of $10,753 by $2,690. As of December 31, 2012, the fair value of plan assets for one of the Company’s defined benefit plans exceeded the projected benefit obligation of $13,171 by $2,509.

Weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2012:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	4.67%	4.87%	3.88%	3.59%
Rate of compensation increase	0.00%	3.25%	0.00%	3.21%

The following table provides the components of net periodic benefit cost for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$1,002	$893	$1,307	$1,426	$1,868	$3,088	$1,150	$3,126
Interest cost	6,278	2,871	8,973	4,032	14,746	7,865	13,902	7,793
Expected return on plan assets	(6,050)	(1,460)	(8,619)	(2,051)	(16,207)	(4,036)	(15,471)	(4,027)
Amortization of prior service cost and recognized actuarial loss	1,467	70	—	—	19	40	496	377
Curtailment (gain) settlement	—	—	—	(3,405)	(387)	50	80	473
Other	—	—	—	28	180	—	—	—

Net periodic benefit cost	$2,697	$2,374	$1,661	$30	$219	$7,007	$157	$7,742

The following table provides weighted average assumptions used to determine net periodic benefit costs for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.79%	5.36%	5.55%	5.10%	5.18%	5.30%	4.63%	5.26%
Expected return on plan assets	8.00%	6.11%	8.00%	7.29%	7.80%	7.54%	7.25%	6.62%
Rate of compensation increase	3.25%	3.50%	3.25%	3.49%	3.25%	3.77%	0.00%	3.69%

Plan Assets

To develop the expected return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio.

The weighted average asset allocations for the Company’s pension plans at December 31, 2011 and 2012 by asset category are approximately as follows:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Equity securities	37%	41%	36%	42%
Debt securities	25%	59%	26%	57%
Real estate	4%	0%	4%	0%
Balanced funds(1)	34%	0%	34%	0%
Cash and cash equivalents	0%	0%	0%	1%

	100%	100%	100%	100%

(1)	Invested primarily in equity, fixed income and cash instruments.

Equity security investments are structured to achieve an equal balance between growth and value stocks. The Company determines the annual rate of return on pension assets by first analyzing the composition of its asset portfolio. Historical rates of return are applied to the portfolio. This computed rate of return is reviewed by the Company’s investment advisors and actuaries. Industry comparables and other outside guidance is also considered in the annual selection of the expected rates of return on pension assets.

Investments in equity securities and debt securities are valued at fair value using a market approach and observable inputs, such as quoted market prices in active markets (Level 1 input based on the U.S. GAAP fair value hierarchy). Investments in equity securities and balanced funds in which the Company holds participation units in a fund, the Net Asset Value of which is based on the underlying assets and liabilities of the respective fund, are considered an unobservable input (Level 3 input based on the U.S. GAAP fair value hierarchy). Investments in Balanced Funds are valued at fair value using a market approach and inputs that are primarily directly or indirectly observable (Level 2 input based on the U.S. GAAP fair value hierarchy). Investments in Real Estate funds are primarily valued at Net Asset Value depending on the investment. For further information on the U.S. GAAP fair value hierarchy, see Note 21. “Fair Value of Financial Instruments.”

The following table sets forth by level, within the fair value hierarchy established by FASB ASC 820, the Company’s pension plan assets at fair value as of December 31, 2011:

	Level One	Level Two	Level Three	Total
Investments
Equity securities	$47,230	$49,768	$7,972	$104,970
Debt securities	22,769	67,244	—	90,013
Real Estate	—	8,122	—	8,122
Balanced funds	23,410	44,366	5,567	73,343
Cash and cash equivalents	168	—	—	168

Total	$93,577	$169,500	$13,539	$276,616

The following table sets forth by level, within the fair value hierarchy established by FASB ASC 820, the Company’s pension plan assets at fair value as of December 31, 2012:

	Level One	Level Two	Level Three	Total
Investments
Equity securities	$45,168	$56,128	$15,459	$116,755
Debt securities	22,718	82,295	—	105,013
Real Estate	—	9,080	—	9,080
Balanced funds	25,066	54,526	3,949	83,541
Cash and cash equivalents	279	—	—	279

Total	$93,231	$202,029	$19,408	$314,668

The following is a reconciliation for which Level 3 inputs were used in determining fair value:

Beginning balance of assets classified as Level 3 as of January 1, 2011	$11,275
Net purchases	14,351
Total losses	(2,258)
Transfer to Level 2	(9,829)

Ending balance of assets classified as Level 3 as of December 31, 2011	$13,539

Net purchases	6,417
Total gains	1,352
Transfer to Level 2	(1,900)

Ending balance of assets classified as Level 3 as of December 31, 2012	$19,408

Transfers from Level 3 to Level 2 were accounts mainly in commercial real estate and includes mortgage loans which are backed by the associated properties. It has been determined that the Company has the ability to redeem these investments at Net Asset Value as of the measurement date, therefore the investment is categorized as a Level 2 fair value measurement.

The Company estimates its benefit payments for its domestic and foreign pension plans during the next ten years to be as follows:

	U.S	Non-U.S	Total
2013	$19,272	$7,032	$26,304
2014	16,402	6,782	23,184
2015	16,981	7,463	24,444
2016	17,699	9,498	27,197
2017	17,810	10,742	28,552
2018-2022	93,997	57,236	151,233

The Company estimates it will make minimum funding cash contributions of approximately $10,400 and discretionary cash contributions of approximately $12,100 to its pension plans in 2013.

Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2012
Postretirement Benefits Other Than Pensions

10. Postretirement Benefits Other Than Pensions

The Company provides certain retiree health care and life insurance benefits covering substantially all U.S. salaried and certain hourly employees and employees in Canada. Employees are generally eligible for benefits upon retirement and completion of a specified number of years of creditable service. Independent actuaries determine postretirement benefit costs for each applicable subsidiary of the Company. The Company’s policy is to fund the cost of these postretirement benefits as these benefits become payable.

The following table discloses information related to the Company’s postretirement benefit plans for the years ended December 31, 2011 and 2012:

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligations at beginning of year	$57,523	$17,515	$43,447	$20,068
Service cost	1,196	635	542	650
Interest cost	3,004	917	1,795	822
Actuarial loss (gain)	(15,893)	2,898	4,605	1,217
Benefits paid	(2,084)	(1,449)	(2,408)	(692)
Curtailment gain	(384)	—	(1,541)	—
Plan change	—	—	(2,452)	(2,198)
Other	85	—	75	—
Foreign currency exchange rate effect	—	(448)	—	583

Benefit obligation at end of year	$43,447	$20,068	$44,063	$20,450

Funded status of the plans	$(43,447)	$(20,068)	$(44,063)	$(20,450)

Net amount recognized at December 31	$(43,447)	$(20,068)	$(44,063)	$(20,450)

During 2011 the Company changed its participation and opt-out assumptions for the U.S. plan resulting in the actuarial gain shown in the table above.

Included in cumulative other comprehensive loss at December 31, 2012 are the following amounts that have not yet been recognized in net periodic benefit cost: unrecognized prior service credits of $4,151 ($3,861 net of tax) and unrecognized actuarial gains of $8,022 ($10,581, net of tax). The amounts included in cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost during the fiscal year ended December 31, 2013 is $(1,270).

The following table provides the components of net periodic benefit costs for the plans:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$481	$157	$705	$308	$1,196	$635	$542	$650
Interest cost	1,341	360	1,893	506	3,004	917	1,795	822
Amortization of prior service cost (credit) and recognized actuarial loss (gain)	(1,381)	(14)	—	—	2	—	(1,777)	(54)
Curtailment gain	—	—	—	—	(384)	—	(1,539)	—
Other	35	—	50	—	85	—	75	—

Net periodic benefit cost	$476	$503	$2,648	$814	$3,903	$1,552	$(904)	$1,418

The curtailment gain for the years ended December 31, 2011 and 2012 in the table above were recorded as a reduction to restructuring expense.

The following table provides weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2012:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	4.70%	4.25%	3.80%	3.95%

The following table provides weighted average assumptions used to determine net periodic benefit costs for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.80%	6.80%	5.55%	5.65%	5.35%	5.25%	4.70%	4.25%

At December 31, 2012, the weighted average assumed annual rate of increase in the cost of health care benefits (health care cost trend rate) for 2013 was 7.39% for the U.S. and 8.00% for Non-U.S. with both grading down over time to 5.00% in 2018. A one-percentage point change in the assumed health care cost trend rate would have had the following effects:

	Increase	Decrease
Effect on service and interest cost components	$309	$(243)
Effect on projected benefit obligations	3,948	(3,174)

The Company estimates its benefit payments for its postretirement benefit plans during the next ten years to be as follows:

	U.S.	Non-U.S.	Total
2013	$2,562	$634	$3,196
2014	2,594	630	3,224
2015	2,621	634	3,255
2016	2,633	659	3,292
2017	2,675	677	3,352
2018 - 2022	13,207	4,248	17,455

Other post retirement benefits recorded in the Company’s consolidated balance sheets include $8,158 and $7,767 as of December 31, 2011 and 2012, respectively, for termination indemnity plans for two of the Company’s European locations.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

7. Income Taxes

Under ASC Topic 270, “Interim Reporting,” the Company is required to determine its effective tax rate each quarter based upon its estimated annual effective tax rate. The Company is also required to record the tax impact of certain unusual or infrequently occurring items, including changes in judgment about valuation allowances and effects of changes in tax laws or rates, in the interim period in which they occur. In addition, jurisdictions with a projected loss for the year where no tax benefit can be recognized are excluded from the estimated annual effective tax rate.

The effective tax rate for the three months ended March 31, 2013, was 28% as compared to 25% for the three months ended March 31, 2012. The effective tax rate for the three months ended March 31, 2013 varies from statutory rates due to a discrete benefit for the effect of the American Taxpayer Relief Act of 2012 which retroactively reinstated the Federal Research and Development Tax Credit (as signed into law in early 2013), as well as the exclusion from U.S. federal taxable income of certain interest, dividends, rents, and royalty income of foreign affiliates, and the benefits of the credits with that income. Additionally, the income tax rate varies from statutory rates due to income taxes on foreign earnings taxed at rates lower than the U.S. statutory rate, the inability to record a tax benefit for pre-tax losses in certain foreign jurisdictions to the extent not offset by other categories of income, tax credits, income tax incentives, withholding taxes, and other permanent items. Further, the Company’s current and future provision for income taxes may be impacted by the recognition of valuation allowances in certain countries. The Company intends to maintain these allowances until it is more likely than not that the deferred tax assets will be realized.

11. Income Taxes

Components of the Company’s income (loss) before income taxes and adjustment for noncontrolling interests are as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Domestic	$161,014	$20,595	$111,884	$69,914
Foreign	158,940	25,625	(14,621)	(2,629)

	$319,954	$46,220	$97,263	$67,285

The Company’s provision (benefit) for income taxes consists of the following:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Current
Federal	$—	$—	$5,030	$2,558
State	2,003	(91)	695	480
Foreign	6,888	12,946	15,565	6,817
Deferred
Federal	614	—	—	(35,883)
State	55	—	—	(4,279)
Foreign	30,380	(7,760)	(525)	(1,224)

	$39,940	$5,095	$20,765	$(31,531)

The following schedule reconciles the United States statutory federal rate to the income tax provision:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Tax at U.S. statutory rate	$111,984	$16,177	$34,042	$23,550
State and local taxes	7,899	1,606	860	1,469
Tax credits	(1,936)	(4,179)	(4,464)	(2,875)
Reorganization items and fresh- start accounting adjustments, net	(37,761)	—	—	—
US-Canada APA settlement	5,867	(651)	2,658	—
Foreign withholding taxes	789	1,823	2,290	242
Effect of foreign tax rates	(7,376)	(3,788)	(7,739)	(6,147)
Tax audits & assessments	(258)	1,635	260	2,541
Valuation allowance	(38,915)	(5,377)	(10,839)	(57,652)
Other, net	(353)	(2,151)	3,697	7,341

Income tax provision	$39,940	$5,095	$20,765	$(31,531)

Effective income tax rate	12.5%	11.0%	21.3%	(46.9)%

Payments (refunds), net for income taxes for the five months ended May 31, 2010, the seven months December 31, 2010, and the years ended December 31, 2011 and 2012 were $6,584, $4,367, $20,643 and $17,555 respectively. These amounts do not include any payments or refunds of income taxes related to the US-Canada Advanced Pricing Agreement settlement.

Under the Bankruptcy Reorganization Plan, the Company’s prepetition senior subordinated securities and other obligations were extinguished. Absent an exception, a debtor recognizes cancellation of debt income (“CODI”) upon discharge of its outstanding indebtedness for an amount of consideration that is less than its adjusted issue price. The Internal Revenue Code (“IRC”) provides that a debtor in a bankruptcy case may exclude CODI from income but must reduce certain of its tax attributes by the amount of any CODI realized as a result of the consummation of a plan of reorganization. The amount of CODI realized by a taxpayer is the adjusted issue price of any indebtedness discharged less the sum of (i) the amount of cash paid, (ii) the issue price of any new indebtedness issued and (iii) the fair market value of any other consideration, including equity, issued. As a result of the market value of the Company’s equity upon emergence from Chapter 11 bankruptcy proceedings, the Company’s U.S. net operating loss carryforward will be reduced to zero, however a portion of the Company’s tax credit carryforwards (collectively, the “Tax Attributes”) will be retained after reduction of the Tax Attributes for CODI realized on emergence from Chapter 11 bankruptcy proceedings.

IRC Sections 382 and 383 provide an annual limitation with respect to the ability of a corporation to utilize its Tax Attributes, as well as certain built-in-losses, against future U.S. taxable income in the event of a change in ownership. The Company’s emergence from Chapter 11 bankruptcy proceedings is considered a change in ownership for purposes of IRC Section 382. The limitation under the IRC is based on the value of the corporation as of the emergence date. As a result, the Company’s future U.S. taxable income may not be fully offset by the Tax Attributes if such income exceeds the Company’s annual limitation, and they may incur a tax liability with respect to such income. In addition, subsequent changes in ownership for purposes of the IRC could further diminish the Company’s Tax Attributes.

Deferred tax assets and liabilities reflect the estimated tax effect of accumulated temporary differences between the basis of assets and liabilities for tax and financial reporting purposes, as well as net operating losses, tax credit and other carryforwards. Significant components of the Company’s deferred tax assets and liabilities at December 31 are as follows:

	2011	2012
Deferred tax assets:
Postretirement and other benefits	$67,629	$75,927
Capitalized expenditures	7,221	5,365
Net operating loss and tax credit carryforwards	156,382	138,905
All other items	40,852	42,418

Total deferred tax assets	272,084	262,615
Deferred tax liabilities:
Property, plant and equipment	(49,884)	(47,480)
Intangibles	(42,930)	(37,015)
All other items	(121)	(2,662)

Total deferred tax liabilities	(92,935)	(87,157)
Valuation allowances	(152,373)	(97,285)

Net deferred tax assets	$26,776	$78,173

Net deferred taxes in the consolidated balance sheets are as follows:

	2011	2012
Current assets	$14,161	$16,562
Non-current assets	31,968	72,718
Current liabilities	(550)	(306)
Non-current liabilities	(18,803)	(10,801)

	$26,776	$78,173

At December 31, 2012, the Company’s foreign subsidiaries, primarily in France, Brazil, and Germany, have operating loss carryforwards aggregating $185,000 with indefinite expiration periods. Other foreign subsidiaries in China, Mexico, Italy, Netherlands, Poland, Spain and Korea have operating losses aggregating $88,000, with expiration dates beginning in 2013. The Company’s Polish subsidiaries have special economic zone credits totaling $21,600. The Company’s Czech Republic subsidiary has an income tax incentive totaling $1,400. The U.S. foreign tax credit carryforward is $15,900 with expiration dates beginning in 2016. The deferred tax asset related to foreign tax credit carryforwards is lower than the actual amount reported on the Company’s domestic tax returns by approximately $1,200. This difference is the result of tax deductions in excess of financial statement amounts for stock-based compensation. When these amounts are realized, the Company will record the tax benefit as an increase to additional paid-in capital. The U.S. research credit carryforward is $2,000 with an expiration date of 2031. The Company and its domestic subsidiaries have anticipated tax benefits of state net operating losses and credit carryforwards of $19,500 with expiration dates beginning in 2013.

In the United States, the Company has been in a cumulative loss position in recent years. However, that position changed to a three year cumulative income position during the second quarter of 2012. This position, along with management’s analysis of all other available evidence, resulted in the conclusion that the net deferred tax asset in the United States is more likely than not to be utilized. As such, the valuation allowance previously recorded against the net deferred tax assets in the United States has been reversed.

During 2012, the Company recorded a tax benefit of $70,900 related to reductions in its U.S. valuation allowance against net deferred tax asset. However, the Company continues to maintain a valuation allowance related to its net deferred tax assets in several foreign jurisdictions. As of December 31, 2012, the Company had valuation allowances of $97,300 related to tax loss and credit carryforwards and other deferred tax assets in several foreign jurisdictions. The Company’s current and future provision for income taxes is significantly impacted by the initial recognition of and changes in valuation allowances in certain countries. The Company intends to maintain these allowances until it is more likely than not that the deferred tax assets will be realized. The Company’s future provision for income taxes will include no tax benefit with respect to losses incurred and no tax expense with respect to income generated in these countries until the respective valuation allowance is eliminated

Deferred income taxes have not been provided on approximately $396,000 of undistributed earnings of foreign subsidiaries as such amounts are considered permanently reinvested. It is not practical to estimate any additional income taxes and applicable withholding taxes that would be payable on remittance of such undistributed earnings.

At December 31, 2012, the Company has $4,900 ($4,946 including interest and penalties) of total unrecognized tax benefits. Of this total, $4,900 represents the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate. The total unrecognized tax benefits differ from the amount which would affect the effective tax rate due primarily to the impact of the valuation allowance.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Balance at beginning of period	$3,218	$2,996	$2,758	$3,303
Tax positions related to the current period
Gross additions	107	13	951	2,294
Gross reductions	—	(19)	—	—
Tax positions related to prior years
Gross additions	—	1,676	1,629	110
Gross reductions	(79)	(1,443)	—	(396)
Settlements	(250)	—	(1,630)	(411)
Lapses on statutes of limitations	—	(465)	(405)	—

Balance at end of period	$2,996	$2,758	$3,303	$4,900

The Company, or one of its subsidiaries, files income tax returns in the United States and other foreign jurisdictions. The Internal Revenue Service completed an examination of the Company’s U.S. income tax returns through 2008. The Company is currently under examination for tax years ended December 31, 2010 and 2011. U.S. state and local jurisdictions tax claims for any taxable year prior to 2009 are generally limited to the amount of any claims they filed in the Bankruptcy Court by February 3, 2010. The Company’s major foreign jurisdictions are Brazil, Canada, France, Germany, Italy, Mexico, and Poland. The Company is no longer subject to income tax examinations in major foreign jurisdictions for years prior to 2007.

During the next twelve months, it is reasonably possible that, as a result of audit settlements, the conclusion of current examinations and the expiration of the statute of limitations in certain jurisdictions, the Company may decrease the amount of its gross unrecognized tax benefits by approximately $327, of which an immaterial amount, if recognized, could impact the effective tax rate.

The Company classifies all tax related interest and penalties as income tax expense. The company has recorded in liabilities for the years ended December 31, 2011 and 2012, $70 and $46 respectively, for tax related interest and penalties on its consolidated balance sheets.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments

12. Lease Commitments

The Company leases certain manufacturing facilities and equipment under long-term leases expiring at various dates. Rental expense for operating leases was $9,525, $11,668, $24,064 and $24,340 for the five months ended May 31, 2010, the seven months December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Future minimum payments for all non-cancelable operating leases are as follows:

2013	$19,984
2014	15,615
2015	13,464
2016	7,649
2017	4,753
Thereafter	6,878

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

13. Accumulated Other Comprehensive Income (Loss)

Balances of related after-tax components comprising accumulated other comprehensive income (loss), included in stockholders’ equity at December 31, 2011 and 2012 are as follows:

	Cumulative currency translation adjustment	Benefit plan liability	Fair value change of derivatives	Accumulated other comprehensive income (loss)
Balance at December 31, 2010	$40,828	$4,962	$91	$45,881
Change for 2011	(25,810)	(32,620)	80	(58,350)

Balance at December 31, 2011	$15,018	$(27,658)	$171	$(12,469)
Change for 2012	3,302	(36,360)	79	(32,979)

Balance at December 31, 2012	$18,320	$(64,018)	$250	$(45,448)

Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Contingent Liabilities

14. Contingent Liabilities

Employment Contracts

The Company has employment arrangements with certain key executives that provide for continuity of management. These arrangements include payments of multiples of annual salary, certain incentives, and continuation of benefits upon the occurrence of specified events in a manner that is believed to be consistent with comparable companies.

Unconditional Purchase Orders

Noncancellable purchase order commitments for capital expenditures made in the ordinary course of business were $27,756 and $36,119 at December 31, 2011 and 2012, respectively.

Legal and Other Claims

The Company is periodically involved in claims, litigation, and various legal matters that arise in the ordinary course of business. Each of these matters is subject to various uncertainties, and some of these matters may be resolved unfavorably with respect to the Company. If appropriate, the Company establishes a reserve estimate for each matter and updates such estimate as additional information becomes available. Based on the information currently known to the Company, they do not believe that the ultimate resolution of any of these matters will have a material adverse effect on their financial condition, results of operations, or cash flows.

Environmental

The Company is subject to a broad range of federal, state, and local environmental and occupational safety and health laws and regulations in the United States and other countries, including those governing: emissions to air, discharges to water, noise and odor emissions; the generation, handling, storage, transportation, treatment, reclamation and disposal of chemicals and waste materials; the cleanup of contaminated properties; and human health and safety. The Company may incur substantial costs associated with hazardous substance contamination or exposure, including cleanup costs, fines, and civil or criminal sanctions, third party property or natural resource damage, personal injury claims or costs to upgrade or replace existing equipment as a result of violations of or liabilities under environmental laws or the failure to maintain or comply with environmental permits required at their locations. In addition, many of the Company’s current and former facilities are located on properties with long histories of industrial or commercial operations and some of these properties have been subject to certain environmental investigations and remediation activities. The Company maintains environmental reserves for certain of these sites. As of December 31, 2012, the Company has $7,915 reserved in accrued liabilities and other liabilities on the consolidated balance sheet on an undiscounted basis, which they believe are adequate. Because some environmental laws (such as the Comprehensive Environmental Response, Compensation and Liability Act and analogous state laws) can impose liability retroactively and regardless of fault on potentially responsible parties for the entire cost of cleanup at currently or formerly owned or operated facilities, as well as sites at which such parties disposed or arranged for disposal of hazardous waste, the Company could become liable for investigating or remediating contamination at their current or former properties or other properties (including offsite waste disposal locations). The Company may not always be in complete compliance with all applicable requirements of environmental laws or regulation, and the Company may receive notices of violation or become subject to enforcement actions or incur material costs or liabilities in connection with such requirements. In addition, new environmental requirements or changes to interpretations of existing requirements, or in their enforcement, could have a material adverse effect on the Company’s business, results of operations, and financial condition. The Company has made and will continue to make expenditures to comply with environmental requirements. While the Company’s costs to defend and settle known claims arising under environmental laws have not been material in the past and are not currently estimated to be material, such costs may be material in the future.

Other Income (Expense), net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Income (Expense), Net

12. Other Income (Expense), Net

The components of other income (expense), net are as follows:

	Three Months Ended March 31,
	2012	2013
Foreign currency gains (losses)	$(603)	$260
Unrealized gains (losses) related to forward contracts	2,834	(188)
Loss on sale of receivables	(204)	(373)
Miscellaneous income (expense)	920	(31)

Other income (expense), net	$2,947	$(332)

15. Other Income (Expense), net

The components of other income (expense), net consists of:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Foreign currency gains (losses)	$(20,779)	$3,355	$2,757	$(6,824)
Unrealized gains (losses) related to forward contracts	—	—	(5,280)	4,392
Loss on sale of receivables	(377)	(715)	(1,656)	(947)
Gain on partial sale of joint venture	—	—	11,423	—
Miscellaneous income (expense)	—	1,574	(70)	3,316

Other income (expense), net	$(21,156)	$4,214	$7,174	$(63)

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

13. Related Party Transactions

Sales to NISCO, a 40% owned joint venture, totaled $12,241 and $11,570 for the three months ended March 31, 2012 and 2013, respectively. In March 2012, the Company received from NISCO a dividend of $800, all of which was related to earnings. In March 2013, the Company received from NISCO a dividend of $4,000, consisting of $1,880 related to earnings and a $2,120 return of capital.

Purchases of materials from Guyoung Technology Co. Ltd, a Korean corporation of which the Company owns approximately 20% of the common stock, totaled $873 and $690 for the three months ended March 31, 2012 and 2013, respectively.

16. Related Party Transactions

Sales to NISCO, a 40% owned joint venture, totaled $12,273, $16,032, $28,933 and $44,620 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively. In March 2011, the Company received from NISCO a dividend of $4,750, all of which was related to earnings. In March 2011, the Company sold a 10% ownership interest in NISCO for $16,000. As a result of this transaction, the Company’s ownership percentage in NISCO decreased from 50% to 40%, and a gain of $11,423 was recognized in other income in the consolidated financial statements for the year ended December 31, 2011. In March 2012, the Company received from NISCO a dividend of $800, all of which was related to earnings.

Purchases of materials from Guyoung Technology Co. Ltd., a Korean Corporation of which the Company owns approximately 20% of the common stock, totaled $4,052, $2,894, $2,984 and $3,133 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Net Income Per Share Attributable to Cooper-Standard Holdings Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Income Per Share Attributable to Cooper-Standard Holdings Inc.

9. Net Income Per Share Attributable to Cooper-Standard Holdings Inc.

Basic net income per share attributable to Cooper-Standard Holdings Inc. was computed using the two-class method by dividing net income attributable to Cooper-Standard Holdings Inc., after deducting dividends on the Company’s 7% preferred stock, premium paid for redemption of preferred stock and undistributed earnings allocated to participating securities, by the weighted average number of common shares outstanding during the period excluding unvested restricted shares. The Company’s shares of 7% preferred stock outstanding are considered participating securities. A summary of information used to compute basic net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Three Months Ended March 31,
	2012	2013
Net income attributable to Cooper-Standard Holdings Inc.	$23,787	$20,701
Less: Preferred stock dividends (paid or unpaid)	(1,689)	(1,677)
Less: Premium paid for redemption of preferred stock	(974)	—
Less: Undistributed earnings allocated to participating securities	(3,938)	(3,724)

Net income available to Cooper-Standard Holdings Inc. common stockholders	$17,186	$15,300

Weighted average shares of common stock outstanding	17,705,918	16,621,120

Basic net income per share attributable to Cooper-Standard Holdings Inc.	$0.97	$0.92

Diluted net income per share attributable to Cooper-Standard Holdings Inc. was computed using the treasury stock method dividing net income attributable to Cooper-Standard Holdings Inc. by the weighted average number of shares of common stock outstanding, including the dilutive effect of common stock equivalents, using the average share price during the period. Diluted net income per share attributable to Cooper-Standard Holdings Inc. computed using the two-class method was anti-dilutive. A summary of information used to compute diluted net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Three Months Ended March 31,
	2012	2013
Net income available to Cooper-Standard Holdings Inc. common stockholders	$17,186	$15,300

Weighted average common shares outstanding	17,705,918	16,621,120
Dilutive effect of:
Common restricted stock	336,363	252,817
Preferred restricted stock	66,947	32,315
Warrants	825,988	693,043
Options	151,584	112,083

Weighted average dilutive shares of common stock outstanding	19,086,800	17,711,378

Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$0.90	$0.86

The effect of certain common stock equivalents, including the convertible preferred stock and options, were excluded from the computation of weighted average diluted shares outstanding for the three months ended March 31, 2012 and 2013, as inclusion would have resulted in antidilution. A summary of these preferred shares (as if converted) and options are shown below:

	Three Months Ended March 31,
	2012	2013
Number of options	252,401	471,898
Exercise price	$43.50-46.75	$43.50-52.50
Preferred shares, as if converted	4,057,316	4,045,852
Preferred dividends, undistributed earnings and premium allocated to participating securities that would be added back in the diluted calculation	$6,601	$5,401

17. Net Income Per Share Attributable to Cooper-Standard Holdings Inc.

Basic net income per share attributable to Cooper-Standard Holdings Inc. was computed using the two-class method by dividing net income attributable to Cooper-Standard Holdings Inc., after deducting dividends on the Company’s 7% preferred stock and undistributed earnings allocated to participating securities, by the average number of common shares outstanding during the period. The Company’s shares of 7% preferred stock outstanding are considered participating securities.

A summary of information used to compute basic net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Net income attributable to Cooper-Standard Holdings Inc.	$40,576	$102,844	$102,804
Less: Preferred stock dividends (paid or unpaid)	(4,734)	(7,278)	(6,764)
Less: Premium paid for redemption of preferred stock	—	(1,710)	(1,376)
Less: Undistributed earnings allocated to participating securities	(7,119)	(18,596)	(17,934)

Net income available to Cooper-Standard Holdings Inc. common stockholders	$28,723	$75,260	$76,730

Average shares of common stock outstanding	17,489,693	17,610,614	17,444,980

Basic net income per share attributable to Cooper-Standard Holdings Inc.	$1.64	$4.27	$4.40

Diluted net income per share attributable to Cooper-Standard Holdings Inc. was computed using the treasury stock method dividing net income attributable to Cooper-Standard Holdings Inc. by the average number of shares of common stock outstanding, including the dilutive effect of common stock equivalents, using the average share price during the period. Diluted net income per share attributable to Cooper-Standard Holdings Inc. computed using the two-class method was anti-dilutive.

A summary of information used to compute diluted net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Net income available to Cooper-Standard Holdings Inc. common stockholders	$28,723	$75,260	$76,730

Average common shares outstanding	17,489,693	17,610,614	17,444,980
Dilutive effect of:
Common restricted stock	321,967	373,804	260,150
Preferred restricted stock	77,758	83,507	42,888
Warrants	633,933	918,537	666,546
Options	56,574	184,032	106,121

Average dilutive shares of common stock outstanding	18,579,925	19,170,494	18,520,685

Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$1.55	$3.93	$4.14

The effect of certain common stock equivalents, including the convertible preferred stock and options, were excluded from the computation of weighted average diluted shares outstanding for years ended December 31, 2011 and 2012, as inclusion would have resulted in antidilution. A summary of these preferred shares (as if converted) and options are shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Number of options	—	144,000	519,100
Exercise price	$—	$43.50-46.75	$43.50-52.50
Preferred shares, as if converted	4,335,188	4,351,476	4,077,284
Preferred dividends, undistributed earnings and premium allocated to participating securities that would be added back in the diluted calculation	$11,853	$27,584	$26,074

Equity and Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2012
Equity and Redeemable Preferred Stock

18. Equity and Redeemable Preferred Stock

Common Stock

The Company is authorized to issue up to 190,000,000 shares of common stock, par value $0.001 per share. As of December 31, 2012, an aggregate of 18,426,831 shares of its common stock were issued and 17,275,852 were outstanding.

Holders of shares of common stock are entitled to one vote for each share on each matter on which holders of common stock are entitled to vote. Holders of 7% preferred stock are entitled to vote (on an “as-converted” basis), together with holders of shares of common stock as one class, on all matters upon which holders of common stock have a right to vote.

Holders of common stock are entitled to receive ratably dividends and other distributions when, as and if declared by the Company’s board of directors out of assets or funds legally available therefore. The 7% preferred stock restricts the Company’s ability to pay dividends on common stock (other than dividends paid in common stock) unless full cumulative preferred dividends on the 7% preferred stock have been paid (in cash or “in-kind” with additional shares of 7% preferred stock (“additional preferred shares”)) and, in the case of a cash dividend, the Company shall have offered to purchase and has purchased all additional preferred shares previously issued by it as an in-kind dividend and tendered to the Company by the holders thereof. The Senior Notes and the Senior ABL Facility also each contain covenants that restrict the Company’s ability to pay dividends or make distributions on the common stock, subject to certain exceptions.

In the event of the liquidation, dissolution or winding up of the Company, holders of common stock are entitled to share ratably in the Company assets, if any, remaining after the payment of all the Company’s debts and liabilities, subject to any liquidation preference of any outstanding series of preferred stock, including the 7% preferred stock.

Warrants

An aggregate of 2,419,753 warrants have been issued and 2,419,753 shares of common stock are issuable upon exercise of the warrants. The warrants are exercisable into shares of common stock at an exercise price of $27.33 per share or on a cashless (net share settlement) basis and are subject to certain customary anti-dilution protections. The warrants may be exercised at any time prior to the close of business on November 27, 2017. The warrants are not redeemable. Warrant holders do not have any rights or privileges of holders of common stock until they exercise their warrants and receive shares of common stock.

Redeemable Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock, par value $0.001 per share. The Company has designated 2,000,000 shares of its authorized preferred stock as “7% cumulative participating convertible preferred stock.” As of December 31, 2012, 964,247 shares were issued and 958,333 shares were outstanding. The 7% preferred stock ranks senior to the common stock and all other classes or series of the Company’s capital stock, except for any class or series that ranks on a parity with the 7% preferred stock (“junior securities”). In the event of the Company’s liquidation, dissolution or winding up, holders of 7% preferred stock are entitled to priority in payments in an amount equal to the greater of (x) the stated value of the 7% preferred stock (currently one hundred dollars, subject to adjustments) (the “stated value”) plus accrued and unpaid cumulative preferred dividends and (y) the amount such share of 7% preferred stock would be entitled to receive if such share had been converted into shares of common stock (i.e. on an “as-converted” basis).

Holders of 7% preferred stock are entitled to receive cumulative preferred cash dividends at the rate of 7% per annum on the stated value plus all accrued and unpaid dividends. Dividends are payable quarterly in arrears on March 31, June 30, September 30, and December 31 of each year. The Company may, at its option, pay preferred dividends “in-kind” with additional preferred shares; provided that all accrued dividends for all past dividend periods have been paid in full (whether in cash or in-kind). Holders of shares of 7% preferred stock are also entitled to participate on an “as-converted” basis in dividends and distributions paid or made on the common stock, other than those paid or made in shares of common stock (each, a “participating dividend”). The 7% preferred stock restricts dividends and distributions on, and the acquisition or redemption of, junior securities (including common stock), subject to certain exceptions.

Shares of 7% preferred stock are convertible from time to time into shares of common stock at the option of the holders. The conversion price of the 7% preferred stock is $23.30574 per share of common stock and is subject to customary “anti-dilution” adjustments.

The Company may cause the conversion of some or all of the 7% preferred stock at any time after May 27, 2013 if, among other things, (i) the closing sale price of the common stock exceeded 155% of the conversion price for a specified period and (ii) the common stock has been listed on the New York Stock Exchange or NASDAQ. The Company may also cause the conversion of all shares of 7% preferred stock immediately prior to the consummation of an underwritten initial public offering of the common stock if (i) the holders of two-thirds of the then outstanding shares of 7% preferred stock approve the conversion and (ii) the common stock has been listed on the NYSE or NASDAQ.

In the event of certain transactions in which all of the common stock is converted into the right to receive cash (a “cash transaction”), the Company may, at its option, cause all of the shares of 7% preferred stock to be converted into cash in an amount determined as set forth in the certificate of designations relating to the 7% preferred stock. Upon the occurrence of certain events that constitute a change of control or involve a cash transaction, the holders of 7% preferred stock may require the Company to redeem all or a portion of their 7% preferred stock at a cash price per share determined as set forth in the certificate of designations.

From and after May 27, 2010, the Company may, at its option, redeem shares of 7% preferred stock at any time, in whole or in part, in cash in an amount determined as set forth in the certificate of designations. The Company’s right to optionally redeem the 7% preferred stock is subject to certain conditions, including that all dividends must have been paid for all past dividend periods.

Each share of 7% preferred stock carries one vote for each share of common stock into which such share may be converted and is entitled to vote on any matter upon which shares of the common stock are entitled to vote, voting together with the common stock and not as a separate class. In addition, the holders of two-thirds of the outstanding 7% preferred stock are required to approve certain actions that could adversely affect the 7% preferred stock.

The following table summarizes the Company’s 7% preferred stock activity for the years ended December 31, 2011 and 2012:

	Preferred Shares	Preferred Stock
Balance at December 31, 2010	1,052,444	$130,339
Stock-based compensation	—	1,549
Repurchased preferred stock shares	(46,658)	(5,972)
Forfeited shares	(2,678)	—

Balance at December 31, 2011	1,003,108	$125,916
Stock-based compensation	—	1,464
Converted preferred stock shares	(531)	(68)
Repurchased preferred stock shares	(44,244)	(5,663)

Balance at December 31, 2012	958,333	$121,649

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation

11. Stock-Based Compensation

On May 27, 2010, the Company adopted the 2010 Cooper-Standard Holdings, Inc. Management Incentive Plan. In 2011, the Company adopted the 2011 Omnibus Incentive Plan, which amended, restated and replaced the 2010 Cooper-Standard Holdings, Inc. Management Incentive Plan. Under these plans, stock options, restricted common stock, restricted preferred stock, unrestricted common stock and restricted stock units have been granted to key employees and directors. Total compensation expense recognized for the three months ended March 31, 2012 and 2013 totaled $4,825 and $3,800, respectively.

19. Stock-Based Compensation

The Company measures stock-based compensation expense at fair value in accordance with the provisions of U.S. GAAP and recognizes such expense over the vesting period of the stock-based employee awards.

Predecessor

Prior to the Effective Date, the Company established the 2004 Cooper-Standard Holdings Inc. Stock Incentive Plan (“Stock Incentive Plan”), which permitted the granting of nonqualified and incentive stock options, stock appreciation rights, restricted stock and other stock-based awards to employees and directors. In addition, in December 2006 the Company established the Management Stock Purchase Plan, which provided participants the opportunity to “purchase” Company stock units. On the Effective Date, outstanding awards under the Stock Incentive Plan and Management Stock Purchase Plan were cancelled in accordance with the terms of the Plan of Reorganization. Total compensation expense recognized under these plans amounted to $244 for the five months ended May 31, 2010.

Successor

On the Effective Date, the Company adopted the 2010 Cooper-Standard Holdings Inc. Management Incentive Plan (the “Management Incentive Plan”) that was filed with the Bankruptcy Court on May 5, 2010 as part of the supplement to the Plan of Reorganization. The total number of shares authorized to be issued under the Management Incentive Plan as the Initial Grant Awards are as follows: (1) 4% of the common stock (or 757,896 shares of common stock, plus, subject to realized dilution on the warrants, an additional 104,075 shares of common stock) to be granted as restricted stock; (2) 4% of the 7% preferred stock (initially convertible into 178,771 shares of common stock) to be granted as restricted 7% preferred stock; and (3) 3% of the equity (or 702,509 shares of common stock, plus, subject to realized dilution on the warrants, an additional 78,057 shares of common stock) to be granted as stock options. On the day after the Effective Date, the Company issued to certain of its directors and Oak Hill Advisors L.P. or its affiliates, 26,448 shares of common stock as restricted stock and 58,386 options to purchase shares of common stock. The Company also reserved 780,566 shares of common stock for future issuance to the Company’s management.

In 2011, the Company’s Board of Directors approved adoption of the Omnibus Plan. The Omnibus Plan replaces the Management Incentive Plan and provides for the grant of stock options, stock appreciation rights, shares of common stock, restricted stock, restricted stock units, restricted preferred stock, incentive awards and certain other types of awards to key employees and directors of the Company and its affiliates.

In accordance with the Management Incentive Plan and the Omnibus Plan stock based compensation awards that settle in shares of Company stock, may be delivered on a gross settlement basis or a net settlement basis, as determined by the recipient.

The compensation expense related to stock options and restricted stock granted to key employees and directors of the Company in connection with the Company’s emergence from bankruptcy, which is quantified below, does not represent payments actually made to these employees. Rather, the amounts represent the non-cash compensation expense recognized by the Company in connection with these awards for financial reporting purposes. The actual value of these awards to the recipients will depend on the trading price of the Company’s stock when the awards vest.

Stock Options. On the Effective Date, 780,566 options to purchase common stock were issued, and on the day after the Effective Date, 58,386 options were granted under the Management Incentive Plan. An additional 532,600 options to purchase common stock were granted under the Omnibus Plan to key employees and directors. Stock option awards are granted at the fair market value of the Company’s stock price at the date of the grant and have a 7 or 10 year term. The stock option grants vest over three, four or five years from the date of grant.

A summary of stock option transactions and related information for the year ended December 31, 2012 is presented below:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	819,928	$29.11
Granted	385,600	$47.35
Exercised	(106,255)	$25.52
Forfeited	(15,500)	$39.52

Outstanding at December 31, 2012	1,083,773	$35.81	7.6	$2,378

Exercisable at December 31, 2012	202,955	$26.26	7.5	$2,383

The weighted-average grant date fair value of stock options granted during the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012 was $11.42, $20.53, and $19.45, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2011 and 2012 was $599 and $1,326, respectively. There were no options exercised during the seven months ended December 31, 2010.

The aggregate intrinsic value in the table above represents the total excess of the $38.00 closing price of Cooper-Standard Holdings Inc. common shares on the last trading day of 2012 over the excess price of the stock option, multiplied by the related number of options exercised, outstanding and exercisable. The aggregate intrinsic value is not recognized for financial accounting purposes and the value changes based on the daily changes in fair market value of the Company’s common stock.

Total compensation expense recognized for stock options amounted to $3,198 and $4,097 for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, unrecognized compensation expense for stock options amounted to $10,339. Such cost is expected to be recognized over a weighted average period of approximately 3.0 years. The Company uses expected volatility of similar entities to develop the expected volatility. The expected option life was calculated using the simplified method. The risk free rate is based on the U.S. Treasury zero-coupon issues with a term equal to the expected option life on the date the stock options were granted. Fair value of the shares that are accounted for under ASC 718 was estimated at the date of the grant using the Black-Scholes option pricing model and the following assumptions were used for the 2010, 2011 and 2012 grants:

	2010	2011	2012
Expected volatility	40.00%	45.83%	53.6% - 58.74%
Dividend yield	0.00%	0.00%	0.00%
Expected option life—years	6.25	6.0	5.0 - 6.25
Risk-free rate	3.40%	1.9% - 2.9%	1.0% - 1.6%

Restricted Common Shares and Units. On the Effective Date, 861,971 restricted shares of common stock were granted, and on the day after the Effective Date, 26,448 restricted shares were granted under the Management Incentive Plan. An additional 167,872 restricted common stock and units were granted under the 2011 Omnibus Incentive Plan to key employees and directors. The fair value of the restricted shares of common stock and units is determined based on the closing sales price of the common stock on the date of grant. The restricted shares of common stock and units vest over three or four years.

A summary of restricted common shares and units transactions and related information for the year ended December 31, 2012 is presented below:

	Restricted Common Shares and Units	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	648,113	$27.00
Granted	115,732	$41.93
Vested	(218,811)	$26.20
Forfeited	(8,810)	$38.18

Non-vested at December 31, 2012	536,224	$30.37

The weighted-average grant date fair value of restricted common shares and units granted during the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012 was $25.52, $44.20 and $41.93, respectively. The total fair value of restricted common shares and units vested during the years ended December 31, 2011 and 2012 was $5,960 and $5,734, respectively. There were no restricted common shares and units vested during the seven months ended December 31, 2010.

Total compensation expense recognized for restricted shares of common stock and units amounted to $7,062 and $8,245 for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, unrecognized compensation expense for restricted shares of common stock and units amounted to $8,997. Such cost is expected to be recognized over a weighted-average period of approximately 1.5 years.

Restricted Preferred Stock. On the Effective Date, 41,664 restricted preferred stock shares were granted. On July 19, 2010, the Company paid a stock dividend of 435 restricted preferred shares on the 41,664 restricted preferred stock shares outstanding. Restricted preferred stock vest over three or four years from the date of grant. The fair value of the restricted preferred stock is determined based on the fair market value of the 7% preferred stock on the date of grant.

A summary of restricted preferred stock transactions and related information for the year ended December 31, 2012 is presented below:

	Restricted Preferred Stock	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	27,083	$127.77
Granted	—	$—
Vested	(11,451)	$127.77
Forfeited	—	$—

Non-vested at December 31, 2012	15,632	$127.77

The weighted-average grant date fair value of restricted preferred stock shares granted during the seven months ended December 31, 2010 was $127.77. There were no restricted preferred stock shares granted during the years ended December 31, 2011 and 2012. The total fair value of restricted preferred stock vested during the years ended December 31, 2011 and 2012 was $1,576 and $1,463, respectively. There were no restricted preferred stock shares vested during the seven months ended December 31, 2010.

As of December 31, 2011 there were 27,083 preferred stock shares outstanding, all of which were restricted and convertible into 116,207 shares of common stock. As of December 31, 2012 there were 15,632 restricted preferred stock shares outstanding. These restricted preferred stock shares are convertible into 67,074 shares of common stock. Total compensation expense recognized for restricted preferred stock totaled $1,573 and $1,471 for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, unrecognized compensation expense for restricted preferred stock amounted to $1,122. Such cost is expected to be recognized over a weighted-average period of approximately 1.1 years.

Business Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Segments

14. Business Segments

ASC 280, “Segment Reporting,” establishes the standards for reporting information about operating segments in financial statements. In applying the criteria set forth in ASC 280, in April 2013, the Company has determined that it operates in four segments, North America, Europe, South America and Asia Pacific. The financial results included below have been recast for all periods to reflect the updated structure. The Company’s principal product lines within each of these segments are body and chassis products and fluid handling products. The Company evaluates segment performance based on segment profit before tax. The results of each segment include certain allocations for general, administrative, interest, and other shared costs.

The following table details information on the Company’s business segments:

	Three Months Ended March 31,
	2012	2013
Sales to external customers
North America	$388,135	$382,808
Europe	289,028	264,487
South America	33,852	45,402
Asia Pacific	54,249	54,860

Consolidated	$765,264	$747,557

Intersegment sales
North America	$2,003	$3,734
Europe	2,277	1,847
South America	81	—
Asia Pacific	1,889	2,105
Eliminations and other	(6,250)	(7,686)

Consolidated	$—	$—

Segment profit (loss)
North America	$38,005	$33,806
Europe	(3,870)	(6,053)
South America	(2,133)	(3,381)
Asia Pacific	206	3,392

Income before income taxes	$32,208	$27,764

Restructuring cost included in segment profit (loss)
North America	$4,700	$1,784
Europe	1,231	2,970
South America	—	—
Asia Pacific	163	6

Consolidated	$6,094	$4,760

	December 31, 2012	March 31, 2013
Segment assets
North America	$772,269	$819,632
Europe	593,340	570,666
South America	145,257	164,415
Asia Pacific	223,801	229,056
Eliminations and other	291,310	271,697

Consolidated	$2,025,977	$2,055,466

20. Business Segments

ASC 280, “Segment Reporting,” establishes the standards for reporting information about operating segments in financial statements. In applying the criteria set forth in ASC 280, in April 2013, the Company has determined that it operates in four segments, North America, Europe, South America and Asia Pacific. The financial results included below have been recast for all periods to reflect the updated structure. The Company’s principal product lines within each of these segments are body and chassis products and fluid handling products.

The accounting policies of the Company’s business segments are consistent with those described in Note 2. “Significant Accounting Policies.” The Company evaluates segment performance based on segment profit before tax. The results of each segment include certain allocations for general, administrative, interest, and other shared costs. Intersegment sales are conducted at market prices. Segment assets are calculated based on a moving average over several quarters and exclude corporate assets, goodwill, intangible assets, deferred taxes, and certain other assets.

The following table details information on the Company’s business segments:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Sales to external customers
North America	$508,738	$739,419	$1,417,281	$1,503,736
Europe	363,167	464,408	1,078,165	1,016,576
South America	56,957	82,137	139,518	147,408
Asia Pacific	80,266	119,055	218,545	213,182

Consolidated	$1,009,128	$1,405,019	$2,853,509	$2,880,902

Intersegment sales
North America	$1,757	$2,640	$7,939	$8,157
Europe	4,061	5,029	10,490	9,003
South America	—	34	123	187
Asia Pacific	2,022	2,788	4,760	7,699
Eliminations and other	(7,840)	(10,491)	(23,312)	(25,046)

Consolidated	$—	$—	$—	$—

Segment profit (loss)
North America	$233,526	$58,004	$158,178	$136,456
Europe	33,599	(15,775)	(70,062)	(56,626)
South America	42,637	3,022	5,676	(18,859)
Asia Pacific	10,192	969	3,471	6,314

Income before income taxes	$319,954	$46,220	$97,263	$67,285

Restructuring cost included in segment profit (loss)
North America	$851	$485	$6,250	$856
Europe	4,822	(987)	45,036	27,582
South America	—	—	—	—
Asia Pacific	220	990	920	325

Consolidated	$5,893	$488	$52,206	$28,763

Net interest expense (income) included in segment profit (loss)
North America	$22,181	$12,593	$17,142	$17,011
Europe	12,870	7,222	17,431	18,273
South America	3,112	1,325	(262)	2,685
Asia Pacific	6,342	3,877	6,248	6,793

Consolidated	$44,505	$25,017	$40,559	$44,762

Depreciation and amortization expense
North America	$18,843	$35,559	$60,898	$59,375
Europe	13,119	23,728	49,261	49,216
South America	1,299	3,898	7,079	6,879
Asia Pacific	2,391	3,484	6,836	7,261

Consolidated	$35,652	$66,669	$124,074	$122,731

Capital expenditures
North America	$9,120	$21,197	$41,822	$58,326
Europe	4,663	18,182	37,595	41,351
South America	105	2,524	10,412	17,350
Asia Pacific	6,774	8,660	9,220	7,130
Eliminations and other	2,273	3,878	9,290	3,910

Consolidated	$22,935	$54,441	$108,339	$128,067

Segment assets
North America			$752,082	$772,269
Europe			661,940	593,340
South America			145,281	145,257
Asia Pacific			213,189	223,801
Eliminations and other			231,296	291,310

Consolidated			$2,003,788	$2,025,977

Geographic information for revenues, based on country of origin, and long-lived assets is as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Revenues
United States	$277,109	$382,089	$752,627	$802,079
Canada	102,863	141,988	281,560	275,386
Mexico	128,766	215,342	383,094	426,272
Germany	118,314	149,404	293,293	243,853
France	54,617	73,272	303,925	322,499
Other	327,459	442,924	839,010	810,813

Consolidated	$1,009,128	$1,405,019	$2,853,509	$2,880,902

Tangible long-lived assets
United States			$133,778	$137,418
Canada			45,687	47,978
Mexico			50,344	55,722
Germany			111,665	110,937
France			74,227	65,775
Other			204,016	210,778

Consolidated			$619,717	$628,608

Sales to customers of the Company which contributed ten percent or more of its total consolidated sales and the related percentage of consolidated Company sales for 2010, 2011 and 2012 are as follows:

Customer	2010 Percentage of Combined Net Sales	2011 Percentage of Combined Net Sales	2012 Percentage of Combined Net Sales
Ford	28%	26%	25%
General Motors	16%	14%	13%
Fiat/Chrysler	12%	11%	12%

Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments

16. Financial Instruments

Fair values of the Senior Notes approximated $480,938 and $487,125 at December 31, 2012 and March 31, 2013, respectively, based on quoted market prices, compared to the recorded value of $450,000. This fair value measurement is classified within Level 1 of the fair value hierarchy.

Fair values of the redeemable preferred stock approximated $169,193 and $184,967 at December 31, 2012 and March 31, 2013, respectively, compared to the recorded values of $121,649 and $121,997 at December 31, 2012 and March 31, 2013, respectively. This fair value measurement is classified within Level 3 of the fair value hierarchy.

The Company completed an agreement with FMEA on May 2, 2011, to establish a joint venture that combined the Company’s French body sealing operations and the operations of Société des Polymères Barre-Thomas (“SPBT”). SPBT was a French supplier of anti-vibration systems and low pressure hoses, as well as body sealing products, which FMEA acquired as a preliminary step to the joint venture transaction. SPBT changed its name to Cooper Standard France SAS (“CS France”) subsequent to the transaction. The Company has 51 percent ownership and FMEA has 49 percent ownership. In connection with the investment in CS France, the noncontrolling shareholders have the option, which is embedded in the noncontrolling interest, to require the Company to purchase the remaining 49 percent noncontrolling share at a formula price designed to approximate fair value based on operating results of the entity.

The noncontrolling interest is redeemable at other than fair value as the put value is determined based on a formula described above. The Company records the noncontrolling interests in CS France at the greater of 1) the initial carrying amount, increased or decreased for the noncontrolling shareholders’ share of net income or loss and its share of other comprehensive income or loss and dividends (“carrying amount”) or 2) the cumulative amount required to accrete the initial carrying amount to the redemption value, which resulted in accretion of $219 for the three months ended March 31, 2013. Such accretion amounts are recorded as increases to redeemable noncontrolling interests with offsets to equity. According to authoritative accounting guidance, the redeemable noncontrolling interest is classified outside of permanent equity, in mezzanine equity, on the Company’s condensed consolidated balance sheets. As of March 31, 2013 the estimated redemption value of the put option is $10,290. The redemption amount related to the put option is guaranteed by the Company and secured with the CS France shares held by a subsidiary of the Company. The Company has determined that the non-recurring fair value measurement related to this calculation relies primarily on Company-specific inputs and the Company’s assumptions, as observable inputs are not available. As such, the Company has determined that this fair value measurement resides within Level 3 of the fair value hierarchy. To determine the fair value of the put option, the Company utilizes the projected cash flows expected to be generated by the joint venture, then discounts the future cash flows by using a risk-adjusted rate for the Company.

According to authoritative accounting guidance for redeemable noncontrolling shareholders’ interests, to the extent the noncontrolling shareholders have a contractual right to receive an amount upon exercise of a put option that is other than fair value, and such amount is greater than carrying value, then the noncontrolling shareholder has, in substance, received a dividend distribution that is different than other common stockholders. Therefore the redemption amount in excess of fair value should be reflected in the computation of earnings per share available to the Company’s common stockholders. At March 31, 2013 there was no difference between redemption value and fair value.

Derivative Instruments and Hedging Activities

The Company uses derivative financial instruments, including forwards and swap contracts, to manage its exposures to fluctuations in foreign exchange and interest rates. For a fair value hedge, both the effective and ineffective, if significant, portions are recorded in earnings and reflected in the condensed consolidated statement of comprehensive income. For a cash flow hedge, the effective portion of the change in the fair value of the derivative is recorded in accumulated other comprehensive income (“AOCI”) in the condensed consolidated balance sheet. The ineffective portion, if significant, is recorded in other income or expense. When the underlying hedged transaction is realized or the hedged transaction is no longer probable, the gain or loss included in AOCI is recorded in earnings and reflected in the condensed consolidated statement of comprehensive income on the same line as the gain or loss on the hedged item attributable to the hedged risk.

The Company formally documents its hedge relationships, including the identification of the hedging instruments and the hedged items, as well as its risk management objectives and strategies for undertaking the cash flow hedges. The Company also formally assesses whether a cash flow hedge is highly effective in offsetting changes in the cash flows of the hedged item. Derivatives are recorded at fair value in other current assets, accrued liabilities and other long-term liabilities.

Cash Flow Hedges

Forward foreign exchange contracts – The Company enters into forward contracts to hedge currency risk of the U.S. Dollar against the Mexican Peso, the Romanian Leu against the Euro and the Euro against the Polish Zloty and the U.S. Dollar. The forward contracts are used to mitigate the potential volatility to earnings and cash flow arising from changes in currency exchange rates that impact the Company’s foreign currency transactions. As of March 31, 2013, the notional amount of these contracts was $18,520. The fair values of these contracts at March 31, 2013 were $563 in the asset position recorded in other current assets and $14 in the liability position recorded in accrued liabilities in the condensed consolidated balance sheet. The gains or losses on the forward contracts are reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The amount reclassified from AOCI into cost of products sold was $(50) for the three months ended March 31, 2013. These foreign currency derivative contracts consist of hedges of transactions up to December 2013.

Interest rate swaps – The Company has an interest rate swap contract to manage cash flow fluctuations of variable rate debt due to changes in market interest rates. This contract which fixes the interest payment of a certain variable rate debt instrument is accounted for as a cash flow hedge. As of March 31, 2013, the USD notional amount of this contract was $1,032. At March 31, 2013, the fair value before taxes of the Company’s interest rate swap contract was a liability of $40 and is recorded in accrued liabilities in the Company’s condensed consolidated balance sheet with the offset reflected in AOCI, net of deferred taxes. The amount reclassified from AOCI into interest expense for this swap was $53 and $40 for the three months ended March 31, 2012 and 2013, respectively. The amount to be reclassified in the next twelve months is expected to be approximately $40. The maturity date of this swap contract is September 2013.

Undesignated Derivatives

As part of the FMEA joint venture, SPBT had undesignated derivative forward contracts to hedge currency risk of the Euro against the Polish Zloty which are included in the Company’s condensed consolidated financial statements. The forward contracts are used to mitigate the potential volatility of cash flows arising from changes in currency exchange rates that impact the Company’s foreign currency transactions. These foreign currency derivative contracts relate to hedge transactions through April 2014. At March 31, 2013, the fair value of the Company’s undesignated derivative forward contracts was a net liability of $211 and is recorded in other current assets, accrued liabilities and other long-term liabilities in the Company’s condensed consolidated balance sheet. The unrealized gain or loss on the forward contracts is reported as a component of other income (expense), net. The unrealized gain (loss) for the three months ended March 31, 2012 and 2013 was $2,834 and $(188), respectively.

Fair Value Measurements

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Observable inputs such as quoted prices in active markets;

Level 2:	Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3:	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Estimates of the fair value of foreign currency and interest rate derivative instruments are determined using exchange traded prices and rates. The Company also considers the risk of non-performance in the estimation of fair value, and includes an adjustment for non-performance risk in the measure of fair value of derivative instruments. In certain instances where market data is not available, the Company uses management judgment to develop assumptions that are used to determine fair value. Fair value measurements and the fair value hierarchy level for the Company’s liabilities measured or disclosed at fair value on a recurring basis as of December 31, 2012 and March 31, 2013, are shown below:

	December 31, 2012
Contract	Asset (Liability)	Level 1	Level 2	Level 3
Interest rate swap	$(68)	$—	$(68)	$—
Forward foreign exchange contracts	(29)	—	(29)	—

Total	$(97)	$—	$(97)	$—

	March 31, 2013
Contract	Asset (Liability)	Level 1	Level 2	Level 3
Interest rate swap	$(40)	$—	$(40)	$—
Forward foreign exchange contracts	338	—	338	—

Total	$298	$—	$298	$—

Items measured at fair value on a non-recurring basis

In addition to items that are measured at fair value on a recurring basis, the Company measures certain assets and liabilities at fair value on a non-recurring basis, which are not included in the table above. As these non-recurring fair value measurements are generally determined using unobservable inputs, these fair value measurements are classified within Level 3 of the fair value hierarchy. For further information on assets and liabilities measured at fair value on a non-recurring basis, see Note 3. “Restructuring.”

21. Fair Value of Financial Instruments

Fair values of the Senior Notes approximated $462,375 and $480,938 at December 31, 2011 and 2012, respectively, based on quoted market prices, compared to the recorded value of $450,000. This fair value measurement is classified within Level 1 of the fair value hierarchy.

Derivative Instruments and Hedging Activities

The Company uses derivative financial instruments, including forwards and swap contracts, to manage its exposures to fluctuations in foreign exchange and interest rates. For a fair value hedge, both the effective and ineffective, if significant, portions are recorded in earnings and reflected in the consolidated statements of net income. For a cash flow hedge, the effective portion of the change in the fair value of the derivative is recorded in AOCI in the consolidated balance sheet. The ineffective portion, if significant, is recorded in other income or expense. When the underlying hedged transaction is realized or the hedged transaction is no longer probable, the gain or loss included in AOCI is recorded in earnings and reflected in the consolidated statements of net income on the same line as the gain or loss on the hedged item attributable to the hedged risk.

The Company formally documents its hedge relationships, including the identification of the hedging instruments and the hedged items, as well as its risk management objectives and strategies for undertaking the cash flow hedges. The Company also formally assesses whether a cash flow hedge is highly effective in offsetting changes in the cash flows of the hedged item. Derivatives are recorded at fair value in other current assets, accrued liabilities and other long-term liabilities.

Cash Flow Hedges

Forward foreign exchange contracts – The Company enters into forward contracts to hedge currency risk of the U.S. Dollar against the Mexican Peso, the Canadian Dollar against the U.S. Dollar and the Euro against the Polish Zloty and the U.S. Dollar. The forward contracts are used to mitigate the potential volatility to earnings and cash flow arising from changes in currency exchange rates that impact the Company’s foreign currency transactions. The gains or losses on the forward contracts are reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The amount reclassified from AOCI into cost of products sold was $(87) for the year ended December 31, 2012. At December 31, 2012 all forward foreign exchange contracts were settled.

Interest rate swaps – The Company has an interest rate swap contract to manage cash flow fluctuations of variable rate debt due to changes in market interest rates. This contract which fixes the interest payment of a certain variable rate debt instrument is accounted for as a cash flow hedge. As of December 31, 2012, the notional amount of this contract was $2,163. At December 31, 2012, the fair value before taxes of the Company’s interest rate swap contract was a liability of $68 and is recorded in accrued liabilities in the Company’s consolidated balance sheet with the offset reflected in AOCI, net of deferred taxes. The amount reclassified from AOCI into interest expense for this swap was $158 and $103 for the years ended December 31, 2011 and 2012, respectively. The amount to be reclassified in the next twelve months is expected to be approximately $68. The maturity date of this interest rate swap contract is September 2013.

Undesignated Derivatives

As part of the FMEA joint venture, SPBT had undesignated derivative forward contracts to hedge currency risk of the Euro against the Polish Zloty which are included in the Company’s consolidated financial statements. The forward contracts are used to mitigate the potential volatility of cash flows arising from changes in currency exchange rates that impact the Company’s foreign currency transactions. These foreign currency derivative contracts relate to hedge transactions through April 2014. At December 31, 2012, the fair value of the Company’s undesignated derivative forward contracts was a net liability of $29 and is recorded in other current assets, accrued liabilities and other long-term liabilities in the Company’s consolidated balance sheet. The unrealized gain or loss on the forward contracts is reported as a component of other income (expense), net. The unrealized (loss) gain for the years ended December 31, 2011 and 2012 was $(5,280) and $4,392, respectively.

Fair Value Measurements

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Observable inputs such as quoted prices in active markets;

Level 2:	Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3:	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Estimates of the fair value of foreign currency and interest rate derivative instruments are determined using exchange traded prices and rates. The Company also considers the risk of non-performance in the estimation of fair value, and includes an adjustment for non-performance risk in the measure of fair value of derivative instruments. In certain instances where market data is not available, the Company uses management judgment to develop assumptions that are used to determine fair value. Fair value measurements and the fair value hierarchy level for the Company’s liabilities measured or disclosed at fair value on a recurring basis as of December 31, 2011 and 2012, are shown below:

	December 31, 2011
Contract	Asset (Liability)	Level 1	Level 2	Level 3
Interest rate swap	$(156)	$—	$(156)	$—
Forward foreign exchange contracts	(4,269)	—	(4,269)	—

Total	$(4,425)	$—	$(4,425)	$—

	December 31, 2012
Contract	Asset (Liability)	Level 1	Level 2	Level 3
Interest rate swap	$(68)	$—	$(68)	$—
Forward foreign exchange contracts	(29)	—	(29)	—

Total	$(97)	$—	$(97)	$—

Items measured at fair value on a non-recurring basis

In addition to items that are measured at fair value on a recurring basis, the Company measures certain assets and liabilities at fair value on a non-recurring basis, which are not included in the table above. As these non-recurring fair value measurements are generally determined using unobservable inputs, these fair value measurements are classified within Level 3 of the fair value hierarchy. For further information on assets and liabilities measured at fair value on a non-recurring basis see Note 2. “Significant Accounting Policies,” Note 3. “Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting,” Note 4. “Acquisitions,” Note 5. “Restructuring,” Note 6. “Property, Plant and Equipment,” and Note 7. “Goodwill and Intangibles.”

Selected Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Information (Unaudited)

22. Selected Quarterly Information (Unaudited)

2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Sales	$688,772	$760,460	$708,544	$695,733
Gross profit	120,766	123,708	108,559	97,556
Consolidated net income	45,287	1,653	8,099	21,459
Net income attributable to Cooper-Standard Holdings Inc.	44,935	19,022	15,658	23,229
Net income available to Cooper-Standard Holdings Inc. common stockholders	34,533	13,749	11,080	15,871
Basic net income per share attributable to Cooper-Standard Holdings Inc.	$1.97	$0.78	$0.63	$0.90
Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$1.78	$0.71	$0.58	$0.84

2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Sales	$765,264	$734,501	$684,029	$697,108
Gross profit	121,658	114,447	103,073	99,710
Consolidated net income	24,146	75,782	10,358	(11,470)
Net income (loss) attributable to Cooper-Standard Holdings Inc.	23,787	77,316	11,624	(9,923)
Net income (loss) available to Cooper-Standard Holdings Inc. common stockholders	17,186	61,315	8,037	(12,002)
Basic net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$0.97	$3.49	$0.46	$(0.70)
Diluted net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$0.90	$3.28	$0.44	$(0.70)

Guarantor and Non-Guarantor Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor and Non-Guarantor Subsidiaries

15. Guarantor and Non-Guarantor Subsidiaries

In connection with the May 27, 2010 Reorganization of the Company, Cooper-Standard Automotive Inc. (the “Issuer”), a wholly-owned subsidiary of Cooper-Standard Holdings Inc., issued 8 1/2% senior notes due 2018 (“the Senior Notes”) with a total principal amount of $450,000. Cooper-Standard Holdings Inc. and all wholly-owned domestic subsidiaries of Cooper-Standard Automotive Inc. (the “Guarantors”) unconditionally guarantee the Senior Notes. The following condensed consolidated financial data provides information regarding the financial position, results of operations, and cash flows of the Guarantors. The Guarantors account for their investments in the non-guarantor subsidiaries on the equity method. The principal elimination entries are to eliminate the investments in subsidiaries and intercompany balances and transactions.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

Three Months Ended March 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
Sales	$—	$147.4	$163.1	$503.3	$(48.5)	$765.3
Cost of products sold	—	122.0	139.3	430.8	(48.5)	643.6
Selling, administration, & engineering expenses	—	33.1	1.0	37.9	—	72.0
Amortization of intangibles	—	2.8	—	1.0	—	3.8
Restructuring	—	—	(0.2)	6.3	—	6.1

Operating profit (loss)	—	(10.5)	23.0	27.3	—	39.8
Interest expense, net of interest income	—	(9.3)	—	(1.9)	—	(11.2)
Equity earnings (loss)	—	(0.9)	1.0	0.7	—	0.8
Other income (expense), net	—	8.2	1.1	(6.4)	—	2.9

Income (loss) before income taxes	—	(12.5)	25.1	19.7	—	32.3
Provision for income tax expense (benefit)	—	(1.4)	3.1	6.4	—	8.1

Income (loss) before equity in income of subsidiaries	—	(11.1)	22.0	13.3	—	24.2
Equity in net income of subsidiaries	23.8	34.9	—	—	(58.7)	—

Consolidated net income	23.8	23.8	22.0	13.3	(58.7)	24.2
Net income attributable to noncontrolling interests	—	—	—	(0.4)	—	(0.4)

Net income attributable to Cooper-Standard Holdings Inc.	$23.8	$23.8	$22.0	$12.9	$(58.7)	$23.8

Comprehensive income	$39.4	$39.4	$22.0	$28.5	$(89.2)	$40.1
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(0.7)	—	(0.7)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$39.4	$39.4	$22.0	$27.8	$(89.2)	$39.4

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

Three Months Ended March 31, 2013

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
Sales	$—	$145.2	$165.7	$486.3	$(49.6)	$747.6
Cost of products sold	—	120.5	133.2	423.2	(49.6)	627.3
Selling, administration, & engineering expenses	—	34.8	3.1	37.2	—	75.1
Amortization of intangibles	—	2.9	—	1.0	—	3.9
Restructuring	—	1.6	0.1	3.0	—	4.7

Operating profit (loss)	—	(14.6)	29.3	21.9	—	36.6
Interest expense, net of interest income	—	(8.3)	—	(2.9)	—	(11.2)
Equity earnings	—	1.0	0.9	0.8	—	2.7
Other income (expense), net	—	7.5	0.1	(7.9)	—	(0.3)

Income (loss) before income taxes	—	(14.4)	30.3	11.9	—	27.8
Provision (benefit) for income tax expense	—	(2.7)	5.5	5.1	—	7.9

Income (loss) before equity in income (loss) subsidiaries	—	(11.7)	24.8	6.8	—	19.9
Equity in net income of subsidiaries	20.7	32.4	—	—	(53.1)	—

Consolidated net income	20.7	20.7	24.8	6.8	(53.1)	19.9
Net loss attributable to noncontrolling interest	—	—	—	0.8	—	0.8

Net income attributable to Cooper-Standard Holdings Inc.	$20.7	$20.7	$24.8	$7.6	$(53.1)	$20.7

Comprehensive income	$12.9	$12.9	$24.8	$1.4	$(40.1)	$11.9
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	1.0	—	1.0

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$12.9	$12.9	$24.8	$2.4	$(40.1)	$12.9

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$177.5	$4.4	$88.7	$—	$270.6
Accounts receivable, net	—	54.8	72.6	222.7	—	350.1
Tooling receivable	—	13.4	12.1	91.4	—	116.9
Inventories	—	18.8	28.5	96.0	—	143.3
Prepaid expenses	—	5.9	0.3	15.7	—	21.9
Other	—	35.5	0.6	51.7	—	87.8

Total current assets	—	305.9	118.5	566.2	—	990.6
Investments in affiliates and intercompany accounts, net	628.3	339.7	998.7	(52.9)	(1,851.6)	62.2
Property, plant, and equipment, net	—	88.2	56.5	483.9	—	628.6
Goodwill	—	111.1	—	22.6	—	133.7
Other assets	—	80.9	48.2	81.8	—	210.9

	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$32.6	$—	$32.6
Accounts payable	—	45.4	41.3	184.7	—	271.4
Accrued liabilities	—	59.1	5.4	118.5	—	183.0

Total current liabilities	—	104.5	46.7	335.8	—	487.0
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	167.4	(0.2)	156.0	—	323.2

Total liabilities	—	721.9	46.5	492.6	—	1,261.0
Redeemable noncontrolling interests	—	—	—	14.2	—	14.2
Preferred stock	—	121.6	—	—	—	121.6
Total Cooper-Standard Holdings Inc. equity	628.3	82.3	1,175.4	593.9	(1,851.6)	628.3
Noncontrolling interests	—	—	—	0.9	—	0.9

Total equity	628.3	82.3	1,175.4	594.8	(1,851.6)	629.2

Total liabilities and equity	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

CONDENSED CONSOLIDATING BALANCE SHEET

March 31, 2013

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$152.8	$—	$63.9	$—	$216.7
Accounts receivable, net	—	64.4	81.1	259.4	—	404.9
Tooling receivable	—	18.3	14.6	100.2	—	133.1
Inventories	—	20.8	31.7	110.4	—	162.9
Prepaid expenses	—	4.3	0.4	22.8	—	27.5
Other	—	35.6	(1.0)	48.7	—	83.3

Total current assets	—	296.2	126.8	605.4	—	1,028.4
Investments in affiliates and intercompany accounts, net	630.3	292.9	1,066.6	(73.6)	(1,856.1)	60.1
Property, plant, and equipment, net	—	90.3	56.2	478.2	—	624.7
Goodwill	—	111.1	—	22.1	—	133.2
Other assets	—	131.7	0.1	77.3	—	209.1

	$630.3	$922.2	$1,249.7	$1,109.4	$(1,856.1)	$2,055.5

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$34.9	$—	$34.9
Accounts payable	—	47.7	45.3	188.0	—	281.0
Accrued liabilities	—	78.3	4.3	123.7	—	206.3

Total current liabilities	—	126.0	49.6	346.6	—	522.2
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	164.4	(0.1)	152.5	—	316.8

Total liabilities	—	740.4	49.5	499.9	—	1,289.8
Redeemable noncontrolling interests	—	—	—	13.5	—	13.5
Preferred stock	—	122.0	—	—	—	122.0
Total Cooper-Standard Holdings Inc. equity	630.3	59.8	1,200.2	596.1	(1,856.1)	630.3
Noncontrolling interests	—	—	—	(0.1)	—	(0.1)

Total equity	630.3	59.8	1,200.2	596.0	(1,856.1)	630.2

Total liabilities and equity	$630.3	$922.2	$1,249.7	$1,109.4	$(1,856.1)	$2,055.5

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Three Months Ended March 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$1.7	$1.0	$(0.5)	$(36.8)	$—	$(34.6)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(6.5)	(3.5)	(19.2)	—	(29.2)
Acquisition of businesses, net of cash acquired	—	—	—	(1.7)	—	(1.7)
Proceeds from the sale of assets	—	—	4.0	0.3	—	4.3

Net cash provided by (used in) investing activities	—	(6.5)	0.5	(20.6)	—	(26.6)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	2.4	—	2.4
Principal payments on long-term debt	—	—	—	(1.8)	—	(1.8)
Repurchase of preferred stock	—	(4.9)	—	—	—	(4.9)
Other	(1.7)	(1.5)	—	1.6	—	(1.6)

Net cash provided by (used in) financing activities	(1.7)	(6.4)	—	2.2	—	(5.9)
Effects of exchange rate changes on cash	—	—	—	1.4	—	1.4
Changes in cash and cash equivalents	—	(11.9)	—	(53.8)	—	(65.7)
Cash and cash equivalents at beginning of period	—	189.6	—	172.1	—	361.7

Cash and cash equivalents at end of period	$—	$177.7	$—	$118.3	$—	$296.0

Depreciation and amortization	$—	$7.3	$3.9	$20.4	$—	$31.6

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS Three Months Ended March 31, 2013
	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$1.7	$(4.4)	$(2.4)	$(8.2)	$—	$(13.3)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(6.4)	(4.1)	(23.8)	—	(34.3)
Return on equity investments	—	—	2.1	—	—	2.1
Proceeds from the sale of fixed assets	—	—	—	0.2	—	0.2

Net cash used in investing activities	—	(6.4)	(2.0)	(23.6)	—	(32.0)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	4.9	—	4.9
Principal payments on long-term debt	—	—	—	(1.8)	—	(1.8)
Purchase of noncontrolling interest	—	—	—	(1.9)	—	(1.9)
Repurchase of common stock	—	(11.1)	—	—	—	(11.1)
Other	(1.7)	(2.8)	—	2.9	—	(1.6)

Net cash provided by (used in) financing activities	(1.7)	(13.9)	—	4.1	—	(11.5)
Effects of exchange rate changes on cash	—	—	—	2.9	—	2.9
Changes in cash and cash equivalents	—	(24.7)	(4.4)	(24.8)	—	(53.9)
Cash and cash equivalents at beginning of period	—	177.5	4.4	88.7	—	270.6

Cash and cash equivalents at end of period	$—	$152.8	$—	$63.9	$—	$216.7

Depreciation and amortization	$—	$7.1	$3.4	$19.3	$—	$29.8

23. Guarantor and Non-Guarantor Subsidiaries

In connection with the May 27, 2010 Reorganization of the Company, Cooper Standard Automotive Inc. (the “Issuer”), a wholly-owned subsidiary, issued Senior Notes with a total principal amount of $450,000. Cooper-Standard Holdings Inc. and all wholly-owned domestic subsidiaries of Cooper Standard Automotive Inc. (the “Guarantors”) unconditionally guarantee the notes. The following condensed consolidated financial data provides information regarding the financial position, results of operations, and cash flows of the Guarantors. The Guarantors account for their investments in the non-guarantor subsidiaries on the equity method. The principal elimination entries are to eliminate the investments in subsidiaries and intercompany balances and transactions.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the Five Months Ended May 31, 2010

Predecessor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$179.5	$223.1	$650.8	$(44.3)	$1,009.1
Cost of products sold	—	154.2	181.7	540.6	(44.3)	832.2
Selling, administration, & engineering expenses	—	41.9	—	50.2	—	92.1
Amortization of intangibles	—	0.2	—	0.1	—	0.3
Restructuring	—	0.1	0.1	5.7	—	5.9

Operating profit (loss)	—	(16.9)	41.3	54.2	—	78.6
Interest expense, net of interest income	—	(32.7)	—	(11.8)	—	(44.5)
Equity earnings	—	—	2.6	1.0	—	3.6
Reorganization items, net	—	160.0	(2.7)	146.1	—	303.4
Other income (expense), net	—	4.2	0.4	(25.8)	—	(21.2)

Income before income taxes	—	114.6	41.6	163.7	—	319.9
Provision (benefit) for income tax expense	—	39.5	(35.2)	35.6	—	39.9

Income before equity in income of subsidiaries	—	75.1	76.8	128.1	—	280.0
Equity in net income of subsidiaries	279.7	204.6	—	—	(484.3)	—

Consolidated net income	279.7	279.7	76.8	128.1	(484.3)	280.0
Net income attributable to noncontrolling interest	—	—	—	(0.3)	—	(0.3)

Net income attributable to Cooper-Standard Holdings Inc.	$279.7	$279.7	$76.8	$127.8	$(484.3)	$279.7

Comprehensive income	$248.7	$248.7	$76.8	$96.8	$(422.0)	$249.0
Add: comprehensive loss attributable to noncontrolling interests	—	—	—	(0.3)	—	(0.3)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$248.7	$248.7	$76.8	$96.5	$(422.0)	$248.7

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the Seven Months Ended December 31, 2010

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$248.7	$333.2	$883.9	$(60.8)	$1,405.0
Cost of products sold	—	212.5	269.8	750.9	(60.8)	1,172.4
Selling, administration, & engineering expenses	—	79.7	9.4	70.4	—	159.5
Amortization of intangibles	—	6.5	—	2.5	—	9.0
Restructuring	—	0.2	0.2	0.1	—	0.5

Operating profit (loss)	—	(50.2)	53.8	60.0	—	63.6
Interest expense, net of interest income	—	(21.2)	—	(3.8)	—	(25.0)
Equity earnings	—	0.2	1.9	1.3	—	3.4
Other income (expense), net	—	33.2	0.4	(29.4)	—	4.2

Income (loss) before income taxes	—	(38.0)	56.1	28.1	—	46.2
Provision (benefit) for income tax expense	—	(5.0)	7.3	2.8	—	5.1

Income (loss) before equity in income of subsidiaries	—	(33.0)	48.8	25.3	—	41.1
Equity in net income of subsidiaries	40.6	73.6	—	—	(114.2)	—

Consolidated net income	40.6	40.6	48.8	25.3	(114.2)	41.1
Net income attributable to noncontrolling interest	—	—	—	(0.5)	—	(0.5)

Net income attributable to Cooper-Standard Holdings Inc.	$40.6	$40.6	$48.8	$24.8	$(114.2)	$40.6

Comprehensive income	$86.5	$86.5	$48.8	$65.4	$(200.0)	$87.2
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(0.7)	—	(0.7)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$86.5	$86.5	$48.8	$64.7	$(200.0)	$86.5

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$498.4	$607.5	$1,888.2	$(140.6)	$2,853.5
Cost of products sold	—	407.8	495.1	1,640.6	(140.6)	2,402.9
Selling, administration, & engineering expenses	—	109.8	0.6	147.2	—	257.6
Amortization of intangibles	—	11.1	—	4.5	—	15.6
Restructuring	—	0.4	5.9	45.9	—	52.2

Operating profit (loss)	—	(30.7)	105.9	50.0	—	125.2
Interest expense, net of interest income	—	(28.5)	—	(12.0)	—	(40.5)
Equity earnings	—	1.2	1.0	3.2	—	5.4
Other income (expense), net	—	44.1	13.0	(49.9)	—	7.2

Income (loss) before income taxes	—	(13.9)	119.9	(8.7)	—	97.3
Provision (benefit) for income tax expense	—	(0.8)	6.1	15.5	—	20.8

Income (loss) before equity in income of subsidiaries	—	(13.1)	113.8	(24.2)	—	76.5
Equity in net income of subsidiaries	102.8	115.9	—	—	(218.7)	—

Consolidated net income (loss)	102.8	102.8	113.8	(24.2)	(218.7)	76.5
Net loss attributable to noncontrolling interest	—	—	—	26.3	—	26.3

Net income attributable to Cooper-Standard Holdings Inc.	$102.8	$102.8	$113.8	$2.1	$(218.7)	$102.8

Comprehensive income (loss)	$44.5	$44.5	$113.8	$(61.0)	$(126.8)	$15.0
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	29.5	—	29.5

Comprehensive income (loss) attributable to Cooper-Standard Holdings Inc.	$44.5	$44.5	$113.8	$(31.5)	$(126.8)	$44.5

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2012

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$564.4	$629.1	$1,871.8	$(184.4)	$2,880.9
Cost of products sold	—	470.0	526.6	1,629.8	(184.4)	2,442.0
Selling, administration, & engineering expenses	—	127.6	4.9	148.8	—	281.3
Amortization of intangibles	—	11.4	—	4.0	—	15.4
Impairment charges	—	—	—	10.1	—	10.1
Restructuring	—	0.3	0.4	28.1	—	28.8

Operating profit (loss)	—	(44.9)	97.2	51.0	—	103.3
Interest expense, net of interest income	—	(33.4)	—	(11.4)	—	(44.8)
Equity earnings	—	1.8	3.7	3.3	—	8.8
Other income (expense), net	—	34.5	1.4	(35.9)	—	—

Income (loss) before income taxes	—	(42.0)	102.3	7.0	—	67.3
Provision (benefit) for income tax expense	—	19.5	(48.1)	(2.9)	—	(31.5)

Income (loss) before equity in income (loss) subsidiaries	—	(61.5)	150.4	9.9	—	98.8
Equity in net income of subsidiaries	102.8	164.3	—	—	(267.1)	—

Consolidated net income	102.8	102.8	150.4	9.9	(267.1)	98.8
Net loss attributable to noncontrolling interest	—	—	—	4.0	—	4.0

Net income attributable to Cooper-Standard Holdings Inc.	$102.8	$102.8	$150.4	$13.9	$(267.1)	$102.8

Comprehensive income (loss)	$69.8	$69.8	$150.4	$(12.2)	$(213.2)	$64.6
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	5.2	—	5.2

Comprehensive income (loss) attributable to Cooper-Standard Holdings Inc.	$69.8	$69.8	$150.4	$(7.0)	$(213.2)	$69.8

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$189.6	$—	$172.1	$—	$361.7
Accounts receivable, net	—	66.8	74.8	292.3	—	433.9
Inventories, net	—	18.8	24.2	96.7	—	139.7
Prepaid expenses	—	5.2	0.4	20.7	—	26.3
Other	—	23.1	2.0	18.8	—	43.9

Total current assets	—	303.5	101.4	600.6	—	1,005.5
Investments in affiliates and intercompany accounts, net	597.9	290.9	1,050.0	(164.9)	(1,719.5)	54.4
Property, plant, and equipment, net	—	77.8	64.6	477.3	—	619.7
Goodwill	—	111.1	—	25.3	—	136.4
Other assets	—	97.6	(5.8)	96.0	—	187.8

	$597.9	$880.9	$1,210.2	$1,034.3	$(1,719.5)	$2,003.8

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$33.1	$—	$33.1
Accounts payable	—	48.3	30.9	177.5	—	256.7
Accrued liabilities	—	48.9	9.0	135.3	—	193.2

Total current liabilities	—	97.2	39.9	345.9	—	483.0
Long-term debt	—	450.0	—	5.6	—	455.6
Other liabilities	—	164.1	5.9	153.8	—	323.8

Total liabilities	—	711.3	45.8	505.3	—	1,262.4
Redeemable noncontrolling interests	—	—	—	14.3	—	14.3
Preferred stock	—	125.9	—	—	—	125.9
Total Cooper-Standard Holdings Inc. equity	597.9	43.7	1,164.4	511.4	(1,719.5)	597.9
Noncontrolling interests	—	—	—	3.3	—	3.3

Total equity	597.9	43.7	1,164.4	514.7	(1,719.5)	601.2

Total liabilities and equity	$597.9	$880.9	$1,210.2	$1,034.3	$(1,719.5)	$2,003.8

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$177.5	$4.4	$88.7	$—	$270.6
Accounts receivable, net	—	68.2	84.7	346.7	—	499.6
Inventories, net	—	18.8	28.5	96.0	—	143.3
Prepaid expenses	—	5.9	0.3	15.7	—	21.9
Other	—	35.5	0.6	19.1	—	55.2

Total current assets	—	305.9	118.5	566.2	—	990.6
Investments in affiliates and intercompany accounts, net	628.3	339.7	998.7	(52.9)	(1,851.6)	62.2
Property, plant, and equipment, net	—	88.2	56.5	483.9	—	628.6
Goodwill	—	111.1	—	22.6	—	133.7
Other assets	—	80.9	48.2	81.8	—	210.9

	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$32.6	$—	$32.6
Accounts payable	—	45.4	41.3	184.7	—	271.4
Accrued liabilities	—	59.1	5.4	118.5	—	183.0

Total current liabilities	—	104.5	46.7	335.8	—	487.0
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	167.4	(0.2)	156.0	—	323.2

Total liabilities	—	721.9	46.5	492.6	—	1,261.0
Redeemable noncontrolling interests	—	—	—	14.2	—	14.2
Preferred stock	—	121.6	—	—	—	121.6
Total Cooper-Standard Holdings Inc. equity	628.3	82.3	1,175.4	593.9	(1,851.6)	628.3
Noncontrolling interests	—	—	—	0.9	—	0.9

Total equity	628.3	82.3	1,175.4	594.8	(1,851.6)	629.2

Total liabilities and equity	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Five Months Ended May 31, 2010

Predecessor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	$(122.8)	$(0.3)	$47.7	$—	$(75.4)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(3.0)	(4.0)	(15.9)	—	(22.9)
Proceeds from the sale of fixed assets	—	—	3.6	0.2	—	3.8

Net cash used in investing activities	—	(3.0)	(0.4)	(15.7)	—	(19.1)
FINANCING ACTIVITIES
Decrease in short-term debt	—	(75.0)	—	(102.1)	—	(177.1)
Principal payments on long-term debt	—	(595.5)	—	(114.0)	—	(709.5)
Proceeds from issuance of stock	—	355.0	—	—	—	355.0
Debt issuance costs	—	(30.9)	—	(0.1)	—	(31.0)
Proceeds from issuance of long-term debt	—	450.0	—	—	—	450.0

Net cash provided by (used in) financing activities	—	103.6	—	(216.2)	—	(112.6)
Effects of exchange rate changes on cash	—	(0.3)	—	5.8	—	5.5
Changes in cash and cash equivalents	—	(22.5)	(0.7)	(178.4)	—	(201.6)
Cash and cash equivalents at beginning of period	—	91.5	0.7	288.1	—	380.3

Cash and cash equivalents at end of period	$—	$69.0	$—	$109.7	$—	$178.7

Depreciation and amortization	$—	$6.5	$6.6	$22.6	$—	$35.7

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS For the Seven Months Ended December 31, 2010 Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by operating activities	$3.2	$65.0	$6.3	$96.1	$—	$170.6
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(10.2)	(6.3)	(37.9)	—	(54.4)
Proceeds from the sale of fixed assets	—	2.3	—	0.3	—	2.6

Net cash used in investing activities	—	(7.9)	(6.3)	(37.6)	—	(51.8)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	3.9	—	3.9
Principal payments on long-term debt	—	(0.1)	—	(2.0)	—	(2.1)
Other	(3.2)	37.0	—	(37.0)	—	(3.2)

Net cash provided by (used in) financing activities	(3.2)	36.9	—	(35.1)	—	(1.4)
Effects of exchange rate changes on cash	—	—	—	(1.6)	—	(1.6)
Changes in cash and cash equivalents	—	94.0	—	21.8	—	115.8
Cash and cash equivalents at beginning of period	—	69.0	—	109.7	—	178.7

Cash and cash equivalents at end of period	$—	$163.0	$—	$131.5	$—	$294.5

Depreciation and amortization	$—	$17.1	$10.3	$39.3	$—	$66.7

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7.1	$31.7	$(2.3)	$135.8	$—	$172.3
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(23.1)	(13.4)	(71.8)	—	(108.3)
Acquisition of businesses, net of cash acquired	—	—	—	28.4	—	28.4
Investment in affiliates	—	(10.5)	—	—	—	(10.5)
Proceeds from partial sale of joint venture	—	—	16.0	—	—	16.0
Proceeds from the sale of fixed assets	—	—	0.5	0.1	—	0.6

Net cash provided by (used in) investing activities	—	(33.6)	3.1	(43.3)	—	(73.8)
FINANCING ACTIVITIES
Decrease in short-term debt	—	—	—	(5.8)	—	(5.8)
Principal payments on long-term debt	—	—	—	(4.0)	—	(4.0)
Repurchase of preferred stock	—	(7.5)	—	—	—	(7.5)
Other	(7.1)	36.0	(0.8)	(35.4)	—	(7.3)

Net cash provided by (used in) financing activities	(7.1)	28.5	(0.8)	(45.2)	—	(24.6)
Effects of exchange rate changes on cash	—	—	—	(6.7)	—	(6.7)
Changes in cash and cash equivalents	—	26.6	—	40.6	—	67.2
Cash and cash equivalents at beginning of period	—	163.0	—	131.5	—	294.5

Cash and cash equivalents at end of period	$—	$189.6	$—	$172.1	$—	$361.7

Depreciation and amortization	$—	$28.5	$16.3	$79.3	$—	$124.1

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS For the Year Ended December 31, 2012 Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$6.8	$(1.0)	$17.0	$61.6	$—	$84.4
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(28.9)	(16.7)	(85.5)	—	(131.1)
Acquisition of businesses, net of cash acquired	—		—	(1.1)	—	(1.1)
Proceeds from the sale of fixed assets	—	(0.1)	4.1	10.6	—	14.6

Net cash used in investing activities	—	(29.0)	(12.6)	(76.0)	—	(117.6)
FINANCING ACTIVITIES
Decrease in short-term debt	—	—	—	(0.4)	—	(0.4)
Principal payments on long-term debt	—	—	—	(5.1)	—	(5.1)
Purchase of noncontrolling interest	—	—	—	(2.0)	—	(2.0)
Repurchase of preferred and common stock	—	(43.7)	—	—	—	(43.7)
Other	(6.8)	61.6	—	(61.6)	—	(6.8)

Net cash provided by (used in) financing activities	(6.8)	17.9	—	(69.1)	—	(58.0)
Effects of exchange rate changes on cash	—	—	—	0.1	—	0.1
Changes in cash and cash equivalents	—	(12.1)	4.4	(83.4)	—	(91.1)
Cash and cash equivalents at beginning of period	—	189.6	—	172.1	—	361.7

Cash and cash equivalents at end of period	$—	$177.5	$4.4	$88.7	$—	$270.6

Depreciation and amortization	$—	$28.3	$14.5	$79.9	$—	$122.7

Accounts Receivable Factoring	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Receivable Factoring

17. Accounts Receivable Factoring

As a part of its working capital management, the Company sells certain receivables through third party financial institutions with and without recourse. The amount sold varies each month based on the amount of underlying receivables and cash flow needs of the Company. The Company continues to service the receivables. These are permitted transactions under the Company’s credit agreement.

At March 31, 2012 and 2013, the Company had $85,678 and $89,015, respectively, outstanding under receivable transfer agreements without recourse entered into by various locations. The total amount of accounts receivable factored was $92,647 and $113,402 for the three months ended March 31, 2012 and 2013, respectively. Costs incurred on the sale of receivables were $609 and $645 for the three months ended March 31, 2012 and 2013, respectively. These amounts are recorded in other income (expense), net and interest expense, net of interest income in the condensed consolidated statements of comprehensive income.

At March 31, 2012 and 2013, the Company had $17,552 and $15,197, respectively, outstanding under receivable transfer agreements with recourse. The secured borrowings are recorded in debt payable within one year and receivables are pledged equal to the balance of the borrowings. The total amount of accounts receivable factored was $24,539 and $22,712 for the three months ended March 31, 2012 and 2013, respectively. Costs incurred on the sale of receivables were $110 and $84 for the three months ended March 31, 2012 and 2013, respectively. These amounts are recorded in other income (expense), net and interest expense, net of interest income in the condensed consolidated statements of comprehensive income.

24. Accounts Receivable Factoring

As a part of its working capital management, the Company sells certain receivables through third party financial institutions with and without recourse. The amount sold varies each month based on the amount of underlying receivables and cash flow needs of the Company. The Company continues to service the receivables. These are permitted transactions under the Company’s credit agreement.

At December 31, 2011 and 2012, the Company had $90,829 and $73,686, respectively, outstanding under receivable transfer agreements without recourse entered into by various locations. The total amount of accounts receivable factored were $257,490 and $332,004 for the years ended December 31, 2011 and 2012. Costs incurred on the sale of receivables were $2,047 and $2,216 for the years ended December 31, 2011 and 2012, respectively. These amounts are recorded in other income (expense), net and interest expense, net of interest income in the consolidated statements of net income.

At December 31, 2011 and 2012, the Company had $13,865 and $13,708, respectively, outstanding under receivable transfer agreements with recourse. The secured borrowings are recorded in debt payable within one year and receivables are pledged equal to the balance of the borrowings. The total amount of accounts receivable factored was $58,950 and $81,596 for the years ended December 31, 2011 and 2012, respectively. Costs incurred on the sale of receivables were $363 and $340 for the years ended December 31, 2011 and 2012, respectively. These amounts are recorded in other income (expense), net and interest expense, net of interest income in the consolidated statement of net income.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

Valuation and Qualifying Accounts

(dollars in millions)

Description	Balance at beginning of period	Other Changes		Charged to Expenses	Charged (credited) to other accounts (a)	Deductions	Balance at end of period
Allowance for doubtful accounts deducted from accounts receivable
Five months ended May 31, 2010—Predecessor	$5.8	(3.7	) (b)	(0.2)	(1.0)	(0.9)	$—
Seven months ended December 31, 2010—Successor	$—	—		0.9	0.1	—	$1.0
Year ended December 31, 2011—Successor	$1.0	—		3.8	(0.9)	(0.9)	$3.0
Year ended December 31, 2012—Successor	$3.0	—		0.8	0.6	(0.7)	$3.7

(a)	Primarily foreign currency translation.
(b)	“Other Changes” includes fresh-start accounting adjustments of $3.7 million.

Description	Balance at beginning of period	Additions			Balance at end of period
		Charged to Income	Charged to Equity	Deductions
Tax valuation allowance
Five months ended May 31, 2010 -Predecessor	$210.6	(38.9)	(9.9)	—	$161.8
Seven months ended December 31, 2010—Successor	$161.8	(3.5)	(2.9)	—	$155.4
Year ended December 31, 2011—Successor	$155.4	(10.8)	7.8	—	$152.4
Year ended December 31, 2012—Successor	$152.4	(57.7)	2.6	—	$97.3

Overview	3 Months Ended
Mar. 31, 2013
Overview

1. Overview

Basis of presentation

Cooper-Standard Holdings Inc. (together with its consolidated subsidiaries, the “Company,” “Cooper-Standard,” “we,” “our” or “us”) is a leading manufacturer of fluid handling, body sealing, and Anti-Vibration Systems (“AVS”) components, systems, subsystems, and modules. The Company’s products are primarily for use in passenger vehicles and light trucks that are manufactured by global automotive original equipment manufacturers (“OEMs”) and replacement markets. The Company conducts substantially all of its activities through its subsidiaries.

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information and should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2012 Annual Report on Form 10-K, as filed with the SEC. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. These financial statements include all adjustments (consisting of normal, recurring adjustments) considered necessary for a fair presentation of the financial position and results of operations of the Company. Certain prior period amounts have been reclassified to conform to the current period financial statement presentation. The operating results for the interim period ended March 31, 2013 are not necessarily indicative of results for the full year.

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The guidance is effective for fiscal years beginning after December 15, 2012. The Company adopted this guidance effective January 1, 2013. The effects of adoption were not significant and the additional required disclosures are included in Note 8. “Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests.”

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-lived Intangible Assets for Impairment. This ASU permits companies to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing the quantitative impairment test. This ASU is effective for fiscal years beginning after September 15, 2012 (early adoption is permitted). The Company adopted this guidance effective January 1, 2013. The impact of the adoption of this ASU did not have a material impact on the consolidated financial statements.

Inventories	3 Months Ended
Mar. 31, 2013
Inventories

4. Inventories

Inventories were comprised of the following at December 31, 2012 and March 31, 2013:

	December 31, 2012	March 31, 2013
Finished goods	$37,415	$40,898
Work in process	32,383	35,638
Raw materials and supplies	73,455	86,384

Inventories	$143,253	$162,920

Pension and Postretirement Benefits other than Pensions	3 Months Ended
Mar. 31, 2013
Pension and Postretirement Benefits other than Pensions

6. Pension and Postretirement Benefits other than Pensions

The following tables disclose the amount of net periodic benefit cost for the three months ended March 31, 2012 and 2013 for the Company’s defined benefit plans and other postretirement benefit plans:

	Pension Benefits
	Three Months Ended March 31,
	2012		2013
	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$287	$803	$305	$888
Interest cost	3,476	1,972	3,052	1,710
Expected return on plan assets	(3,868)	(1,003)	(4,342)	(949)
Amortization of prior service cost and recognized actuarial loss	124	95	344	330

Net periodic benefit cost (gain)	$19	$1,867	$(641)	$1,979

	Other Postretirement Benefits
	Three Months Ended March 31,
	2012		2013
	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$136	$192	$147	$168
Interest cost	449	210	407	188
Amortization of prior service cost (credit) and recognized actuarial (gain) loss	(444)	34	(281)	(36)
Other	19	—	6	—
Curtailment gain	(1,539)	—	—	—

Net periodic benefit cost (gain)	$(1,379)	$436	$279	$320

The curtailment gain for the three months ended March 31, 2012 in the table above resulted from the closure of a U.S. facility and was recorded as a reduction to restructuring expense.

Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests

8. Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests

The changes in accumulated other comprehensive loss by component for the three months ended March 31, 2013, net of related tax are as follows:

	Cumulative currency translation adjustment	Benefit plan liability	Fair value change of derivatives	Accumulated other comprehensive loss
Balance at January 1, 2013	$18,320	$(64,018)	$250	$(45,448)
Other comprehensive income (loss) before reclassifications	(9,292)	792	491	(8,009)
Amounts reclassified from accumulated other comprehensive income (loss)	—	216	(7)	209

Net current period other comprehensive income (loss)	(9,292)	1,008	484	(7,800)

Balance at March 31, 2013	$9,028	$(63,010)	$734	$(53,248)

Amounts in parentheses indicate debits.

The reclassifications out of accumulated other comprehensive income for the three months ended March 31, 2013 are as follows:

Details about accumulated other comprehensive loss components	Gain (loss) reclassified	Location of gain (loss) reclassified into income
Fair value change of derivatives
Interest rate contracts	$(40)	Interest expense, net of interest income
Foreign exchange contracts	50	Cost of products sold

	10	Income before income taxes
	(3)	Provision for income tax expense

	$7	Consolidated net income

Amortization of defined benefit and other postretirement benefit plans
Prior service credits	$159 [1]
Actuarial losses	(472)[1]

	(313)	Income before income taxes
	97	Benefit for income tax expense

	$(216)	Consolidated net income

Total reclassifications for the period	$(209)

[1]

These accumulated other comprehensive income components are included in the computation of net periodic pension cost. (See Note 6. “Pension and Postretirement Benefits other than Pensions” for additional details.)

The following table summarizes the Company’s equity and redeemable noncontrolling interest activity for the three months ended March 31, 2013:

	Cooper- Standard Holdings Inc.	Noncontrolling Interest	Total Equity	Redeemable Noncontrolling Interests
Equity at January 1, 2013	$628,326	$905	$629,231	$14,194
Net income (loss)	20,701	(8)	20,693	(820)
Preferred stock dividends	(1,677)	—	(1,677)	—
Repurchase common stock	(11,098)	—	(11,098)	—
Other comprehensive loss	(7,800)	—	(7,800)	(130)
Stock-based compensation	2,970	—	2,970	—
Accretion of redeemable noncontrolling interests	(219)	—	(219)	219
Purchase of noncontrolling interest	(885)	(1,026)	(1,911)	—

Equity at March 31, 2013	$630,318	$(129)	$630,189	$13,463

Redeemable Preferred Stock	3 Months Ended
Mar. 31, 2013
Redeemable Preferred Stock

10. Redeemable Preferred Stock

The following table summarizes the Company’s 7% preferred stock activity for the three months ended March 31, 2013:

	Preferred Shares	Preferred Stock
Balance at January 1, 2013	958,333	$121,649
Stock-based compensation	—	405
Repurchased preferred stock shares	(318)	(57)
Forfeited shares	(998)	—

Balance at March 31, 2013	957,017	$121,997

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

18. Subsequent Events

Senior PIK Toggle Notes due 2018

On April 3, 2013, Cooper-Standard Holdings Inc. issued $175,000 aggregate principal amount of its Senior PIK Toggle Notes due 2018 (the “Senior PIK Toggle Notes”) at an issue price to the public of 99.5%. Net proceeds were $171,063, which consisted of $175,000 of gross proceeds less $3,063 representing the discount payable to the initial purchasers with respect to the offering of the Senior PIK Toggle Notes and less the $875 issue price discount. The Senior PIK Toggle Notes were issued in a private placement exempt from registration under the Securities Act of 1933, as amended. The Senior PIK Toggle Notes were issued pursuant to an indenture dated as of April 3, 2013 between Cooper-Standard Holdings Inc. and U.S. Bank National Association, as trustee.

Escrow of Proceeds; Special Mandatory Redemption. Cooper-Standard Holdings Inc. deposited the proceeds of the Senior PIK Toggle Notes offering, together with additional cash on hand, into a segregated escrow account. Escrowed funds will be released to Cooper-Standard Holdings Inc. upon satisfaction or waiver, as applicable, of the escrow release condition that $150,000 in value of the shares of Cooper-Standard Holdings Inc.’s common stock is validly tendered and not validly withdrawn in the Equity Tender Offer (as defined below) on or before July 1, 2013. During the second quarter, the escrow release condition was satisfied and the funds were released and were used to finance, in part, the purchase of shares pursuant to the Equity Tender Offer and pay related fees and expenses.

Equity Tender Offer

On April 5, 2013, the Company commenced a cash tender offer to purchase up to 4,651,162 shares of its common stock at a price of $43.00 per share (the “Equity Tender Offer”). During the second quarter, the Company purchased 4,651,162 shares pursuant to the Equity Tender Offer at a purchase price of $43.00 per share for an aggregate purchase price of approximately $200,000. The Company used the proceeds from the issuance of the Senior PIK Toggle Notes (described above), together with cash on hand, to finance the purchase of shares pursuant to the Equity Tender Offer.

Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Principles of combination and consolidation

Principles of combination and consolidation – The consolidated financial statements include the accounts of the Company and the wholly-owned and less than wholly-owned subsidiaries controlled by the Company. All material intercompany accounts and transactions have been eliminated. Acquired businesses are included in the consolidated financial statements from the dates of acquisition.

The equity method of accounting is followed for investments in which the Company does not have control, but does have the ability to exercise significant influence over operating and financial policies. Generally this occurs when ownership is between 20 to 50 percent. The cost method is followed in those situations where the Company’s ownership is less than 20 percent and the Company does not have the ability to exercise significant influence.

The Company’s investment in Nishikawa Standard Company (“NISCO”), a 40 percent owned joint venture in the United States, is accounted for under the equity method. This investment totaled $14,601 and $17,424 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In March 2011, the Company sold a 10% ownership interest in NISCO for $16,000. As a result of this transaction, the Company’s ownership percentage in NISCO has decreased from 50% to 40%, and a gain of $11,423 was recognized in other income in the consolidated financial statements for the year ended December 31, 2011. In 2011, the Company received from NISCO a dividend of $4,750 all of which was related to earnings. In 2012, the Company received from NISCO a dividend of $800, all of which was related to earnings.

The Company’s investment in Guyoung, a 20 percent owned joint venture in Korea, is accounted for under the equity method. This investment totaled $2,060 and $2,014 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets.

The Company’s investment in Huayu-Cooper Standard Sealing Systems Co. Ltd. (“Huayu”), a 47.5 percent owned joint venture in China, is accounted for under the equity method. This investment totaled $24,602 and $26,815 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In 2011, the Company received from Huayu a dividend of $1,790 all of which was related to earnings. In 2012, the Company received from Huayu a dividend of $2,519 all of which was related to earnings.

During 2011, the company acquired a 20% ownership interest in NISCO Thailand, a joint venture in Thailand. This investment, accounted for under the equity method, totaled $11,296 and $13,056 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets. In 2012, the Company received from NISCO Thailand a dividend of $82, all of which was related to earnings.

During 2011, the company acquired a 50% ownership interest in Sujan Barre Thomas AVS Private Limited, a joint venture in India. This investment, accounted for under the equity method, totaled $1,751 and $2,944 at December 31, 2011 and 2012, respectively, and is included in other assets in the accompanying consolidated balance sheets

Foreign currency

Foreign currency – The financial statements of foreign subsidiaries are translated to U.S. dollars at the end-of-period exchange rates for assets and liabilities and at a weighted average exchange rate for each period for revenues and expenses. Translation adjustments for those subsidiaries whose local currency is their functional currency are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction related gains and losses arising from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recognized in earnings as incurred, except for those intercompany balances which are designated as long-term.

Cash and cash equivalents		Cash and cash equivalents – The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts receivable

Accounts receivable – The Company records trade accounts receivable when revenue is recorded in accordance with its revenue recognition policy and relieves accounts receivable when payments are received from customers. Generally the Company does not require collateral for its accounts receivable.

Allowance for doubtful accounts

Allowance for doubtful accounts – The allowance for doubtful accounts is established through charges to the provision for bad debts. The Company evaluates the adequacy of the allowance for doubtful accounts on a periodic basis. The evaluation includes historical trends in collections and write-offs, management’s judgment of the probability of collecting accounts and management’s evaluation of business risk. This evaluation is inherently subjective, as it requires estimates that are susceptible to revision as more information becomes available. The allowance for doubtful accounts was $3,028 and $3,727 at December 31, 2011 and 2012, respectively.

Advertising expense

Advertising expense – Expenses incurred for advertising are generally expensed when incurred. Advertising expense was $258 for the five months ended May 31, 2010, $426 for the seven months ended December 31, 2010, $1,463 for the year ended December 31, 2011, and $1,839 for the year ended December 31, 2012.

Inventories

Inventories – Inventories are valued at lower of cost or market. Cost is determined using the first-in, first-out method. Finished goods and work-in-process inventories include material, labor and manufacturing overhead costs. The Company records inventory reserves for inventory in excess of production and/or forecasted requirements and for obsolete inventory in production. As of December 31, 2011 and 2012, inventories are reflected net of reserves of $17,287 and $20,987, respectively.

	December 31, 2011	December 31, 2012
Finished goods	$34,446	$37,415
Work in process	34,466	32,383
Raw materials and supplies	70,814	73,455

Inventories, net	$139,726	$143,253

In connection with the adoption of fresh-start accounting, an $8,136 fair value write-up of inventory was recorded at May 31, 2010 in the Predecessor. Such inventory was liquidated as of December 31, 2010 by the Successor and recorded as an increase to cost of product sold. In connection with the acquisition of FMEA a $1,236 fair value write up of inventory was recorded in the second quarter of 2011. Such inventory was liquidated as of December 31, 2011 and recorded as an increase to cost of product sold.

Derivative financial instruments

Derivative financial instruments – Derivative financial instruments are utilized by the Company to reduce foreign currency exchange and interest rate risks. The Company has established policies and procedures for risk assessment and the approval, reporting, and monitoring of derivative financial instrument activities. On the date the derivative is established, the Company designates the derivative as either a fair value hedge, a cash flow hedge, or a net investment hedge in accordance with its established policy. The Company does not enter into financial instruments for trading or speculative purposes.

Income taxes

Income taxes – Income tax expense in the consolidated statements of net income is calculated in accordance with ASC Topic 740, Accounting for Income Taxes, which requires the recognition of deferred income taxes using the liability method.

Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if the Company determines that it is more likely than not that the asset will not be realized.

Long-lived assets

Long-lived assets – Property, plant, and equipment are recorded at cost and depreciated using primarily the straight-line method over their estimated useful lives. Leasehold improvements are amortized over the expected life of the asset or term of the lease, whichever is shorter. Intangibles with finite lives, which include technology and customer relationships, are amortized over their estimated useful lives. The Company evaluates the recoverability of long-lived assets when events and circumstances indicate that the assets may be impaired and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying value. If the net carrying value exceeds the fair value, an impairment loss exists and is calculated based on a discounted cash flow analysis or estimated salvage value. Discounted cash flows are estimated using internal budgets and assumptions regarding discount rates and other factors.

Pre-Production Costs Related to Long Term Supply Arrangements

Pre-Production Costs Related to Long Term Supply Arrangements – Costs for molds, dies, and other tools owned by the Company to produce products under long-term supply arrangements are recorded at cost in property, plant, and equipment and amortized over the lesser of three years or the term of the related supply agreement. The amounts capitalized were $3,116 and $2,593 at December 31, 2011 and 2012, respectively. The Company expenses all pre-production tooling costs related to customer-owned tools for which reimbursement is not contractually guaranteed by the customer. Reimbursable tooling costs included in other assets in the accompanying consolidated balance sheets were $3,685 and $3,877 at December 31, 2011 and 2012, respectively. Reimbursable tooling costs are recorded in accounts receivable in the accompanying consolidated balance sheets if considered a receivable in the next twelve months. Included in accounts receivable for customer-owned tooling for the years ended December 31, 2011 and 2012 were $90,345 and $116,947, respectively, of which $55,601 and $78,403, respectively, was not yet invoiced to the customer.

Goodwill

Goodwill – Goodwill is not amortized but is tested for impairment, either annually or when events or circumstances indicate that impairment may exist, by reporting unit which is determined in accordance with ASC 350 “Intangibles-Goodwill and Other.” The Company utilizes an income approach to estimate the fair value of each of its reporting units. The income approach is based on projected debt-free cash flow which is discounted to the present value using discount factors that consider the timing and risk of cash flows. The Company believes that this approach is appropriate because it provides a fair value estimate based upon the reporting unit’s expected long-term operating cash flow performance. Fair value is estimated using recent automotive industry and specific platform production volume projections, which are based on both third-party and internally-developed forecasts, as well as commercial, wage and benefit, inflation and discount rate assumptions. Other significant assumptions include the weighted average cost of capital, terminal value growth rate, terminal value margin rates, future capital expenditures and changes in future working capital requirements. While there are inherent uncertainties related to the assumptions used and to management’s application of these assumptions to this analysis, the Company believes that the income approach provides a reasonable estimate of the fair value of its reporting units. The Company conducts its annual goodwill impairment analysis as of October 1st of each year.

The Company may first assess qualitative factors to determine if it is necessary to perform the two-step goodwill impairment test. The Company also has the option to bypass the qualitative assessment and proceed directly to the first step of the goodwill test. For 2012, the Company decided to bypass the qualitative assessment and proceed directly to the first step of the goodwill impairment test. The first step of the goodwill impairment test compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value exceeds the carrying value, then the Company concludes that no goodwill impairment has occurred. If the carrying value of the reporting unit exceeds its fair value, a second step is required to measure possible goodwill impairment loss. The second step includes hypothetically valuing the tangible and intangible assets and liabilities of the reporting unit as if the reporting unit had been acquired in a business combination. Then, the implied fair value of the reporting unit’s goodwill is compared to the carrying value of that goodwill. If the carrying value of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not to exceed the carrying value. For 2012 the Company determined that their South America reporting unit was impaired and a goodwill impairment charge of $2.8 million was recognized.

Revenue Recognition and Sales Commitments

Revenue Recognition and Sales Commitments – The Company generally enters into agreements with their customers to produce products at the beginning of a vehicle’s life. Although such agreements do not generally provide for minimum quantities, once they enter into such agreements, fulfillment of their customers’ purchasing requirements can be their obligation for an extended period or the entire production life of the vehicle. These agreements generally may be terminated by their customer at any time. Historically, terminations of these agreements have been minimal. In certain limited instances, they may be committed under existing agreements to supply products to their customers at selling prices which are not sufficient to cover the direct cost to produce such products. In such situations, they recognize losses as they are incurred.

The Company receives blanket purchase orders from many of their customers on an annual basis. Generally, such purchase orders and related documents set forth the annual terms, including pricing, related to a particular vehicle model. Such purchase orders generally do not specify quantities. They recognize revenue based on the pricing terms included in their annual purchase orders as their products are shipped to their customers. As part of certain agreements, they are asked to provide their customers with annual cost reductions. They accrue for such amounts as a reduction of revenue as their products are shipped to their customers. In addition, they generally have ongoing adjustments to their pricing arrangements with their customers based on the related content and cost of their products. Such pricing accruals are adjusted as they are settled with their customers.

Amounts billed to customers related to shipping and handling are included in sales in their consolidated statements of net income. Shipping and handling costs are included in cost of sales in their consolidated statements of net income.

Research and development

Research and development – Costs are charged to selling, administration and engineering expense as incurred and totaled $29,130 for the five months ended May 31, 2010, $39,662 for the seven months ended December 31, 2010, $83,906 for the year ended December 31, 2011, and $94,171 for the year ended December 31, 2012.

Stock-based compensation

Stock-based compensation – The Company measures stock-based compensation expense at fair value in accordance with U.S. GAAP and recognizes such expenses over the vesting period of the stock-based employee awards. For further information related to the Company’s stock-based compensation programs, see Note 19. “Stock-Based Compensation.”

Use of estimates

Use of estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of (1) revenues and expenses during the reporting period and (2) assets and liabilities, as well as disclosure of contingent assets and liabilities, at the date of the financial statements. Actual results could differ from those estimates.

Reclassifications		Reclassifications – Certain amounts in prior periods’ financial statements have been reclassified to conform to the current year presentation.
Subsequent events

Subsequent events – In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The guidance is effective for fiscal years beginning after December 15, 2012. The Company adopted this guidance effective January 1, 2013. The effects of adoption were not significant and the additional required disclosures are included in Note 8. “Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests.”

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-lived Intangible Assets for Impairment. This ASU permits companies to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing the quantitative impairment test. This ASU is effective for fiscal years beginning after September 15, 2012 (early adoption is permitted). The Company adopted this guidance effective January 1, 2013. The impact of the adoption of this ASU did not have a material impact on the consolidated financial statements.

Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The guidance is effective for fiscal years beginning after December 15, 2012. The impact of the adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-lived Intangible Assets for Impairment.” This ASU permits companies to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing the quantitative impairment test. This ASU is effective for fiscal years beginning after September 15, 2012 (early adoption is permitted). The impact of the adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In December 2011, ASU 2011-05 was modified by the issuance of ASU 2011-12, Comprehensive Income (220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 which defers certain paragraphs of ASU 2011-05 that would require reclassifications of items from other comprehensive income to net income by component of net income and by component of other comprehensive income. The impact of the adoption of these ASU’s is not expected to have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” This ASU will allow companies to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before performing the two-step impairment review process. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011 (early adoption is permitted). The impact of adoption did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” This ASU required companies to present items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in one continuous statement or two separate but consecutive statements. The Company adopted this new accounting guidance in the first quarter of 2012.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends the requirements for measuring fair value and disclosing information about fair value. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011 (early adoption is prohibited). The impact of adoption did not have a material impact on the consolidated financial statements.

Basis of presentation

Basis of presentation

Cooper-Standard Holdings Inc. (together with its consolidated subsidiaries, the “Company,” “Cooper-Standard,” “we,” “our” or “us”) is a leading manufacturer of fluid handling, body sealing, and Anti-Vibration Systems (“AVS”) components, systems, subsystems, and modules. The Company’s products are primarily for use in passenger vehicles and light trucks that are manufactured by global automotive original equipment manufacturers (“OEMs”) and replacement markets. The Company conducts substantially all of its activities through its subsidiaries.

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information and should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2012 Annual Report on Form 10-K, as filed with the SEC. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. These financial statements include all adjustments (consisting of normal, recurring adjustments) considered necessary for a fair presentation of the financial position and results of operations of the Company. Certain prior period amounts have been reclassified to conform to the current period financial statement presentation. The operating results for the interim period ended March 31, 2013 are not necessarily indicative of results for the full year.

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Inventories

Inventories were comprised of the following at December 31, 2012 and March 31, 2013:

	December 31, 2012	March 31, 2013
Finished goods	$37,415	$40,898
Work in process	32,383	35,638
Raw materials and supplies	73,455	86,384

Inventories	$143,253	$162,920

As of December 31, 2011 and 2012, inventories are reflected net of reserves of $17,287 and $20,987, respectively.

	December 31, 2011	December 31, 2012
Finished goods	$34,446	$37,415
Work in process	34,466	32,383
Raw materials and supplies	70,814	73,455

Inventories, net	$139,726	$143,253

Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting (Tables)	12 Months Ended
Dec. 31, 2012
Represents the adjustment of assets and liabilities to fair value

Fresh-start accounting results in a new basis of accounting and reflects the allocation of the Company’s fair value to its underlying assets and liabilities. Significant adjustments are summarized below:

Elimination of Predecessor’s goodwill	$(87,728)
Successor’s goodwill	136,666
Elimination of Predecessor’s intangible assets	(10,294)
Successor’s intangible asset adjustment (a)	155,005
Defined benefit plans adjustment (b)	(30,680)
Inventory adjustment (c)	8,136
Property, plant and equipment adjustment (d)	40,665
Investments in non-consolidated affiliates adjustment (e)	9,021
Noncontrolling interest adjustments (e)	(2,182)
Elimination of Predecessor’s accumulated other comprehensive loss and other adjustments	(78,678)

Pretax income on fresh-start accounting adjustments	139,931
Tax related to fresh-start accounting adjustments (f)	(24,580)

Net gain on fresh-start accounting adjustments	$115,351

Reorganization items and fresh-start accounting adjustments, net for the Predecessor period

A summary of reorganization items and fresh-start accounting adjustments, net for the Predecessor period, is shown below:

Pretax reorganization items:
Professional and other fees	$48,701
Gain on prepetition settlement	(49,980)
Gain on settlement of liabilities subject to compromise	(162,243)

(163,522)

Pretax fresh-start accounting adjustments	(139,931)

Reorganization items and fresh-start accounting adjustments, net	$(303,453)

Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Activity of Restructuring

 The following table summarizes the activity for these initiatives for the three months ended March 31, 2012 and 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2012	$3,443	$848	$—	$4,291
Expense	237	1,152	258	1,647
Cash payments	(353)	(2,000)	—	(2,353)
Utilization of reserve	—	—	(258)	(258)

Balance at March 31, 2012	$3,327	$—	$—	$3,327

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$—	$—	$—	$—
Expense	—	197	87	284
Cash payments	—	(197)	—	(197)
Utilization of reserve	—	—	(87)	(87)

Balance at March 31, 2013	$—	$—	$—	$—

The following table summarizes the activity for this initiative for the three months ended March 31, 2012 and 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2012	$23,228	$—	$—	$23,228
Expense	(35)	832	—	797
Cash payments and foreign exchange translation	(3,783)	(832)	—	(4,615)

Balance at March 31, 2012	$19,410	$—	$—	$19,410

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$2,054	$—	$—	$2,054
Expense	145	580	—	725
Cash payments and foreign exchange translation	(452)	(580)	—	(1,032)

Balance at March 31, 2013	$1,747	$—	$—	$1,747

The following table summarizes the activity for this initiative for the three months ended March 31, 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$13,507	$—	$—	$13,507
Expense	2,004	—	—	2,004
Cash payments and foreign exchange translation	(6,621)	—	—	(6,621)

Balance at March 31, 2013	$8,890	$—	$—	$8,890

The following table summarizes the activity for these initiatives for the years ended December 31, 2011 and 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$3,489	$5,336	$—	$8,825
Cash payments	(46)	(4,488)	—	(4,534)

Balance at December 31, 2011	$3,443	$848	$—	$4,291
Expense	(395)	2,658	147	2,410
Cash payments	(3,048)	(3,506)	—	(6,554)
Utilization of reserve	—	—	(147)	(147)

Balance at December 31, 2012	$—	$—	$—	$—

The following table summarizes the activity for this initiative for the years ended December 31, 2011 and 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$32,995	$6,620	$—	$39,615
Reorganization initiative transfer	1,877	—	—	1,877
Cash payments and foreign exchange translation	(11,644)	(6,620)	—	(18,264)

Balance at December 31, 2011	$23,228	$—	$—	$23,228
Expense	2,385	1,740	3,846	7,971
Cash payments and foreign exchange translation	(23,559)	(1,740)	—	(25,299)
Utilization of reserve	—	—	(3,846)	(3,846)

Balance at December 31, 2012	$2,054	$—	$—	$2,054

The following table summarizes the activity for this initiative for the year ended December 31, 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$19,330	$1,260	$162	$20,752
Cash payments and foreign exchange translation	(5,823)	(1,260)	—	(7,083)
Utilization of reserve	—	—	(162)	(162)

Balance at December 31, 2012	$13,507	$—	$—	$13,507

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	December 31, 2011	December 31, 2012	Estimated Useful Lives
Land and improvements	$92,386	$91,456	10 to 25 years
Buildings and improvements	193,189	197,330	10 to 40 years
Machinery and equipment	415,828	511,753	5 to 10 years
Construction in progress	78,884	95,414

	780,287	895,953
Accumulated depreciation	(160,570)	(267,345)

Property, plant and equipment, net	$619,717	$628,608

Goodwill and Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying amount of goodwill by reportable operating segment

The changes in the carrying amount of goodwill by reportable operating segment for the three months ended March 31, 2013 are summarized as follows:

	North America	Europe	South America	Asia Pacific	Total
Balance at January 1, 2013	$115,420	$13,836	$—	$4,460	$133,716
Foreign exchange translation	(101)	(384)		11	(474)

Balance at March 31, 2013	$115,319	$13,452	$—	$4,471	$133,242

The changes in the carrying amount of goodwill by reportable operating segment for the years ended December 31, 2011 and 2012 are summarized as follows:

	North America	Europe	South America	Asia Pacific	Total
Balance at December 31, 2010	$115,384	$13,926	$3,480	$4,210	$137,000
Foreign exchange translation	(86)	(330)	(378)	200	(594)

Balance at December 31, 2011	$115,298	$13,596	$3,102	$4,410	$136,406
Foreign exchange translation	122	240	(315)	50	97
Impairment charges	—	—	(2,787)	—	(2,787)

Balance at December 31, 2012	$115,420	$13,836	$—	$4,460	$133,716

Intangible Assets and Accumulated Amortization Balances

The following table presents intangible assets and accumulated amortization balances of the Company as of December 31, 2012 and March 31, 2013, respectively:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
Customer relationships	$135,741	$(34,184)	$101,557	7.7
Developed technology	9,574	(4,143)	5,431	3.9
Other	10,337	(601)	9,736

Balance at December 31, 2012	$155,652	$(38,928)	$116,724	7.1

Customer relationships	$136,115	$(37,637)	$98,478	7.4
Developed technology	9,461	(4,491)	4,970	3.7
Other	10,434	(731)	9,703

Balance at March 31, 2013	$156,010	$(42,859)	$113,151	6.9

The following table presents intangible assets and accumulated amortization balances of the Company as of December 31, 2011 and 2012, respectively:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
Customer relationships	$138,576	$(21,267)	$117,309	8.6
Developed technology	9,503	(2,521)	6,982	4.8
Other	7,603	(203)	7,400

Balance at December 31, 2011	$155,682	$(23,991)	$131,691	8.1

Customer relationships	$135,741	$(34,184)	$101,557	7.7
Developed technology	9,574	(4,143)	5,431	3.9
Other	10,337	(601)	9,736

Balance at December 31, 2012	$155,652	$(38,928)	$116,724	7.1

Estimated amortization expense	Estimated amortization expense for the next five years is shown in the table below:

Year	Expense
2013	$15,446
2014	15,257
2015	15,131
2016	14,739
2017	14,021

Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Outstanding debt

Outstanding debt consisted of the following at December 31, 2012 and March 31, 2013:

	December 31, 2012	March 31, 2013
Senior notes	$450,000	$450,000
Other borrowings	33,365	35,664

Total debt	$483,365	$485,664
Less current portion	(32,556)	(34,880)

Total long-term debt	$450,809	$450,784

Outstanding debt consisted of the following at December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Senior notes	$450,000	$450,000
Other borrowings	38,652	33,365

Total debt	$488,652	$483,365
Less current portion	(33,093)	(32,556)

Total long-term debt	$455,559	$450,809

Maturities of debt	The maturities of debt at December 31, 2012 are as follows:

2013	$32,556
2014	269
2015	254
2016	141
2017	145
Thereafter	450,000

$483,365

Pensions (Tables)	12 Months Ended
Dec. 31, 2012
Disclose information related to the Company's defined benefit pension plans

The following tables disclose information related to the Company’s defined benefit pension plans.

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in projected benefit obligation:
Projected benefit obligations at beginning of period	$286,074	$136,511	$308,132	$162,759
Service cost—employer	1,868	3,088	1,150	3,126
Interest cost	14,746	7,865	13,902	7,793
Actuarial loss	25,265	6,982	26,832	27,647
Amendments	—	—	236	—
Benefits paid	(17,426)	(7,802)	(24,577)	(7,516)
Acquisition	—	22,770	—	—
Foreign currency exchange rate effect	—	(6,339)	—	4,653
Curtailment/Settlements	(387)	(390)	—	(2,435)
Transfers	(2,188)	—	—	—
Other	180	74	80	44

Projected benefit obligations at end of period	$308,132	$162,759	$325,755	$196,071

Change in plans’ assets:
Fair value of plans’ assets at beginning of period	$195,978	$60,557	$213,927	$62,689
Actual return on plans’ assets	807	3,232	26,117	3,990
Employer contributions	34,568	8,107	31,062	9,291
Benefits paid	(17,426)	(7,802)	(24,577)	(7,516)
Foreign currency exchange rate effect	—	(1,015)	—	2,120
Settlements	—	(390)	—	(2,435)

Fair value of plans’ assets at end of period	$213,927	$62,689	$246,529	$68,139

Funded status of the plans	$(94,205)	$(100,070)	$(79,226)	$(127,932)

Amounts recognized in the balance sheet

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the balance sheets:
Accrued liabilities (current)	$(814)	$(4,027)	$(4,218)	$(4,176)
Pension benefits (long term)	(93,391)	(98,733)	(75,008)	(126,265)
Other assets	—	2,690	—	2,509

Net amount recognized at December 31	$(94,205)	$(100,070)	$(79,226)	$(127,932)

Weighted average assumptions used to determine benefit obligations

Weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2012:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	4.67%	4.87%	3.88%	3.59%
Rate of compensation increase	0.00%	3.25%	0.00%	3.21%

Weighted-average assumptions used to determine net periodic benefit costs

The following table provides weighted average assumptions used to determine net periodic benefit costs for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.79%	5.36%	5.55%	5.10%	5.18%	5.30%	4.63%	5.26%
Expected return on plan assets	8.00%	6.11%	8.00%	7.29%	7.80%	7.54%	7.25%	6.62%
Rate of compensation increase	3.25%	3.50%	3.25%	3.49%	3.25%	3.77%	0.00%	3.69%

Weighted average asset allocations for pension plans

The weighted average asset allocations for the Company’s pension plans at December 31, 2011 and 2012 by asset category are approximately as follows:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Equity securities	37%	41%	36%	42%
Debt securities	25%	59%	26%	57%
Real estate	4%	0%	4%	0%
Balanced funds(1)	34%	0%	34%	0%
Cash and cash equivalents	0%	0%	0%	1%

	100%	100%	100%	100%

Pension plan assets at fair value

The following table sets forth by level, within the fair value hierarchy established by FASB ASC 820, the Company’s pension plan assets at fair value as of December 31, 2011:

	Level One	Level Two	Level Three	Total
Investments
Equity securities	$47,230	$49,768	$7,972	$104,970
Debt securities	22,769	67,244	—	90,013
Real Estate	—	8,122	—	8,122
Balanced funds	23,410	44,366	5,567	73,343
Cash and cash equivalents	168	—	—	168

Total	$93,577	$169,500	$13,539	$276,616

The following table sets forth by level, within the fair value hierarchy established by FASB ASC 820, the Company’s pension plan assets at fair value as of December 31, 2012:

	Level One	Level Two	Level Three	Total
Investments
Equity securities	$45,168	$56,128	$15,459	$116,755
Debt securities	22,718	82,295	—	105,013
Real Estate	—	9,080	—	9,080
Balanced funds	25,066	54,526	3,949	83,541
Cash and cash equivalents	279	—	—	279

Total	$93,231	$202,029	$19,408	$314,668

Reconciliation for which Level three inputs were used in determining fair value

The following is a reconciliation for which Level 3 inputs were used in determining fair value:

Beginning balance of assets classified as Level 3 as of January 1, 2011	$11,275
Net purchases	14,351
Total losses	(2,258)
Transfer to Level 2	(9,829)

Ending balance of assets classified as Level 3 as of December 31, 2011	$13,539

Net purchases	6,417
Total gains	1,352
Transfer to Level 2	(1,900)

Ending balance of assets classified as Level 3 as of December 31, 2012	$19,408

Other Postretirement Benefit Plans, Defined Benefit [Member]
Estimated benefit payments for domestic and foreign pension plans

The Company estimates its benefit payments for its postretirement benefit plans during the next ten years to be as follows:

	U.S.	Non-U.S.	Total
2013	$2,562	$634	$3,196
2014	2,594	630	3,224
2015	2,621	634	3,255
2016	2,633	659	3,292
2017	2,675	677	3,352
2018 - 2022	13,207	4,248	17,455

Pension Plans, Defined Benefit
Estimated benefit payments for domestic and foreign pension plans

The Company estimates its benefit payments for its domestic and foreign pension plans during the next ten years to be as follows:

	U.S	Non-U.S	Total
2013	$19,272	$7,032	$26,304
2014	16,402	6,782	23,184
2015	16,981	7,463	24,444
2016	17,699	9,498	27,197
2017	17,810	10,742	28,552
2018-2022	93,997	57,236	151,233

Pension and Postretirement Benefits other than Pensions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit
Components of net periodic benefit cost (income)

The following tables disclose the amount of net periodic benefit cost for the three months ended March 31, 2012 and 2013 for the Company’s defined benefit plans and other postretirement benefit plans:

	Pension Benefits
	Three Months Ended March 31,
	2012		2013
	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$287	$803	$305	$888
Interest cost	3,476	1,972	3,052	1,710
Expected return on plan assets	(3,868)	(1,003)	(4,342)	(949)
Amortization of prior service cost and recognized actuarial loss	124	95	344	330

Net periodic benefit cost (gain)	$19	$1,867	$(641)	$1,979

	Other Postretirement Benefits
	Three Months Ended March 31,
	2012		2013
	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$136	$192	$147	$168
Interest cost	449	210	407	188
Amortization of prior service cost (credit) and recognized actuarial (gain) loss	(444)	34	(281)	(36)
Other	19	—	6	—
Curtailment gain	(1,539)	—	—	—

Net periodic benefit cost (gain)	$(1,379)	$436	$279	$320

The following table provides the components of net periodic benefit costs for the plans:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$481	$157	$705	$308	$1,196	$635	$542	$650
Interest cost	1,341	360	1,893	506	3,004	917	1,795	822
Amortization of prior service cost (credit) and recognized actuarial loss (gain)	(1,381)	(14)	—	—	2	—	(1,777)	(54)
Curtailment gain	—	—	—	—	(384)	—	(1,539)	—
Other	35	—	50	—	85	—	75	—

Net periodic benefit cost	$476	$503	$2,648	$814	$3,903	$1,552	$(904)	$1,418

The following table provides the components of net periodic benefit cost for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$1,002	$893	$1,307	$1,426	$1,868	$3,088	$1,150	$3,126
Interest cost	6,278	2,871	8,973	4,032	14,746	7,865	13,902	7,793
Expected return on plan assets	(6,050)	(1,460)	(8,619)	(2,051)	(16,207)	(4,036)	(15,471)	(4,027)
Amortization of prior service cost and recognized actuarial loss	1,467	70	—	—	19	40	496	377
Curtailment (gain) settlement	—	—	—	(3,405)	(387)	50	80	473
Other	—	—	—	28	180	—	—	—

Net periodic benefit cost	$2,697	$2,374	$1,661	$30	$219	$7,007	$157	$7,742

Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of postretirement benefit plans

The following table discloses information related to the Company’s postretirement benefit plans for the years ended December 31, 2011 and 2012:

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligations at beginning of year	$57,523	$17,515	$43,447	$20,068
Service cost	1,196	635	542	650
Interest cost	3,004	917	1,795	822
Actuarial loss (gain)	(15,893)	2,898	4,605	1,217
Benefits paid	(2,084)	(1,449)	(2,408)	(692)
Curtailment gain	(384)	—	(1,541)	—
Plan change	—	—	(2,452)	(2,198)
Other	85	—	75	—
Foreign currency exchange rate effect	—	(448)	—	583

Benefit obligation at end of year	$43,447	$20,068	$44,063	$20,450

Funded status of the plans	$(43,447)	$(20,068)	$(44,063)	$(20,450)

Net amount recognized at December 31	$(43,447)	$(20,068)	$(44,063)	$(20,450)

Schedule of weighted average assumptions used to determine benefit obligations

The following table provides weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2012:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	4.70%	4.25%	3.80%	3.95%

Schedule of weighted average assumptions used to determine net periodic benefit costs

The following table provides weighted average assumptions used to determine net periodic benefit costs for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.80%	6.80%	5.55%	5.65%	5.35%	5.25%	4.70%	4.25%

Schedule of weighted average assumed annual rate of increase in the cost of health care benefits

A one-percentage point change in the assumed health care cost trend rate would have had the following effects:

	Increase	Decrease
Effect on service and interest cost components	$309	$(243)
Effect on projected benefit obligations	3,948	(3,174)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of income (loss) before income taxes and adjustment for noncontrolling interests

Components of the Company’s income (loss) before income taxes and adjustment for noncontrolling interests are as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Domestic	$161,014	$20,595	$111,884	$69,914
Foreign	158,940	25,625	(14,621)	(2,629)

	$319,954	$46,220	$97,263	$67,285

Schedule of provision (benefit) for income taxes

The Company’s provision (benefit) for income taxes consists of the following:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Current
Federal	$—	$—	$5,030	$2,558
State	2,003	(91)	695	480
Foreign	6,888	12,946	15,565	6,817
Deferred
Federal	614	—	—	(35,883)
State	55	—	—	(4,279)
Foreign	30,380	(7,760)	(525)	(1,224)

	$39,940	$5,095	$20,765	$(31,531)

Schedule reconciles the United States statutory federal rate to the income tax provision

The following schedule reconciles the United States statutory federal rate to the income tax provision:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Tax at U.S. statutory rate	$111,984	$16,177	$34,042	$23,550
State and local taxes	7,899	1,606	860	1,469
Tax credits	(1,936)	(4,179)	(4,464)	(2,875)
Reorganization items and fresh- start accounting adjustments, net	(37,761)	—	—	—
US-Canada APA settlement	5,867	(651)	2,658	—
Foreign withholding taxes	789	1,823	2,290	242
Effect of foreign tax rates	(7,376)	(3,788)	(7,739)	(6,147)
Tax audits & assessments	(258)	1,635	260	2,541
Valuation allowance	(38,915)	(5,377)	(10,839)	(57,652)
Other, net	(353)	(2,151)	3,697	7,341

Income tax provision	$39,940	$5,095	$20,765	$(31,531)

Effective income tax rate	12.5%	11.0%	21.3%	(46.9)%

Deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities at December 31 are as follows:

	2011	2012
Deferred tax assets:
Postretirement and other benefits	$67,629	$75,927
Capitalized expenditures	7,221	5,365
Net operating loss and tax credit carryforwards	156,382	138,905
All other items	40,852	42,418

Total deferred tax assets	272,084	262,615
Deferred tax liabilities:
Property, plant and equipment	(49,884)	(47,480)
Intangibles	(42,930)	(37,015)
All other items	(121)	(2,662)

Total deferred tax liabilities	(92,935)	(87,157)
Valuation allowances	(152,373)	(97,285)

Net deferred tax assets	$26,776	$78,173

Net deferred tax assets and liabilities

Net deferred taxes in the consolidated balance sheets are as follows:

	2011	2012
Current assets	$14,161	$16,562
Non-current assets	31,968	72,718
Current liabilities	(550)	(306)
Non-current liabilities	(18,803)	(10,801)

	$26,776	$78,173

Reconciliation of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Balance at beginning of period	$3,218	$2,996	$2,758	$3,303
Tax positions related to the current period
Gross additions	107	13	951	2,294
Gross reductions	—	(19)	—	—
Tax positions related to prior years
Gross additions	—	1,676	1,629	110
Gross reductions	(79)	(1,443)	—	(396)
Settlements	(250)	—	(1,630)	(411)
Lapses on statutes of limitations	—	(465)	(405)	—

Balance at end of period	$2,996	$2,758	$3,303	$4,900

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future minimum payments for all non-cancelable operating leases	Future minimum payments for all non-cancelable operating leases are as follows:

2013	$19,984
2014	15,615
2015	13,464
2016	7,649
2017	4,753
Thereafter	6,878

Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income (loss)

The changes in accumulated other comprehensive loss by component for the three months ended March 31, 2013, net of related tax are as follows:

	Cumulative currency translation adjustment	Benefit plan liability	Fair value change of derivatives	Accumulated other comprehensive loss
Balance at January 1, 2013	$18,320	$(64,018)	$250	$(45,448)
Other comprehensive income (loss) before reclassifications	(9,292)	792	491	(8,009)
Amounts reclassified from accumulated other comprehensive income (loss)	—	216	(7)	209

Net current period other comprehensive income (loss)	(9,292)	1,008	484	(7,800)

Balance at March 31, 2013	$9,028	$(63,010)	$734	$(53,248)

Balances of related after-tax components comprising accumulated other comprehensive income (loss), included in stockholders’ equity at December 31, 2011 and 2012 are as follows:

	Cumulative currency translation adjustment	Benefit plan liability	Fair value change of derivatives	Accumulated other comprehensive income (loss)
Balance at December 31, 2010	$40,828	$4,962	$91	$45,881
Change for 2011	(25,810)	(32,620)	80	(58,350)

Balance at December 31, 2011	$15,018	$(27,658)	$171	$(12,469)
Change for 2012	3,302	(36,360)	79	(32,979)

Balance at December 31, 2012	$18,320	$(64,018)	$250	$(45,448)

Reclassifications Out of Accumulated Other Comprehensive Income

The reclassifications out of accumulated other comprehensive income for the three months ended March 31, 2013 are as follows:

Details about accumulated other comprehensive loss components	Gain (loss) reclassified	Location of gain (loss) reclassified into income
Fair value change of derivatives
Interest rate contracts	$(40)	Interest expense, net of interest income
Foreign exchange contracts	50	Cost of products sold

	10	Income before income taxes
	(3)	Provision for income tax expense

	$7	Consolidated net income

Amortization of defined benefit and other postretirement benefit plans
Prior service credits	$159 [1]
Actuarial losses	(472)[1]

	(313)	Income before income taxes
	97	Benefit for income tax expense

	$(216)	Consolidated net income

Total reclassifications for the period	$(209)

[1]

These accumulated other comprehensive income components are included in the computation of net periodic pension cost. (See Note 6. “Pension and Postretirement Benefits other than Pensions” for additional details.)

Summary of Equity and Redeemable Noncontrolling Interest Activity

The following table summarizes the Company’s equity and redeemable noncontrolling interest activity for the three months ended March 31, 2013:

	Cooper- Standard Holdings Inc.	Noncontrolling Interest	Total Equity	Redeemable Noncontrolling Interests
Equity at January 1, 2013	$628,326	$905	$629,231	$14,194
Net income (loss)	20,701	(8)	20,693	(820)
Preferred stock dividends	(1,677)	—	(1,677)	—
Repurchase common stock	(11,098)	—	(11,098)	—
Other comprehensive loss	(7,800)	—	(7,800)	(130)
Stock-based compensation	2,970	—	2,970	—
Accretion of redeemable noncontrolling interests	(219)	—	(219)	219
Purchase of noncontrolling interest	(885)	(1,026)	(1,911)	—

Equity at March 31, 2013	$630,318	$(129)	$630,189	$13,463

Other Income (Expense), net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Details of Components of Other Income (Expense), Net

The components of other income (expense), net are as follows:

	Three Months Ended March 31,
	2012	2013
Foreign currency gains (losses)	$(603)	$260
Unrealized gains (losses) related to forward contracts	2,834	(188)
Loss on sale of receivables	(204)	(373)
Miscellaneous income (expense)	920	(31)

Other income (expense), net	$2,947	$(332)

The components of other income (expense), net consists of:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Foreign currency gains (losses)	$(20,779)	$3,355	$2,757	$(6,824)
Unrealized gains (losses) related to forward contracts	—	—	(5,280)	4,392
Loss on sale of receivables	(377)	(715)	(1,656)	(947)
Gain on partial sale of joint venture	—	—	11,423	—
Miscellaneous income (expense)	—	1,574	(70)	3,316

Other income (expense), net	$(21,156)	$4,214	$7,174	$(63)

Net Income Per Share Attributable to Cooper-Standard Holdings Inc. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basic Net Income Per Share Attributable

 A summary of information used to compute basic net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Three Months Ended March 31,
	2012	2013
Net income attributable to Cooper-Standard Holdings Inc.	$23,787	$20,701
Less: Preferred stock dividends (paid or unpaid)	(1,689)	(1,677)
Less: Premium paid for redemption of preferred stock	(974)	—
Less: Undistributed earnings allocated to participating securities	(3,938)	(3,724)

Net income available to Cooper-Standard Holdings Inc. common stockholders	$17,186	$15,300

Weighted average shares of common stock outstanding	17,705,918	16,621,120

Basic net income per share attributable to Cooper-Standard Holdings Inc.	$0.97	$0.92

A summary of information used to compute basic net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Net income attributable to Cooper-Standard Holdings Inc.	$40,576	$102,844	$102,804
Less: Preferred stock dividends (paid or unpaid)	(4,734)	(7,278)	(6,764)
Less: Premium paid for redemption of preferred stock	—	(1,710)	(1,376)
Less: Undistributed earnings allocated to participating securities	(7,119)	(18,596)	(17,934)

Net income available to Cooper-Standard Holdings Inc. common stockholders	$28,723	$75,260	$76,730

Average shares of common stock outstanding	17,489,693	17,610,614	17,444,980

Basic net income per share attributable to Cooper-Standard Holdings Inc.	$1.64	$4.27	$4.40

Diluted Net Income Per Share Attributable

 A summary of information used to compute diluted net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Three Months Ended March 31,
	2012	2013
Net income available to Cooper-Standard Holdings Inc. common stockholders	$17,186	$15,300

Weighted average common shares outstanding	17,705,918	16,621,120
Dilutive effect of:
Common restricted stock	336,363	252,817
Preferred restricted stock	66,947	32,315
Warrants	825,988	693,043
Options	151,584	112,083

Weighted average dilutive shares of common stock outstanding	19,086,800	17,711,378

Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$0.90	$0.86

A summary of information used to compute diluted net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Net income available to Cooper-Standard Holdings Inc. common stockholders	$28,723	$75,260	$76,730

Average common shares outstanding	17,489,693	17,610,614	17,444,980
Dilutive effect of:
Common restricted stock	321,967	373,804	260,150
Preferred restricted stock	77,758	83,507	42,888
Warrants	633,933	918,537	666,546
Options	56,574	184,032	106,121

Average dilutive shares of common stock outstanding	18,579,925	19,170,494	18,520,685

Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$1.55	$3.93	$4.14

Preferred shares (as if converted) and options

A summary of these preferred shares (as if converted) and options are shown below:

	Three Months Ended March 31,
	2012	2013
Number of options	252,401	471,898
Exercise price	$43.50-46.75	$43.50-52.50
Preferred shares, as if converted	4,057,316	4,045,852
Preferred dividends, undistributed earnings and premium allocated to participating securities that would be added back in the diluted calculation	$6,601	$5,401

A summary of these preferred shares (as if converted) and options are shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Number of options	—	144,000	519,100
Exercise price	$—	$43.50-46.75	$43.50-52.50
Preferred shares, as if converted	4,335,188	4,351,476	4,077,284
Preferred dividends, undistributed earnings and premium allocated to participating securities that would be added back in the diluted calculation	$11,853	$27,584	$26,074

Redeemable Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reconciliation of Company's 7% preferred stock activity

The following table summarizes the Company’s 7% preferred stock activity for the three months ended March 31, 2013:

	Preferred Shares	Preferred Stock
Balance at January 1, 2013	958,333	$121,649
Stock-based compensation	—	405
Repurchased preferred stock shares	(318)	(57)
Forfeited shares	(998)	—

Balance at March 31, 2013	957,017	$121,997

The following table summarizes the Company’s 7% preferred stock activity for the years ended December 31, 2011 and 2012:

	Preferred Shares	Preferred Stock
Balance at December 31, 2010	1,052,444	$130,339
Stock-based compensation	—	1,549
Repurchased preferred stock shares	(46,658)	(5,972)
Forfeited shares	(2,678)	—

Balance at December 31, 2011	1,003,108	$125,916
Stock-based compensation	—	1,464
Converted preferred stock shares	(531)	(68)
Repurchased preferred stock shares	(44,244)	(5,663)

Balance at December 31, 2012	958,333	$121,649

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of stock option transactions and related information

A summary of stock option transactions and related information for the year ended December 31, 2012 is presented below:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	819,928	$29.11
Granted	385,600	$47.35
Exercised	(106,255)	$25.52
Forfeited	(15,500)	$39.52

Outstanding at December 31, 2012	1,083,773	$35.81	7.6	$2,378

Exercisable at December 31, 2012	202,955	$26.26	7.5	$2,383

Assumptions used under Black-Scholes option pricing model

Fair value of the shares that are accounted for under ASC 718 was estimated at the date of the grant using the Black-Scholes option pricing model and the following assumptions were used for the 2010, 2011 and 2012 grants:

	2010	2011	2012
Expected volatility	40.00%	45.83%	53.6% - 58.74%
Dividend yield	0.00%	0.00%	0.00%
Expected option life—years	6.25	6.0	5.0 - 6.25
Risk-free rate	3.40%	1.9% - 2.9%	1.0% - 1.6%

Summary of restricted common shares

A summary of restricted common shares and units transactions and related information for the year ended December 31, 2012 is presented below:

	Restricted Common Shares and Units	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	648,113	$27.00
Granted	115,732	$41.93
Vested	(218,811)	$26.20
Forfeited	(8,810)	$38.18

Non-vested at December 31, 2012	536,224	$30.37

Summary of restricted preferred stock transactions

A summary of restricted preferred stock transactions and related information for the year ended December 31, 2012 is presented below:

	Restricted Preferred Stock	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	27,083	$127.77
Granted	—	$—
Vested	(11,451)	$127.77
Forfeited	—	$—

Non-vested at December 31, 2012	15,632	$127.77

Business Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Information on Company's Business Segments

The following table details information on the Company’s business segments:

	Three Months Ended March 31,
	2012	2013
Sales to external customers
North America	$388,135	$382,808
Europe	289,028	264,487
South America	33,852	45,402
Asia Pacific	54,249	54,860

Consolidated	$765,264	$747,557

Intersegment sales
North America	$2,003	$3,734
Europe	2,277	1,847
South America	81	—
Asia Pacific	1,889	2,105
Eliminations and other	(6,250)	(7,686)

Consolidated	$—	$—

Segment profit (loss)
North America	$38,005	$33,806
Europe	(3,870)	(6,053)
South America	(2,133)	(3,381)
Asia Pacific	206	3,392

Income before income taxes	$32,208	$27,764

Restructuring cost included in segment profit (loss)
North America	$4,700	$1,784
Europe	1,231	2,970
South America	—	—
Asia Pacific	163	6

Consolidated	$6,094	$4,760

	December 31, 2012	March 31, 2013
Segment assets
North America	$772,269	$819,632
Europe	593,340	570,666
South America	145,257	164,415
Asia Pacific	223,801	229,056
Eliminations and other	291,310	271,697

Consolidated	$2,025,977	$2,055,466

The following table details information on the Company’s business segments:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Sales to external customers
North America	$508,738	$739,419	$1,417,281	$1,503,736
Europe	363,167	464,408	1,078,165	1,016,576
South America	56,957	82,137	139,518	147,408
Asia Pacific	80,266	119,055	218,545	213,182

Consolidated	$1,009,128	$1,405,019	$2,853,509	$2,880,902

Intersegment sales
North America	$1,757	$2,640	$7,939	$8,157
Europe	4,061	5,029	10,490	9,003
South America	—	34	123	187
Asia Pacific	2,022	2,788	4,760	7,699
Eliminations and other	(7,840)	(10,491)	(23,312)	(25,046)

Consolidated	$—	$—	$—	$—

Segment profit (loss)
North America	$233,526	$58,004	$158,178	$136,456
Europe	33,599	(15,775)	(70,062)	(56,626)
South America	42,637	3,022	5,676	(18,859)
Asia Pacific	10,192	969	3,471	6,314

Income before income taxes	$319,954	$46,220	$97,263	$67,285

Restructuring cost included in segment profit (loss)
North America	$851	$485	$6,250	$856
Europe	4,822	(987)	45,036	27,582
South America	—	—	—	—
Asia Pacific	220	990	920	325

Consolidated	$5,893	$488	$52,206	$28,763

Net interest expense (income) included in segment profit (loss)
North America	$22,181	$12,593	$17,142	$17,011
Europe	12,870	7,222	17,431	18,273
South America	3,112	1,325	(262)	2,685
Asia Pacific	6,342	3,877	6,248	6,793

Consolidated	$44,505	$25,017	$40,559	$44,762

Depreciation and amortization expense
North America	$18,843	$35,559	$60,898	$59,375
Europe	13,119	23,728	49,261	49,216
South America	1,299	3,898	7,079	6,879
Asia Pacific	2,391	3,484	6,836	7,261

Consolidated	$35,652	$66,669	$124,074	$122,731

Capital expenditures
North America	$9,120	$21,197	$41,822	$58,326
Europe	4,663	18,182	37,595	41,351
South America	105	2,524	10,412	17,350
Asia Pacific	6,774	8,660	9,220	7,130
Eliminations and other	2,273	3,878	9,290	3,910

Consolidated	$22,935	$54,441	$108,339	$128,067

Segment assets
North America			$752,082	$772,269
Europe			661,940	593,340
South America			145,281	145,257
Asia Pacific			213,189	223,801
Eliminations and other			231,296	291,310

Consolidated			$2,003,788	$2,025,977

Geographic information for revenues

Geographic information for revenues, based on country of origin, and long-lived assets is as follows:

	Predecessor	Successor
	Five Months Ended May 31, 2010	Seven Months Ended December 31, 2010	Year Ended December 31,
			2011	2012
Revenues
United States	$277,109	$382,089	$752,627	$802,079
Canada	102,863	141,988	281,560	275,386
Mexico	128,766	215,342	383,094	426,272
Germany	118,314	149,404	293,293	243,853
France	54,617	73,272	303,925	322,499
Other	327,459	442,924	839,010	810,813

Consolidated	$1,009,128	$1,405,019	$2,853,509	$2,880,902

Tangible long-lived assets
United States			$133,778	$137,418
Canada			45,687	47,978
Mexico			50,344	55,722
Germany			111,665	110,937
France			74,227	65,775
Other			204,016	210,778

Consolidated			$619,717	$628,608

Sales to customers contributing ten percent or more of consolidated sales

Sales to customers of the Company which contributed ten percent or more of its total consolidated sales and the related percentage of consolidated Company sales for 2010, 2011 and 2012 are as follows:

Customer	2010 Percentage of Combined Net Sales	2011 Percentage of Combined Net Sales	2012 Percentage of Combined Net Sales
Ford	28%	26%	25%
General Motors	16%	14%	13%
Fiat/Chrysler	12%	11%	12%

Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Hierarchy Level for Company's Liabilities Measured

determine fair value. Fair value measurements and the fair value hierarchy level for the Company’s liabilities measured or disclosed at fair value on a recurring basis as of December 31, 2012 and March 31, 2013, are shown below:

	December 31, 2012
Contract	Asset (Liability)	Level 1	Level 2	Level 3
Interest rate swap	$(68)	$—	$(68)	$—
Forward foreign exchange contracts	(29)	—	(29)	—

Total	$(97)	$—	$(97)	$—

	March 31, 2013
Contract	Asset (Liability)	Level 1	Level 2	Level 3
Interest rate swap	$(40)	$—	$(40)	$—
Forward foreign exchange contracts	338	—	338	—

Total	$298	$—	$298	$—

Fair value measurements and the fair value hierarchy level for the Company’s liabilities measured or disclosed at fair value on a recurring basis as of December 31, 2011 and 2012, are shown below:

	December 31, 2011
Contract	Asset (Liability)	Level 1	Level 2	Level 3
Interest rate swap	$(156)	$—	$(156)	$—
Forward foreign exchange contracts	(4,269)	—	(4,269)	—

Total	$(4,425)	$—	$(4,425)	$—

	December 31, 2012
Contract	Asset (Liability)	Level 1	Level 2	Level 3
Interest rate swap	$(68)	$—	$(68)	$—
Forward foreign exchange contracts	(29)	—	(29)	—

Total	$(97)	$—	$(97)	$—

Selected Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Information

2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Sales	$688,772	$760,460	$708,544	$695,733
Gross profit	120,766	123,708	108,559	97,556
Consolidated net income	45,287	1,653	8,099	21,459
Net income attributable to Cooper-Standard Holdings Inc.	44,935	19,022	15,658	23,229
Net income available to Cooper-Standard Holdings Inc. common stockholders	34,533	13,749	11,080	15,871
Basic net income per share attributable to Cooper-Standard Holdings Inc.	$1.97	$0.78	$0.63	$0.90
Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$1.78	$0.71	$0.58	$0.84

2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Sales	$765,264	$734,501	$684,029	$697,108
Gross profit	121,658	114,447	103,073	99,710
Consolidated net income	24,146	75,782	10,358	(11,470)
Net income (loss) attributable to Cooper-Standard Holdings Inc.	23,787	77,316	11,624	(9,923)
Net income (loss) available to Cooper-Standard Holdings Inc. common stockholders	17,186	61,315	8,037	(12,002)
Basic net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$0.97	$3.49	$0.46	$(0.70)
Diluted net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$0.90	$3.28	$0.44	$(0.70)

Guarantor and Non-Guarantor Subsidiaries (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Consolidating Statement of Comprehensive Income

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

Three Months Ended March 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
Sales	$—	$147.4	$163.1	$503.3	$(48.5)	$765.3
Cost of products sold	—	122.0	139.3	430.8	(48.5)	643.6
Selling, administration, & engineering expenses	—	33.1	1.0	37.9	—	72.0
Amortization of intangibles	—	2.8	—	1.0	—	3.8
Restructuring	—	—	(0.2)	6.3	—	6.1

Operating profit (loss)	—	(10.5)	23.0	27.3	—	39.8
Interest expense, net of interest income	—	(9.3)	—	(1.9)	—	(11.2)
Equity earnings (loss)	—	(0.9)	1.0	0.7	—	0.8
Other income (expense), net	—	8.2	1.1	(6.4)	—	2.9

Income (loss) before income taxes	—	(12.5)	25.1	19.7	—	32.3
Provision for income tax expense (benefit)	—	(1.4)	3.1	6.4	—	8.1

Income (loss) before equity in income of subsidiaries	—	(11.1)	22.0	13.3	—	24.2
Equity in net income of subsidiaries	23.8	34.9	—	—	(58.7)	—

Consolidated net income	23.8	23.8	22.0	13.3	(58.7)	24.2
Net income attributable to noncontrolling interests	—	—	—	(0.4)	—	(0.4)

Net income attributable to Cooper-Standard Holdings Inc.	$23.8	$23.8	$22.0	$12.9	$(58.7)	$23.8

Comprehensive income	$39.4	$39.4	$22.0	$28.5	$(89.2)	$40.1
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(0.7)	—	(0.7)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$39.4	$39.4	$22.0	$27.8	$(89.2)	$39.4

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

Three Months Ended March 31, 2013

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
Sales	$—	$145.2	$165.7	$486.3	$(49.6)	$747.6
Cost of products sold	—	120.5	133.2	423.2	(49.6)	627.3
Selling, administration, & engineering expenses	—	34.8	3.1	37.2	—	75.1
Amortization of intangibles	—	2.9	—	1.0	—	3.9
Restructuring	—	1.6	0.1	3.0	—	4.7

Operating profit (loss)	—	(14.6)	29.3	21.9	—	36.6
Interest expense, net of interest income	—	(8.3)	—	(2.9)	—	(11.2)
Equity earnings	—	1.0	0.9	0.8	—	2.7
Other income (expense), net	—	7.5	0.1	(7.9)	—	(0.3)

Income (loss) before income taxes	—	(14.4)	30.3	11.9	—	27.8
Provision (benefit) for income tax expense	—	(2.7)	5.5	5.1	—	7.9

Income (loss) before equity in income (loss) subsidiaries	—	(11.7)	24.8	6.8	—	19.9
Equity in net income of subsidiaries	20.7	32.4	—	—	(53.1)	—

Consolidated net income	20.7	20.7	24.8	6.8	(53.1)	19.9
Net loss attributable to noncontrolling interest	—	—	—	0.8	—	0.8

Net income attributable to Cooper-Standard Holdings Inc.	$20.7	$20.7	$24.8	$7.6	$(53.1)	$20.7

Comprehensive income	$12.9	$12.9	$24.8	$1.4	$(40.1)	$11.9
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	1.0	—	1.0

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$12.9	$12.9	$24.8	$2.4	$(40.1)	$12.9

The following condensed consolidated financial data provides information regarding the financial position, results of operations, and cash flows of the Guarantors. The Guarantors account for their investments in the non-guarantor subsidiaries on the equity method. The principal elimination entries are to eliminate the investments in subsidiaries and intercompany balances and transactions.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the Five Months Ended May 31, 2010

Predecessor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$179.5	$223.1	$650.8	$(44.3)	$1,009.1
Cost of products sold	—	154.2	181.7	540.6	(44.3)	832.2
Selling, administration, & engineering expenses	—	41.9	—	50.2	—	92.1
Amortization of intangibles	—	0.2	—	0.1	—	0.3
Restructuring	—	0.1	0.1	5.7	—	5.9

Operating profit (loss)	—	(16.9)	41.3	54.2	—	78.6
Interest expense, net of interest income	—	(32.7)	—	(11.8)	—	(44.5)
Equity earnings	—	—	2.6	1.0	—	3.6
Reorganization items, net	—	160.0	(2.7)	146.1	—	303.4
Other income (expense), net	—	4.2	0.4	(25.8)	—	(21.2)

Income before income taxes	—	114.6	41.6	163.7	—	319.9
Provision (benefit) for income tax expense	—	39.5	(35.2)	35.6	—	39.9

Income before equity in income of subsidiaries	—	75.1	76.8	128.1	—	280.0
Equity in net income of subsidiaries	279.7	204.6	—	—	(484.3)	—

Consolidated net income	279.7	279.7	76.8	128.1	(484.3)	280.0
Net income attributable to noncontrolling interest	—	—	—	(0.3)	—	(0.3)

Net income attributable to Cooper-Standard Holdings Inc.	$279.7	$279.7	$76.8	$127.8	$(484.3)	$279.7

Comprehensive income	$248.7	$248.7	$76.8	$96.8	$(422.0)	$249.0
Add: comprehensive loss attributable to noncontrolling interests	—	—	—	(0.3)	—	(0.3)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$248.7	$248.7	$76.8	$96.5	$(422.0)	$248.7

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the Seven Months Ended December 31, 2010

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$248.7	$333.2	$883.9	$(60.8)	$1,405.0
Cost of products sold	—	212.5	269.8	750.9	(60.8)	1,172.4
Selling, administration, & engineering expenses	—	79.7	9.4	70.4	—	159.5
Amortization of intangibles	—	6.5	—	2.5	—	9.0
Restructuring	—	0.2	0.2	0.1	—	0.5

Operating profit (loss)	—	(50.2)	53.8	60.0	—	63.6
Interest expense, net of interest income	—	(21.2)	—	(3.8)	—	(25.0)
Equity earnings	—	0.2	1.9	1.3	—	3.4
Other income (expense), net	—	33.2	0.4	(29.4)	—	4.2

Income (loss) before income taxes	—	(38.0)	56.1	28.1	—	46.2
Provision (benefit) for income tax expense	—	(5.0)	7.3	2.8	—	5.1

Income (loss) before equity in income of subsidiaries	—	(33.0)	48.8	25.3	—	41.1
Equity in net income of subsidiaries	40.6	73.6	—	—	(114.2)	—

Consolidated net income	40.6	40.6	48.8	25.3	(114.2)	41.1
Net income attributable to noncontrolling interest	—	—	—	(0.5)	—	(0.5)

Net income attributable to Cooper-Standard Holdings Inc.	$40.6	$40.6	$48.8	$24.8	$(114.2)	$40.6

Comprehensive income	$86.5	$86.5	$48.8	$65.4	$(200.0)	$87.2
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(0.7)	—	(0.7)

Comprehensive income attributable to Cooper-Standard Holdings Inc.	$86.5	$86.5	$48.8	$64.7	$(200.0)	$86.5

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$498.4	$607.5	$1,888.2	$(140.6)	$2,853.5
Cost of products sold	—	407.8	495.1	1,640.6	(140.6)	2,402.9
Selling, administration, & engineering expenses	—	109.8	0.6	147.2	—	257.6
Amortization of intangibles	—	11.1	—	4.5	—	15.6
Restructuring	—	0.4	5.9	45.9	—	52.2

Operating profit (loss)	—	(30.7)	105.9	50.0	—	125.2
Interest expense, net of interest income	—	(28.5)	—	(12.0)	—	(40.5)
Equity earnings	—	1.2	1.0	3.2	—	5.4
Other income (expense), net	—	44.1	13.0	(49.9)	—	7.2

Income (loss) before income taxes	—	(13.9)	119.9	(8.7)	—	97.3
Provision (benefit) for income tax expense	—	(0.8)	6.1	15.5	—	20.8

Income (loss) before equity in income of subsidiaries	—	(13.1)	113.8	(24.2)	—	76.5
Equity in net income of subsidiaries	102.8	115.9	—	—	(218.7)	—

Consolidated net income (loss)	102.8	102.8	113.8	(24.2)	(218.7)	76.5
Net loss attributable to noncontrolling interest	—	—	—	26.3	—	26.3

Net income attributable to Cooper-Standard Holdings Inc.	$102.8	$102.8	$113.8	$2.1	$(218.7)	$102.8

Comprehensive income (loss)	$44.5	$44.5	$113.8	$(61.0)	$(126.8)	$15.0
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	29.5	—	29.5

Comprehensive income (loss) attributable to Cooper-Standard Holdings Inc.	$44.5	$44.5	$113.8	$(31.5)	$(126.8)	$44.5

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2012

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
Sales	$—	$564.4	$629.1	$1,871.8	$(184.4)	$2,880.9
Cost of products sold	—	470.0	526.6	1,629.8	(184.4)	2,442.0
Selling, administration, & engineering expenses	—	127.6	4.9	148.8	—	281.3
Amortization of intangibles	—	11.4	—	4.0	—	15.4
Impairment charges	—	—	—	10.1	—	10.1
Restructuring	—	0.3	0.4	28.1	—	28.8

Operating profit (loss)	—	(44.9)	97.2	51.0	—	103.3
Interest expense, net of interest income	—	(33.4)	—	(11.4)	—	(44.8)
Equity earnings	—	1.8	3.7	3.3	—	8.8
Other income (expense), net	—	34.5	1.4	(35.9)	—	—

Income (loss) before income taxes	—	(42.0)	102.3	7.0	—	67.3
Provision (benefit) for income tax expense	—	19.5	(48.1)	(2.9)	—	(31.5)

Income (loss) before equity in income (loss) subsidiaries	—	(61.5)	150.4	9.9	—	98.8
Equity in net income of subsidiaries	102.8	164.3	—	—	(267.1)	—

Consolidated net income	102.8	102.8	150.4	9.9	(267.1)	98.8
Net loss attributable to noncontrolling interest	—	—	—	4.0	—	4.0

Net income attributable to Cooper-Standard Holdings Inc.	$102.8	$102.8	$150.4	$13.9	$(267.1)	$102.8

Comprehensive income (loss)	$69.8	$69.8	$150.4	$(12.2)	$(213.2)	$64.6
Add: Comprehensive loss attributable to noncontrolling interests	—	—	—	5.2	—	5.2

Comprehensive income (loss) attributable to Cooper-Standard Holdings Inc.	$69.8	$69.8	$150.4	$(7.0)	$(213.2)	$69.8

Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$177.5	$4.4	$88.7	$—	$270.6
Accounts receivable, net	—	54.8	72.6	222.7	—	350.1
Tooling receivable	—	13.4	12.1	91.4	—	116.9
Inventories	—	18.8	28.5	96.0	—	143.3
Prepaid expenses	—	5.9	0.3	15.7	—	21.9
Other	—	35.5	0.6	51.7	—	87.8

Total current assets	—	305.9	118.5	566.2	—	990.6
Investments in affiliates and intercompany accounts, net	628.3	339.7	998.7	(52.9)	(1,851.6)	62.2
Property, plant, and equipment, net	—	88.2	56.5	483.9	—	628.6
Goodwill	—	111.1	—	22.6	—	133.7
Other assets	—	80.9	48.2	81.8	—	210.9

	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$32.6	$—	$32.6
Accounts payable	—	45.4	41.3	184.7	—	271.4
Accrued liabilities	—	59.1	5.4	118.5	—	183.0

Total current liabilities	—	104.5	46.7	335.8	—	487.0
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	167.4	(0.2)	156.0	—	323.2

Total liabilities	—	721.9	46.5	492.6	—	1,261.0
Redeemable noncontrolling interests	—	—	—	14.2	—	14.2
Preferred stock	—	121.6	—	—	—	121.6
Total Cooper-Standard Holdings Inc. equity	628.3	82.3	1,175.4	593.9	(1,851.6)	628.3
Noncontrolling interests	—	—	—	0.9	—	0.9

Total equity	628.3	82.3	1,175.4	594.8	(1,851.6)	629.2

Total liabilities and equity	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

CONDENSED CONSOLIDATING BALANCE SHEET

March 31, 2013

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$152.8	$—	$63.9	$—	$216.7
Accounts receivable, net	—	64.4	81.1	259.4	—	404.9
Tooling receivable	—	18.3	14.6	100.2	—	133.1
Inventories	—	20.8	31.7	110.4	—	162.9
Prepaid expenses	—	4.3	0.4	22.8	—	27.5
Other	—	35.6	(1.0)	48.7	—	83.3

Total current assets	—	296.2	126.8	605.4	—	1,028.4
Investments in affiliates and intercompany accounts, net	630.3	292.9	1,066.6	(73.6)	(1,856.1)	60.1
Property, plant, and equipment, net	—	90.3	56.2	478.2	—	624.7
Goodwill	—	111.1	—	22.1	—	133.2
Other assets	—	131.7	0.1	77.3	—	209.1

	$630.3	$922.2	$1,249.7	$1,109.4	$(1,856.1)	$2,055.5

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$34.9	$—	$34.9
Accounts payable	—	47.7	45.3	188.0	—	281.0
Accrued liabilities	—	78.3	4.3	123.7	—	206.3

Total current liabilities	—	126.0	49.6	346.6	—	522.2
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	164.4	(0.1)	152.5	—	316.8

Total liabilities	—	740.4	49.5	499.9	—	1,289.8
Redeemable noncontrolling interests	—	—	—	13.5	—	13.5
Preferred stock	—	122.0	—	—	—	122.0
Total Cooper-Standard Holdings Inc. equity	630.3	59.8	1,200.2	596.1	(1,856.1)	630.3
Noncontrolling interests	—	—	—	(0.1)	—	(0.1)

Total equity	630.3	59.8	1,200.2	596.0	(1,856.1)	630.2

Total liabilities and equity	$630.3	$922.2	$1,249.7	$1,109.4	$(1,856.1)	$2,055.5

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$189.6	$—	$172.1	$—	$361.7
Accounts receivable, net	—	66.8	74.8	292.3	—	433.9
Inventories, net	—	18.8	24.2	96.7	—	139.7
Prepaid expenses	—	5.2	0.4	20.7	—	26.3
Other	—	23.1	2.0	18.8	—	43.9

Total current assets	—	303.5	101.4	600.6	—	1,005.5
Investments in affiliates and intercompany accounts, net	597.9	290.9	1,050.0	(164.9)	(1,719.5)	54.4
Property, plant, and equipment, net	—	77.8	64.6	477.3	—	619.7
Goodwill	—	111.1	—	25.3	—	136.4
Other assets	—	97.6	(5.8)	96.0	—	187.8

	$597.9	$880.9	$1,210.2	$1,034.3	$(1,719.5)	$2,003.8

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$33.1	$—	$33.1
Accounts payable	—	48.3	30.9	177.5	—	256.7
Accrued liabilities	—	48.9	9.0	135.3	—	193.2

Total current liabilities	—	97.2	39.9	345.9	—	483.0
Long-term debt	—	450.0	—	5.6	—	455.6
Other liabilities	—	164.1	5.9	153.8	—	323.8

Total liabilities	—	711.3	45.8	505.3	—	1,262.4
Redeemable noncontrolling interests	—	—	—	14.3	—	14.3
Preferred stock	—	125.9	—	—	—	125.9
Total Cooper-Standard Holdings Inc. equity	597.9	43.7	1,164.4	511.4	(1,719.5)	597.9
Noncontrolling interests	—	—	—	3.3	—	3.3

Total equity	597.9	43.7	1,164.4	514.7	(1,719.5)	601.2

Total liabilities and equity	$597.9	$880.9	$1,210.2	$1,034.3	$(1,719.5)	$2,003.8

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$177.5	$4.4	$88.7	$—	$270.6
Accounts receivable, net	—	68.2	84.7	346.7	—	499.6
Inventories, net	—	18.8	28.5	96.0	—	143.3
Prepaid expenses	—	5.9	0.3	15.7	—	21.9
Other	—	35.5	0.6	19.1	—	55.2

Total current assets	—	305.9	118.5	566.2	—	990.6
Investments in affiliates and intercompany accounts, net	628.3	339.7	998.7	(52.9)	(1,851.6)	62.2
Property, plant, and equipment, net	—	88.2	56.5	483.9	—	628.6
Goodwill	—	111.1	—	22.6	—	133.7
Other assets	—	80.9	48.2	81.8	—	210.9

	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

LIABILITIES & EQUITY
Current liabilities:
Debt payable within one year	$—	$—	$—	$32.6	$—	$32.6
Accounts payable	—	45.4	41.3	184.7	—	271.4
Accrued liabilities	—	59.1	5.4	118.5	—	183.0

Total current liabilities	—	104.5	46.7	335.8	—	487.0
Long-term debt	—	450.0	—	0.8	—	450.8
Other liabilities	—	167.4	(0.2)	156.0	—	323.2

Total liabilities	—	721.9	46.5	492.6	—	1,261.0
Redeemable noncontrolling interests	—	—	—	14.2	—	14.2
Preferred stock	—	121.6	—	—	—	121.6
Total Cooper-Standard Holdings Inc. equity	628.3	82.3	1,175.4	593.9	(1,851.6)	628.3
Noncontrolling interests	—	—	—	0.9	—	0.9

Total equity	628.3	82.3	1,175.4	594.8	(1,851.6)	629.2

Total liabilities and equity	$628.3	$925.8	$1,221.9	$1,101.6	$(1,851.6)	$2,026.0

Condensed Consolidating Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Three Months Ended March 31, 2012

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$1.7	$1.0	$(0.5)	$(36.8)	$—	$(34.6)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(6.5)	(3.5)	(19.2)	—	(29.2)
Acquisition of businesses, net of cash acquired	—	—	—	(1.7)	—	(1.7)
Proceeds from the sale of assets	—	—	4.0	0.3	—	4.3

Net cash provided by (used in) investing activities	—	(6.5)	0.5	(20.6)	—	(26.6)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	2.4	—	2.4
Principal payments on long-term debt	—	—	—	(1.8)	—	(1.8)
Repurchase of preferred stock	—	(4.9)	—	—	—	(4.9)
Other	(1.7)	(1.5)	—	1.6	—	(1.6)

Net cash provided by (used in) financing activities	(1.7)	(6.4)	—	2.2	—	(5.9)
Effects of exchange rate changes on cash	—	—	—	1.4	—	1.4
Changes in cash and cash equivalents	—	(11.9)	—	(53.8)	—	(65.7)
Cash and cash equivalents at beginning of period	—	189.6	—	172.1	—	361.7

Cash and cash equivalents at end of period	$—	$177.7	$—	$118.3	$—	$296.0

Depreciation and amortization	$—	$7.3	$3.9	$20.4	$—	$31.6

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS Three Months Ended March 31, 2013
	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollar amounts in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$1.7	$(4.4)	$(2.4)	$(8.2)	$—	$(13.3)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(6.4)	(4.1)	(23.8)	—	(34.3)
Return on equity investments	—	—	2.1	—	—	2.1
Proceeds from the sale of fixed assets	—	—	—	0.2	—	0.2

Net cash used in investing activities	—	(6.4)	(2.0)	(23.6)	—	(32.0)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	4.9	—	4.9
Principal payments on long-term debt	—	—	—	(1.8)	—	(1.8)
Purchase of noncontrolling interest	—	—	—	(1.9)	—	(1.9)
Repurchase of common stock	—	(11.1)	—	—	—	(11.1)
Other	(1.7)	(2.8)	—	2.9	—	(1.6)

Net cash provided by (used in) financing activities	(1.7)	(13.9)	—	4.1	—	(11.5)
Effects of exchange rate changes on cash	—	—	—	2.9	—	2.9
Changes in cash and cash equivalents	—	(24.7)	(4.4)	(24.8)	—	(53.9)
Cash and cash equivalents at beginning of period	—	177.5	4.4	88.7	—	270.6

Cash and cash equivalents at end of period	$—	$152.8	$—	$63.9	$—	$216.7

Depreciation and amortization	$—	$7.1	$3.4	$19.3	$—	$29.8

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Five Months Ended May 31, 2010

Predecessor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	$(122.8)	$(0.3)	$47.7	$—	$(75.4)
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(3.0)	(4.0)	(15.9)	—	(22.9)
Proceeds from the sale of fixed assets	—	—	3.6	0.2	—	3.8

Net cash used in investing activities	—	(3.0)	(0.4)	(15.7)	—	(19.1)
FINANCING ACTIVITIES
Decrease in short-term debt	—	(75.0)	—	(102.1)	—	(177.1)
Principal payments on long-term debt	—	(595.5)	—	(114.0)	—	(709.5)
Proceeds from issuance of stock	—	355.0	—	—	—	355.0
Debt issuance costs	—	(30.9)	—	(0.1)	—	(31.0)
Proceeds from issuance of long-term debt	—	450.0	—	—	—	450.0

Net cash provided by (used in) financing activities	—	103.6	—	(216.2)	—	(112.6)
Effects of exchange rate changes on cash	—	(0.3)	—	5.8	—	5.5
Changes in cash and cash equivalents	—	(22.5)	(0.7)	(178.4)	—	(201.6)
Cash and cash equivalents at beginning of period	—	91.5	0.7	288.1	—	380.3

Cash and cash equivalents at end of period	$—	$69.0	$—	$109.7	$—	$178.7

Depreciation and amortization	$—	$6.5	$6.6	$22.6	$—	$35.7

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS For the Seven Months Ended December 31, 2010 Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by operating activities	$3.2	$65.0	$6.3	$96.1	$—	$170.6
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(10.2)	(6.3)	(37.9)	—	(54.4)
Proceeds from the sale of fixed assets	—	2.3	—	0.3	—	2.6

Net cash used in investing activities	—	(7.9)	(6.3)	(37.6)	—	(51.8)
FINANCING ACTIVITIES
Increase in short-term debt	—	—	—	3.9	—	3.9
Principal payments on long-term debt	—	(0.1)	—	(2.0)	—	(2.1)
Other	(3.2)	37.0	—	(37.0)	—	(3.2)

Net cash provided by (used in) financing activities	(3.2)	36.9	—	(35.1)	—	(1.4)
Effects of exchange rate changes on cash	—	—	—	(1.6)	—	(1.6)
Changes in cash and cash equivalents	—	94.0	—	21.8	—	115.8
Cash and cash equivalents at beginning of period	—	69.0	—	109.7	—	178.7

Cash and cash equivalents at end of period	$—	$163.0	$—	$131.5	$—	$294.5

Depreciation and amortization	$—	$17.1	$10.3	$39.3	$—	$66.7

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7.1	$31.7	$(2.3)	$135.8	$—	$172.3
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(23.1)	(13.4)	(71.8)	—	(108.3)
Acquisition of businesses, net of cash acquired	—	—	—	28.4	—	28.4
Investment in affiliates	—	(10.5)	—	—	—	(10.5)
Proceeds from partial sale of joint venture	—	—	16.0	—	—	16.0
Proceeds from the sale of fixed assets	—	—	0.5	0.1	—	0.6

Net cash provided by (used in) investing activities	—	(33.6)	3.1	(43.3)	—	(73.8)
FINANCING ACTIVITIES
Decrease in short-term debt	—	—	—	(5.8)	—	(5.8)
Principal payments on long-term debt	—	—	—	(4.0)	—	(4.0)
Repurchase of preferred stock	—	(7.5)	—	—	—	(7.5)
Other	(7.1)	36.0	(0.8)	(35.4)	—	(7.3)

Net cash provided by (used in) financing activities	(7.1)	28.5	(0.8)	(45.2)	—	(24.6)
Effects of exchange rate changes on cash	—	—	—	(6.7)	—	(6.7)
Changes in cash and cash equivalents	—	26.6	—	40.6	—	67.2
Cash and cash equivalents at beginning of period	—	163.0	—	131.5	—	294.5

Cash and cash equivalents at end of period	$—	$189.6	$—	$172.1	$—	$361.7

Depreciation and amortization	$—	$28.5	$16.3	$79.3	$—	$124.1

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS For the Year Ended December 31, 2012 Successor

	Parent	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated Totals
	(dollars in millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$6.8	$(1.0)	$17.0	$61.6	$—	$84.4
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	—	(28.9)	(16.7)	(85.5)	—	(131.1)
Acquisition of businesses, net of cash acquired	—		—	(1.1)	—	(1.1)
Proceeds from the sale of fixed assets	—	(0.1)	4.1	10.6	—	14.6

Net cash used in investing activities	—	(29.0)	(12.6)	(76.0)	—	(117.6)
FINANCING ACTIVITIES
Decrease in short-term debt	—	—	—	(0.4)	—	(0.4)
Principal payments on long-term debt	—	—	—	(5.1)	—	(5.1)
Purchase of noncontrolling interest	—	—	—	(2.0)	—	(2.0)
Repurchase of preferred and common stock	—	(43.7)	—	—	—	(43.7)
Other	(6.8)	61.6	—	(61.6)	—	(6.8)

Net cash provided by (used in) financing activities	(6.8)	17.9	—	(69.1)	—	(58.0)
Effects of exchange rate changes on cash	—	—	—	0.1	—	0.1
Changes in cash and cash equivalents	—	(12.1)	4.4	(83.4)	—	(91.1)
Cash and cash equivalents at beginning of period	—	189.6	—	172.1	—	361.7

Cash and cash equivalents at end of period	$—	$177.5	$4.4	$88.7	$—	$270.6

Depreciation and amortization	$—	$28.3	$14.5	$79.9	$—	$122.7

Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Location Country
Number of Countries	19
Number of Operate Company Manufacturing Locations	69
Number of design, engineering, and administrative locations	9

Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended		7 Months Ended	12 Months Ended						12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2010	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2011 Predecessor	May 31, 2010 Predecessor	Dec. 31, 2012 Property, Plant and Equipment, Other Types [Member]	Dec. 31, 2012 NISCO [Member] Thailand [Member]	Dec. 31, 2011 NISCO [Member] Thailand [Member]	Dec. 31, 2012 Sujan Barre Thomas [Member] India [Member]	Dec. 31, 2011 Sujan Barre Thomas [Member] India [Member]	Mar. 31, 2011 Nishikawa Standard Company [Member] United States [Member]	Dec. 31, 2012 Nishikawa Standard Company [Member] United States [Member]	Dec. 31, 2011 Nishikawa Standard Company [Member] United States [Member]	Dec. 31, 2012 Guyoung [Member] Korea [Member]	Dec. 31, 2011 Guyoung [Member] Korea [Member]	Dec. 31, 2012 Huayu Cooper Standard Sealing Systems [Member] China [Member]	Dec. 31, 2011 Huayu Cooper Standard Sealing Systems [Member] China [Member]
Percentage of share owned in Joint Venture						20.00%	20.00%					20.00%		50.00%				20.00%		47.50%
Investment in Joint Venture accounted as Equity Method Investment											$ 13,056	$ 11,296	$ 2,944	$ 1,751		$ 17,424	$ 14,601	$ 2,014	$ 2,060	$ 26,815	$ 24,602
Percentage of ownership interest sold															10.00%
Proceeds from sale of ownership interest															16,000
Noncontrolling interest purchase by entity															40.00%
Percentage of ownership in Joint Venture, before transaction															50.00%
Gain loss on sale of stock in Joint Venture																	11,423
Dividend received from joint venture											82					800	4,750			2,519	1,790
Allowance for doubtful accounts				3,727	3,028
Advertising expense	258		426	1,839	1,463
Inventory Reserve				20,987	17,287
Fair value write up of inventory due to adoption of fresh-start accounting									8,136
Inventory fair value adjustment due to acquisition								1,236
Amortization period for molds, dies and other tools										3 years
Amounts capitalized for long-term supply arrangements				2,593	3,116
Reimbursable tooling costs				3,877	3,685
Accounts receivable for customer-owned tooling				116,947	90,345
Accounts receivable for customer-owned tooling not yet invoiced				78,403	55,601
Reimbursable tooling costs receivable period				1 year
Impairment Charges				2,787
Selling, administration and engineering expenses		$ 29,130	$ 39,662	$ 94,171	$ 83,906

Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of inventories
Finished goods	$ 40,898	$ 37,415	$ 34,446
Work in process	35,638	32,383	34,466
Raw materials and supplies	86,384	73,455	70,814
Inventories	$ 162,920	$ 143,253	$ 139,726

Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 27, 2010	May 31, 2010 Minimum [Member]	May 31, 2010 Maximum [Member]	May 31, 2010 Director [Member]	May 27, 2010 Management [Member]	May 31, 2010 Restricted Stock [Member]	May 31, 2010 Restricted Stock [Member] Related Party [Member]	Dec. 31, 2012 Restricted Stock [Member] Related Party [Member]	May 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Related Party [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor Stock Options [Member]	May 31, 2010 Successor Management Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 Successor Management Incentive Plan [Member] Restricted Stock [Member]	May 27, 2010 Successor Management Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2010 Successor Management Incentive Plan [Member] Stock Options [Member]	May 31, 2010 Common Stock	May 27, 2010 Common Stock	Mar. 31, 2013 Eight point Five Senior Unsecured Notes [Member]	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member]	May 27, 2010 Eight point Five Senior Unsecured Notes [Member]	May 11, 2010 Eight point Five Senior Unsecured Notes [Member]	Mar. 31, 2013 Senior ABL Facility [Member]	Dec. 31, 2012 Senior ABL Facility [Member]	May 31, 2010 Senior ABL Facility [Member]
Fresh-Start Adjustment [Line Items]
Filling Date of Bankruptcy Case					Aug 3, 2009
Effective date of Reorganization					May 27, 2010
Aggregate revolving loan availability																																$ 125,000	$ 125,000	$ 125,000
Uncommitted incremental loan facility																																25,000	25,000	25,000
Senior unsecured notes principal amount		450,000			450,000	450,000	450,000												450,000	450,000											450,000
Senior Notes due					2018																							2018
Senior unsecured notes interest rate																												8.50%		8.50%	8.50%
Senior unsecured notes maturity date																													May 1, 2018
Cumulative participating convertible preferred stock, dividend rate percentage		7.00%			7.00%													7.00%
Common stock, shares issued		18,406,489			18,426,831	18,416,957	17,489,693
Preferred Stock, Shares Issued							1,000,000
Common stock issuable under convertible preferred stock																										4,290,788
Common stock repurchase					2,419,753																						2,419,753
Restricted common stock granted																702,509							757,896	757,896		702,509
Additional restricted common stock granted		693,043	825,988	633,933	666,546	918,537																104,075
Options, Granted					385,600							41,664													58,386
Additional Stock options granted		252,817	336,363	321,967	260,150	373,804									78,057
Restricted common stock issued to directors and Oak Hill Advisors L.P. or its affiliates										58,386			26,448	26,448			58,386				780,566
Common stock reserved											780,566
Preferred stock dividend share	10,780
Plan of Reorganization included distributable value							1,025,000
Excess cash in the plan of reorganization							50,000
Reorganization Value of discounted cash flow								$ 975,000	$ 1,075,000

Reorganization Under Chapter 11 of the Bankruptcy Code and Fresh-Start Accounting (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2010
Represents the adjustment of assets and liabilities to fair value
Defined benefit plans adjustment	$ (30,680)
Property, plant and equipment adjustment (d)	40,665
Investments in non-consolidated affiliates adjustment (e)	9,021
Noncontrolling interest adjustments (e)	(2,182)
Elimination of Predecessor's accumulated other comprehensive loss and other adjustments	(78,678)
Pretax income on fresh-start accounting adjustments	139,931
Tax related to fresh-start accounting adjustments (f)	(24,580)
Net gain on fresh-start accounting adjustments	115,351
Predecessor
Represents the adjustment of assets and liabilities to fair value
Goodwill	(87,728)
Intangible asset adjustment	(10,294)
Inventory adjustment (c)	8,136
Successor
Represents the adjustment of assets and liabilities to fair value
Goodwill	136,666
Intangible asset adjustment	$ 155,005

Summary of Reorganization Item and Fresh -Start Accounting Adjustments (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended
May 31, 2010
Pretax reorganization items:
Professional and other fees	$ 48,701
Gain on prepetition settlement	(49,980)
Gain on settlement of liabilities subject to compromise	(162,243)
Reorganization items and fresh start accounting adjustments gross	(163,522)
Pretax fresh-start accounting adjustments	(139,931)
Reorganization items and fresh-start accounting adjustments, net	$ (303,453)

Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2011	May 02, 2011	Mar. 28, 2011
Business Acquisition [Line Items]
Business Acquisition cash price consideration			$ 4,066	$ 10,500		$ 6,500
Percentage of common stock owned	51.00%				51.00%
Contribution made to acquire ownership percentage	49.00%				49.00%
Net cash received by the company					38,224
Cumulative amount required to accrete the initial carrying amount to the redemption value	219	4,798
Estimated redemption value of the put option	10,290	10,290
Percent of Interest in Joint Venture				20.00%
Nishikawa Rubber [Member]
Business Acquisition [Line Items]
Percent of Interest in Joint Venture				77.70%
Original Tachaplalerts And Marubeni Thailand [Member]
Business Acquisition [Line Items]
Percent of Interest in Joint Venture				2.30%
Corporate Joint Venture [Member]
Business Acquisition [Line Items]
Fair value of assets acquired					$ 33,000

Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Joint Venture Agreement With FMEA [Member]	Jun. 30, 2011 Joint Venture Agreement With FMEA [Member]	Dec. 31, 2012 Joint Venture Agreement With FMEA [Member]	Mar. 31, 2012 Joint Venture Agreement With FMEA [Member]	Dec. 31, 2011 Joint Venture Agreement With FMEA [Member]	Mar. 31, 2013 Centralized Shared Services Function [Member]	Dec. 31, 2012 Centralized Shared Services Function [Member]	Mar. 31, 2012 Centralized Shared Services Function [Member]	Dec. 31, 2011 Centralized Shared Services Function [Member]	Mar. 31, 2012 Closure Of Facility In North America [Member]	Dec. 31, 2012 Closure Of Facility In North America [Member]	Mar. 31, 2013 Europe Facilities [Member]	Dec. 31, 2012 Europe Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Expense Incurred to Restructuring	$ 126	$ 303	$ 652	$ (9)
Liability related to restructuring activities	130	4,886	61		1,747		2,054	19,410	23,228			3,327	4,291
Estimated Restructuring Cost for Initiative							50,400				11,200						20,800
Post retirement benefit curtailment gain			1,539											1,539
Restructuring expense reversed			1,644												4,725
Completion period of initiative						2013
Aggregate expense incurred related to restructuring	1,621				51,150					11,519						22,756
Aggregate liability related to restructuring activities	1,621
Additional expense related to restructuring	$ 0

Restructuring - Summary of Activity of Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 61
Expense	4,760	6,094
Restructuring Reserve, Ending Balance	130	4,886
Centralized Shared Services Function [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance		4,291	4,291
Expense	284	1,647	2,410	8,825
Cash payments	(197)	(2,353)	(6,554)	(4,534)
Utilization of reserve	(87)	(258)	(147)
Restructuring Reserve, Ending Balance		3,327		4,291
Joint Venture Agreement With FMEA [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	2,054	23,228	23,228
Expense	725	797	7,971	39,615
Reorganization initiative transfer				1,877
Cash payments and foreign exchange translation	(1,032)	(4,615)	(25,299)	(18,264)
Utilization of reserve			(3,846)
Restructuring Reserve, Ending Balance	1,747	19,410	2,054	23,228
Restructuring of Facilities in Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	13,507
Expense	2,004		20,752
Cash payments and foreign exchange translation	(6,621)		(7,083)
Utilization of reserve			(162)
Restructuring Reserve, Ending Balance	8,890		13,507
Employee Separation Costs [Member] | Centralized Shared Services Function [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance		3,443	3,443
Expense		237	(395)	3,489
Cash payments		(353)	(3,048)	(46)
Restructuring Reserve, Ending Balance		3,327		3,443
Employee Separation Costs [Member] | Joint Venture Agreement With FMEA [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	2,054	23,228	23,228
Expense	145	(35)	2,385	32,995
Reorganization initiative transfer				1,877
Cash payments and foreign exchange translation	(452)	(3,783)	(23,559)	(11,644)
Restructuring Reserve, Ending Balance	1,747	19,410	2,054	23,228
Employee Separation Costs [Member] | Restructuring of Facilities in Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	13,507
Expense	2,004		19,330
Cash payments and foreign exchange translation	(6,621)		(5,823)
Restructuring Reserve, Ending Balance	8,890		13,507
Other Exit Costs [Member] | Centralized Shared Services Function [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance		848	848
Expense	197	1,152	2,658	5,336
Cash payments	(197)	(2,000)	(3,506)	(4,488)
Restructuring Reserve, Ending Balance				848
Other Exit Costs [Member] | Joint Venture Agreement With FMEA [Member]
Restructuring Cost and Reserve [Line Items]
Expense	580	832	1,740	6,620
Cash payments and foreign exchange translation	(580)	(832)	(1,740)	(6,620)
Other Exit Costs [Member] | Restructuring of Facilities in Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance
Expense			1,260
Cash payments and foreign exchange translation			(1,260)
Restructuring Reserve, Ending Balance
Asset Impairments [Member] | Centralized Shared Services Function [Member]
Restructuring Cost and Reserve [Line Items]
Expense	87	258	147
Utilization of reserve	(87)	(258)	(147)
Asset Impairments [Member] | Joint Venture Agreement With FMEA [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance
Expense			3,846
Cash payments and foreign exchange translation
Utilization of reserve			(3,846)
Restructuring Reserve, Ending Balance
Asset Impairments [Member] | Restructuring of Facilities in Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance
Expense			162
Cash payments and foreign exchange translation
Utilization of reserve			(162)
Restructuring Reserve, Ending Balance

Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Land and improvements [Member] Successor	Dec. 31, 2011 Land and improvements [Member] Successor	Dec. 31, 2012 Buildings and improvements [Member] Successor	Dec. 31, 2011 Buildings and improvements [Member] Successor	Dec. 31, 2012 Machinery and equipment [Member] Successor	Dec. 31, 2011 Machinery and equipment [Member] Successor	Dec. 31, 2012 Construction in progress [Member] Successor	Dec. 31, 2011 Construction in progress [Member] Successor	Dec. 31, 2011 Minimum [Member] Land and improvements [Member]	Dec. 31, 2011 Minimum [Member] Buildings and improvements [Member]	Dec. 31, 2011 Minimum [Member] Machinery and equipment [Member]	Dec. 31, 2012 Maximum [Member] Land and improvements [Member]	Dec. 31, 2012 Maximum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Maximum [Member] Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment				$ 895,953	$ 780,287	$ 91,456	$ 92,386	$ 197,330	$ 193,189	$ 511,753	$ 415,828	$ 95,414	$ 78,884
Accumulated depreciation				(267,345)	(160,570)
Property, Plant and Equipment, Net, Total	$ 624,708	$ 628,608	$ 619,717	$ 628,608	$ 619,717
Estimated Useful Lives														10 years	10 years	5 years	25 years	40 years	10 years

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 624,708				$ 628,608	$ 619,717
Impairment charges
Depreciation expense	25,956	27,784	35,333	57,687	107,275	108,473
European Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net					16,700
Fair value of property, plant and equipment					9,400
Impairment charges					$ 7,300
Revenue growth rate					2.00%
Discounted rate					15.00%

Goodwill and Intangibles - Carrying Amount of Goodwill by Reportable Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 133,716	$ 136,406	$ 137,000
Foreign exchange translation	(474)	97	(594)
Impairment charges		(2,787)
Goodwill, Ending Balance	133,242	133,716	136,406
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	115,420	115,298	115,384
Foreign exchange translation	(101)	122	(86)
Goodwill, Ending Balance	115,319	115,420	115,298
Europe [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	13,836	13,596	13,926
Foreign exchange translation	(384)	240	(330)
Goodwill, Ending Balance	13,452	13,836	13,596
South America [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		3,102	3,480
Foreign exchange translation		(315)	(378)
Impairment charges		(2,787)
Goodwill, Ending Balance			3,102
Asia Pacific [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,460	4,410	4,210
Foreign exchange translation	11	50	200
Goodwill, Ending Balance	$ 4,471	$ 4,460	$ 4,410

Goodwill and Intangibles - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges and intangible					$ 2,787
Amortization expenses	3,891	3,833	319	8,982	15,456	15,601
Estimated Amortization Expenses	15,500				15,446
South America [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges and intangible					$ 2,787

Goodwill and Intangibles - Intangible Assets and Accumulated Amortization Balances (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 156,010	$ 155,652	$ 155,682
Accumulated Amortization	(42,859)	(38,928)	(23,991)
Net Carrying Amount	113,151	116,724	131,691
Weighted Average Useful Life (Years)	6 years 10 months 24 days	7 years 1 month 6 days	8 years 1 month 6 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	136,115	135,741	138,576
Accumulated Amortization	(37,637)	(34,184)	(21,267)
Net Carrying Amount	98,478	101,557	117,309
Weighted Average Useful Life (Years)	7 years 4 months 24 days	7 years 8 months 12 days	8 years 7 months 6 days
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,461	9,574	9,503
Accumulated Amortization	(4,491)	(4,143)	(2,521)
Net Carrying Amount	4,970	5,431	6,982
Weighted Average Useful Life (Years)	3 years 8 months 12 days	3 years 10 months 24 days	4 years 9 months 18 days
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,434	10,337	7,603
Accumulated Amortization	(731)	(601)	(203)
Net Carrying Amount	$ 9,703	$ 9,736	$ 7,400

Estimated amortization expense (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 15,500	$ 15,446
2014		15,257
2015		15,131
2016		14,739
2017		$ 14,021

Debt - Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2010
Outstanding debt
Senior notes	$ 450,000	$ 450,000	$ 450,000	$ 450,000
Other borrowings	35,664	33,365
Total debt	485,664	483,365
Less current portion	(34,880)	(32,556)	(33,093)
Total long-term debt	450,784	450,809	455,559
Successor
Outstanding debt
Senior notes		450,000	450,000
Other borrowings		33,365	38,652
Total debt		483,365	488,652
Less current portion		(32,556)	(33,093)
Total long-term debt		$ 450,809	$ 455,559

Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended						12 Months Ended
	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	May 27, 2010	Dec. 31, 2012 Senior ABL Facility [Member]	Mar. 31, 2013 Senior ABL Facility [Member]	May 31, 2010 Senior ABL Facility [Member]	Dec. 31, 2012 Senior ABL Facility [Member] Minimum [Member]	Dec. 31, 2012 Senior ABL Facility [Member] Maximum [Member]	Dec. 31, 2012 Senior ABL Facility [Member] Cooper Standard Automotive Inc Us	Dec. 31, 2012 Senior ABL Facility [Member] Cooper Standard Automotive Inc Canada	Mar. 31, 2013 Amended and Restated Senior ABL Facility [Member]	Dec. 31, 2012 Outstanding Borrowing More Than Fifty Percent Minimum [Member]	Dec. 31, 2012 Outstanding Borrowing Equals To Or Less Than Fifty Percent Maximum [Member]	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member]	Mar. 31, 2013 Eight point Five Senior Unsecured Notes [Member]	May 27, 2010 Eight point Five Senior Unsecured Notes [Member]	May 11, 2010 Eight point Five Senior Unsecured Notes [Member]	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] On and after May 1, 2014	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] Twelve-month period beginning on or after May 1, 2016	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] Twelve-month period beginning on May 1, 2015	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] Prior to May 1, 2013	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] Prior to May 1, 2014	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] If change of control occurs
Credit Facilities [Line Items]
Senior unsecured notes principal amount			$ 450,000	$ 450,000	$ 450,000	$ 450,000														$ 450,000
Senior notes due 2018, Percentage																		8.50%	8.50%	8.50%
Senior notes maturity date																	May 1, 2018
Redemption price as a percentage of principal amount																					104.25%	100.00%	102.13%	108.50%	100.00%
Percentage of senior notes to be redeemed with certain equity offerings																								35.00%
Repurchase price of senior notes as a percentage of principal amount																										101.00%
Aggregate revolving loan availability							125,000	125,000	125,000			100,000	25,000	150,000
Letter of credit sub-facility							45,000	45,000						50,000
Swing line sub-facility							20,000	20,000						25,000
Uncommitted incremental loan facility							25,000	25,000	25,000					75,000
Total Senior ABL Facility							150,000	150,000						225,000
Amounts drawn under Senior ABL Facility					0		0
Letters of credit outstanding							27,045	26,976
Termination date of commitments of lenders							May 27, 2014
Borrowing Available Capacity Description							Is limited to the lesser of (A) the maximum facility amount (subject to certain adjustments) and (B) (i) up to 85% of eligible accounts receivable; plus (ii) up to the lesser of 70% of eligible inventory or 85% of the appraised net orderly liquidation value of eligible inventory; minus reserves established by the Agent. The accounts receivable portion of the borrowing base is subject to certain formulaic limitations (including concentration limits).
Percentage of accounts receivable							85.00%
Percentage of inventory							70.00%
Percentage of appraised net orderly liquidation value of eligible inventory							85.00%
Applicable margin with respect to LIBOR or BA-based borrowings										3.25%	3.75%
Applicable margin with respect to base rate, Canadian prime rate and Canadian base rate borrowings										2.25%	2.75%
Percentage of Commitment Fees															50.00%	0.75%
Line of Credit Commitment Fees Description							The Borrowers are required to pay a fee in respect of committed but unutilized commitments equal to 0.50% per annum when usage of the Senior ABL Facility (as apportioned between the U.S. and Canadian facilities) is greater than 50% and 0.75% per annum when usage of the Senior ABL Facility is equal to or less than 50%.
Fronting Fee Rate Description							The Borrowers are also required to pay a fee on outstanding letters of credit under the Senior ABL Facility at a rate equal to the applicable margin in respect of LIBOR based borrowings plus a fronting fee at a rate of 0.125% per annum to the issuer of such letters of credit, together with customary issuance and other letter of credit fees.
Percentage of fronting fee on outstanding letters of credit							0.13%
Fixed charge coverage ratio							1.1
Interest paid on third party debt	$ 31,898	$ 20,508	$ 45,752	$ 44,038

Maturities of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Credit Facilities [Line Items]
2013	$ 32,556
2014	269
2015	254
2016	141
2017	145
Thereafter	450,000
Total	$ 483,365

Pensions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Non Elective and Matching Contributions	$ 3,324	$ 6,581	$ 12,851	$ 12,565
Unrecognized prior service cost			249
Unrecognized prior service credits, net of tax			223
Unrecognized actuarial losses			87,812
Unrecognized actuarial losses, net of tax			78,237
Cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost			21	2,689
Benefit plan exceed Projected benefit obligation			13,171	10,753
Increase (Decrease) Benefit plan exceed projected benefit obligation			2,509	2,690
Defined Contribution Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated cash contribution to pension plans			10,400
Defined Benefit Plan Estimated Future Discretionary Employer Contributions in Next Fiscal Year			12,100
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Pension Plan			325,755	308,050
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Pension Plan			$ 187,065	$ 155,832

Pensions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 U.S. [Member]	Mar. 31, 2012 U.S. [Member]	Dec. 31, 2010 U.S. [Member] Successor	Dec. 31, 2012 U.S. [Member] Successor	Dec. 31, 2011 U.S. [Member] Successor	Mar. 31, 2013 Non-U.S. [Member]	Mar. 31, 2012 Non-U.S. [Member]	Dec. 31, 2010 Non-U.S. [Member] Successor	Dec. 31, 2012 Non-U.S. [Member] Successor	Dec. 31, 2011 Non-U.S. [Member] Successor
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefit obligations at beginning of year						$ 308,132	$ 286,074				$ 162,759	$ 136,511
Service cost-employer			305	287	1,307	1,150	1,868	888	803	1,426	3,126	3,088
Interest cost			3,052	3,476	8,973	13,902	14,746	1,710	1,972	4,032	7,793	7,865
Actuarial loss						26,832	25,265				27,647	6,982
Amendments						236
Benefits paid						(24,577)	(17,426)				(7,516)	(7,802)
Acquisition												22,770
Foreign currency exchange rate effect											4,653	(6,339)
Curtailment/Settlements							(387)				(2,435)	(390)
Transfers							(2,188)
Other						80	180				44	74
Benefit obligation at end of year					286,074	325,755	308,132			136,511	196,071	162,759
Fair value of plans' assets at beginning of period	314,668	276,616				213,927	195,978				62,689	60,557
Actual return on plans' assets						26,117	807				3,990	3,232
Employer contributions						31,062	34,568				9,291	8,107
Benefits paid						(24,577)	(17,426)				(7,516)	(7,802)
Foreign currency exchange rate effect											2,120	(1,015)
Settlements											(2,435)	(390)
Fair value of plans' assets at end of period	314,668	276,616			195,978	246,529	213,927			60,557	68,139	62,689
Funded status of the plans	$ 2,509	$ 2,690				$ (79,226)	$ (94,205)				$ (127,932)	$ (100,070)

Amounts Recognized in Balance Sheet (Detail) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. [Member]
Amounts recognized in the balance sheet:
Net amount recognized at December 31	$ (79,226)	$ (94,205)
U.S. [Member] | Accrued Liabilities
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(4,218)	(814)
U.S. [Member] | Pension Plans, Defined Benefit
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(75,008)	(93,391)
Non-U.S. [Member]
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(127,932)	(100,070)
Non-U.S. [Member] | Accrued Liabilities
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(4,176)	(4,027)
Non-U.S. [Member] | Pension Plans, Defined Benefit
Amounts recognized in the balance sheet:
Net amount recognized at December 31	(126,265)	(98,733)
Non-U.S. [Member] | Other Assets
Amounts recognized in the balance sheet:
Net amount recognized at December 31	$ 2,509	$ 2,690

Weighted Average Assumptions Used to Determine Benefit Obligations (Detail) (Successor)	Dec. 31, 2012	Dec. 31, 2011
U.S. [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	3.88%	4.67%
Rate of compensation increase	0.00%	0.00%
Non-U.S. [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	3.59%	4.87%
Rate of compensation increase	3.21%	3.25%

Components of Net Periodic Benefit Cost (Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013 U.S. [Member]	Mar. 31, 2012 U.S. [Member]	May 31, 2010 U.S. [Member] Predecessor	Dec. 31, 2010 U.S. [Member] Successor	Dec. 31, 2012 U.S. [Member] Successor	Dec. 31, 2011 U.S. [Member] Successor	Mar. 31, 2013 Non-U.S. [Member]	Mar. 31, 2012 Non-U.S. [Member]	May 31, 2010 Non-U.S. [Member] Predecessor	Dec. 31, 2010 Non-U.S. [Member] Successor	Dec. 31, 2012 Non-U.S. [Member] Successor	Dec. 31, 2011 Non-U.S. [Member] Successor
Components of net periodic benefit cost (income)
Service cost	$ 305	$ 287	$ 1,002	$ 1,307	$ 1,150	$ 1,868	$ 888	$ 803	$ 893	$ 1,426	$ 3,126	$ 3,088
Interest cost	3,052	3,476	6,278	8,973	13,902	14,746	1,710	1,972	2,871	4,032	7,793	7,865
Expected return on plan assets	(4,342)	(3,868)	(6,050)	(8,619)	(15,471)	(16,207)	(949)	(1,003)	(1,460)	(2,051)	(4,027)	(4,036)
Amortization of prior service cost (credit)and recognized actuarial(gain)loss	344	124	1,467		496	19	330	95	70		377	40
Curtailment (gain) settlement					80	(387)				(3,405)	473	50
Other						180				28
Net periodic benefit cost	$ (641)	$ 19	$ 2,697	$ 1,661	$ 157	$ 219	$ 1,979	$ 1,867	$ 2,374	$ 30	$ 7,742	$ 7,007

Weighted-average Assumptions Used to Determine Net Periodic Benefit Costs (Detail)	5 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor U.S. [Member]	May 31, 2010 Predecessor Non-U.S. [Member]	Dec. 31, 2010 Successor U.S. [Member]	Dec. 31, 2012 Successor U.S. [Member]	Dec. 31, 2011 Successor U.S. [Member]	Dec. 31, 2010 Successor Non-U.S. [Member]	Dec. 31, 2012 Successor Non-U.S. [Member]	Dec. 31, 2011 Successor Non-U.S. [Member]
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate	5.79%	5.36%	5.55%	4.63%	5.18%	5.10%	5.26%	5.30%
Expected return on plan assets	8.00%	6.11%	8.00%	7.25%	7.80%	7.29%	6.62%	7.54%
Rate of compensation increase	3.25%	3.50%	3.25%	0.00%	3.25%	3.49%	3.69%	3.77%

Weighted Average Asset Allocations (Detail)	Dec. 31, 2012	Dec. 31, 2011
U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	100.00%	100.00%
Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	100.00%	100.00%
Equity Securities [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	36.00%	37.00%
Equity Securities [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	42.00%	41.00%
Debt Securities [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	26.00%	25.00%
Debt Securities [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	57.00%	59.00%
Real Estate [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	4.00%	4.00%
Real Estate [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	0.00%	0.00%
Balanced funds [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	34.00%	34.00%
Balanced funds [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	0.00%	0.00%
Cash and Cash Equivalents [Member] | U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	0.00%	0.00%
Cash and Cash Equivalents [Member] | Non-U.S. [Member]
Weighted average asset allocations for pension plans
Weighted average asset allocations	1.00%	0.00%

Pension plan Asset at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	$ 314,668	$ 276,616
Equity Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	116,755	104,970
Debt Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	105,013	90,013
Real Estate [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	9,080	8,122
Balanced funds [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	83,541	73,343
Cash and Cash Equivalents [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	279	168
Level 1 [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	93,231	93,577
Level 1 [Member] | Equity Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	45,168	47,230
Level 1 [Member] | Debt Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	22,718	22,769
Level 1 [Member] | Balanced funds [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	25,066	23,410
Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	279	168
Level 2 [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	202,029	169,500
Level 2 [Member] | Equity Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	56,128	49,768
Level 2 [Member] | Debt Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	82,295	67,244
Level 2 [Member] | Real Estate [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	9,080	8,122
Level 2 [Member] | Balanced funds [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	54,526	44,366
Level 3 [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	19,408	13,539
Level 3 [Member] | Equity Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	15,459	7,972
Level 3 [Member] | Balanced funds [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	$ 3,949	$ 5,567

Reconciliation for Level 3 Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation for which Level three inputs were used in determining fair value
Beginning balance of assets classified as Level 3	$ 13,539	$ 11,275
Net purchases	6,417	14,351
Total gains	1,352	(2,258)
Transfer to Level 2	(1,900)	(9,829)
Ending balance of assets classified as Level 3	$ 19,408	$ 13,539

Estimates Benefit payments for Domestic and Foreign Pension plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated benefit payments for domestic and foreign pension plans
2013	$ 26,304
2014	23,184
2015	24,444
2016	27,197
2017	28,552
2018-2022	151,233
U.S. [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	19,272
2014	16,402
2015	16,981
2016	17,699
2017	17,810
2018-2022	93,997
Non-U.S. [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	7,032
2014	6,782
2015	7,463
2016	9,498
2017	10,742
2018-2022	$ 57,236

Information Related to Postretirement Benefit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 U.S. Other Postretirement Benefits [Member]	Mar. 31, 2012 U.S. Other Postretirement Benefits [Member]	Dec. 31, 2010 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 U.S. Other Postretirement Benefits [Member] Successor	Mar. 31, 2013 Non-U.S. Other Postretirement Benefits [Member]	Mar. 31, 2012 Non-U.S. Other Postretirement Benefits [Member]	Dec. 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 Non-U.S. Other Postretirement Benefits [Member] Successor
Schedule of postretirement benefit plans
Benefit obligations at beginning of year						$ 43,447	$ 57,523				$ 20,068	$ 17,515
Service cost			147	136	705	542	1,196	168	192	308	650	635
Interest cost			407	449	1,893	1,795	3,004	188	210	506	822	917
Actuarial loss (gain)						4,605	(15,893)				1,217	2,898
Benefits paid						(2,408)	(2,084)				(692)	(1,449)
Curtailment gain						(1,541)	(384)
Plan change						(2,452)					(2,198)
Other			6	19	50	75	85
Foreign currency exchange rate effect											583	(448)
Benefit obligation at end of year					57,523	44,063	43,447			17,515	20,450	20,068
Funded status of the plans	2,509	2,690				(44,063)	(43,447)				(20,450)	(20,068)
Net amount recognized at December 31						$ (44,063)	$ (43,447)				$ (20,450)	$ (20,068)

Postretirement Benefits Other than Pensions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Location	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized prior service credits	$ 249
Unrecognized prior service credits, net of tax	223
Unrecognized actuarial gains	(87,812)
Unrecognized actuarial gains, net of tax	(78,237)
Cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost	21	2,689
Other post retirement benefits recorded in consolidated balance sheets	7,767	8,158
Number of locations	2
Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized prior service credits	4,151
Unrecognized prior service credits, net of tax	3,861
Unrecognized actuarial gains	8,022
Unrecognized actuarial gains, net of tax	10,581
Cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost	$ (1,270)
Other post retirement benefits, grading down over time	5.00%
U.S. Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Health care cost trend rate	7.39%
Non-U.S. Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Health care cost trend rate	8.00%

Pension and Postretirement Benefits other than Pensions - Net Periodic Benefit Cost of Defined Benefit Plans and Other Postretirement Benefit Plans (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 U.S. Other Postretirement Benefits [Member]	Mar. 31, 2012 U.S. Other Postretirement Benefits [Member]	May 31, 2010 U.S. Other Postretirement Benefits [Member] Predecessor	Dec. 31, 2010 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 U.S. Other Postretirement Benefits [Member] Successor	Mar. 31, 2013 Non-U.S. Other Postretirement Benefits [Member]	Mar. 31, 2012 Non-U.S. Other Postretirement Benefits [Member]	May 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Predecessor	Dec. 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 Non-U.S. Other Postretirement Benefits [Member] Successor
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost		$ 147	$ 136	$ 481	$ 705	$ 542	$ 1,196	$ 168	$ 192	$ 157	$ 308	$ 650	$ 635
Interest cost		407	449	1,341	1,893	1,795	3,004	188	210	360	506	822	917
Amortization of prior service cost (credit) and recognized actuarial (gain) loss		(281)	(444)	(1,381)		(1,777)	2	(36)	34	(14)		(54)
Curtailment gain	(1,539)		(1,539)			(1,539)	(384)
Other		6	19	35	50	75	85
Net periodic benefit cost		$ 279	$ (1,379)	$ 476	$ 2,648	$ (904)	$ 3,903	$ 320	$ 436	$ 503	$ 814	$ 1,418	$ 1,552

Weighted Average Assumption used to Determine Benefit Obligation (Detail) (Successor)	Dec. 31, 2012	Dec. 31, 2011
U.S. Other Postretirement Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Discount rate	3.80%	4.70%
Non-U.S. Other Postretirement Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Discount rate	3.95%	4.25%

Weighted Average Assumptions used to determine Periodic Benefit Costs (Detail)	5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010 U.S. Other Postretirement Benefits [Member] Predecessor	Dec. 31, 2010 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 U.S. Other Postretirement Benefits [Member] Successor	May 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Predecessor	Dec. 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 Non-U.S. Other Postretirement Benefits [Member] Successor
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Discount rate	5.80%	5.55%	4.70%	5.35%	6.80%	5.65%	4.25%	5.25%

Weighted Average Assumed Health care Cost Trend rate Effect (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of weighted average assumed annual rate of increase in the cost of health care benefits
Effect on service and interest cost components	$ 309
Effect on projected benefit obligations	3,948
Effect on service and interest cost components	(243)
Effect on projected benefit obligations	$ (3,174)

Estimates Benefit for postreirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated benefit payments for domestic and foreign pension plans
2013	$ 26,304
2014	23,184
2015	24,444
2016	27,197
2017	28,552
2018 - 2022	151,233
U.S. Other Postretirement Benefits [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	2,562
2014	2,594
2015	2,621
2016	2,633
2017	2,675
2018 - 2022	13,207
Non-U.S. Other Postretirement Benefits [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	634
2014	630
2015	634
2016	659
2017	677
2018 - 2022	4,248
Other Postretirement Benefit Plans, Defined Benefit [Member]
Estimated benefit payments for domestic and foreign pension plans
2013	3,196
2014	3,224
2015	3,255
2016	3,292
2017	3,352
2018 - 2022	$ 17,455

Income Tax Adjustment for Non-Controlling Interest (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Schedule of income (loss) before income taxes and adjustment for noncontrolling interests
Domestic	$ 161,014	$ 20,595	$ 69,914	$ 111,884
Foreign	158,940	25,625	(2,629)	(14,621)
Total Income (Loss) before Income Taxes	$ 319,954	$ 46,220	$ 67,285	$ 97,263

Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Current
Federal					$ 2,558	$ 5,030
State			2,003	(91)	480	695
Foreign			6,888	12,946	6,817	15,565
Deferred
Federal			614		(35,883)
State			55		(4,279)
Foreign			30,380	(7,760)	(1,224)	(525)
Income tax provision	$ 7,891	$ 8,062	$ 39,940	$ 5,095	$ (31,531)	$ 20,765

Reconciliation of United States Statutory Federal Rate to Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Schedule Of Income Tax Reconciliation [Line Items]
Tax at U.S. statutory rate			$ 111,984	$ 16,177	$ 23,550	$ 34,042
State and local taxes			7,899	1,606	1,469	860
Tax credits			(1,936)	(4,179)	(2,875)	(4,464)
Reorganization items and fresh- start accounting adjustments, net			(37,761)
US-Canada APA settlement			5,867	(651)		2,658
Foreign withholding taxes			789	1,823	242	2,290
Effect of foreign tax rates			(7,376)	(3,788)	(6,147)	(7,739)
Tax audits & assessments			(258)	1,635	2,541	260
Valuation allowance			(38,915)	(5,377)	(57,652)	(10,839)
Other, net			(353)	(2,151)	7,341	3,697
Income tax provision	$ 7,891	$ 8,062	$ 39,940	$ 5,095	$ (31,531)	$ 20,765
Effective income tax rate	28.00%	25.00%	12.50%	11.00%	(46.90%)	21.30%

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Disclosure [Line Items]
Payments or refunds of income taxes			$ 6,584	$ 4,367	$ 17,555	$ 20,643
Special Economic zone Credits of Polish Subsidiaries					21,600
U.S. research credit carryforward, expiration date					2031
Income tax incentive of Czech Republic Subsidiary					1,400
Deferred tax asset related to foreign tax credit carryforwards					1,200
U.S. research credit carryforward					2,000
Net operating losses and credit carryforwards					19,500
Net operating losses and credit carryforwards					beginning in 2013
U.S. valuation allowance against net deferred tax asset					70,900
Valuation allowances related to tax loss and credit carryforwards and other deferred tax assets					97,300
Deferred income tax Not provided on Undistributed earnings of Foreign subsidiary					396,000
Total unrecognized tax benefits					4,900
Total unrecognized tax benefits including interest and penalties					4,946
Unrecognized tax benefits amount effective on income tax rate					4,900
Unrecognized tax benefits, gross decrease for audit settlements					327
Income tax expense related to interest and penalties					46	70
Effective tax rate	28.00%	25.00%
Foreign Tax Authority [Member]
Income Taxes Disclosure [Line Items]
U.S. foreign tax credit carryforward					15,900
U.S. foreign tax credit carryforward Expiry beginning year					2016
Foreign subsidiaries, primarily in France, Brazil, Germany, and UK [Member]
Income Taxes Disclosure [Line Items]
Foreign subsidiaries net operating loss Carryforward					185,000
Operating Loss Carryforwards, Expiration Dates					indefinite expiration periods
Foreign subsidiaries in China, Mexico, Italy, Netherlands, Poland, Spain and Korea [Member]
Income Taxes Disclosure [Line Items]
Foreign subsidiaries net operating loss Carryforward					$ 88,000
Operating Loss Carryforwards, Expiration Dates					beginning in 2013

Significant Component of Deferred tax Asset and Liabilities (Detail) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Successor
Deferred tax assets:
Postretirement and other benefits	$ 75,927	$ 67,629
Capitalized expenditures	5,365	7,221
Net operating loss and tax credit carryforwards	138,905	156,382
All other items	42,418	40,852
Total deferred tax assets	262,615	272,084
Deferred tax liabilities:
Property, plant and equipment	(47,480)	(49,884)
Intangibles	(37,015)	(42,930)
All other items	(2,662)	(121)
Total deferred tax liabilities	(87,157)	(92,935)
Valuation allowances	(97,285)	(152,373)
Net deferred tax assets	$ 78,173	$ 26,776

Net Deferred Taxes in Consolidated Balance Sheet (Detail) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	$ 78,173	$ 26,776
Current Assets [Member]
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	16,562	14,161
Non-current assets [Member]
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	72,718	31,968
Current Liability [Member]
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	(306)	(550)
Non-current liability [Member]
Schedule Of Balance Sheet Classification Of Net Deferred Income Tax Assets Liabilities [Line Items]
Net deferred tax assets	$ (10,801)	$ (18,803)

Reconciliation of the beginning and ending amount of unrecognized tax benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of period	$ 4,900	$ 3,218	$ 2,996	$ 3,303	$ 2,758
Tax positions related to the current period
Gross additions		107	13	2,294	951
Gross reductions			(19)
Tax positions related to prior years
Gross additions			1,676	110	1,629
Gross reductions		(79)	(1,443)	(396)
Settlements		(250)		(411)	(1,630)
Lapses on statutes of limitations			(465)		(405)
Balance at end of period	$ 4,900	$ 2,996	$ 2,758	$ 4,900	$ 3,303

Lease Commitments - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Operating Leases [Line Items]
Rental expense for operating lease	$ 9,525	$ 11,668	$ 24,340	$ 24,064

Future Minimum Payments for Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payment Due [Line Items]
2013	$ 19,984
2014	15,615
2015	13,464
2016	7,649
2017	4,753
Thereafter	$ 6,878

Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests - Changes in Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Accumulated other comprehensive loss, Beginning balance	$ (45,448)	$ (12,469)	$ 45,881
Other comprehensive income (loss) before reclassification, Accumulated other comprehensive loss	(8,009)
Accumulated other comprehensive income		(32,979)	(58,350)
Amounts reclassified from accumulated other comprehensive income (loss)	209
Net current period other comprehensive income (loss), Accumulated other comprehensive loss	(7,800)
Accumulated other comprehensive loss, Beginning balance	(53,248)	(45,448)	(12,469)
Fair value change of derivatives, Beginning balance	250
Other income (loss) before reclassifications, Fair value change of derivatives comprehensive	491
Amounts reclassified from accumulated other comprehensive income (loss), Fair value change of derivatives	(7)
Net current period other comprehensive income (loss), Fair value change of derivatives	484
Fair value change of derivatives, Ending balance	734	250
Benefit plan liability, Beginning balance	(64,018)	(27,658)	4,962
Other comprehensive income (loss) before reclassifications, Benefit plan liability	792
Amounts reclassified from accumulated other comprehensive income (loss), Benefit plan liability	216
Benefit plan liability, net of tax	1,008	(36,360)	(32,620)
Benefit plan liability, Ending balance	(63,010)	(64,018)	(27,658)
Cumulative currency translation adjustment, beginning balance	18,320	15,018	40,828
Fair value change of derivatives, Beginning balance	250	171	91
Cumulative currency translation adjustment, Change	(9,292)	3,302	(25,810)
Fair value change of derivatives, Change		79	80
Amounts reclassified from accumulated other comprehensive income (loss), Cumulative currency translation adjustment
Fair value change of derivatives, Ending balance		250	171
Net current period other comprehensive income (loss), Cumulative currency translation adjustment	(9,292)
Cumulative currency translation adjustment, Ending balance	$ 9,028	$ 18,320	$ 15,018

Contingent Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Liabilities [Line Items]
Noncancellable purchase order for capital expenditure	$ 36,119	$ 27,756
Reserved in accrued liabilities and other liabilities	$ 7,915

Other Income (Expense), Net - Details of Components of Other Income (Expense), Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Component Of Other Income And Expense [Line Items]
Foreign currency gains (losses)	$ 260	$ (603)			$ (20,779)	$ 3,355	$ (6,824)	$ 2,757
Unrealized gains (losses) related to forward contracts	(188)	2,834	4,392	(5,280)			4,392	(5,280)
Loss on sale of receivables	(373)	(204)			(377)	(715)	(947)	(1,656)
Gain on partial sale of joint venture				11,423				11,423
Miscellaneous income (expense)	(31)	920				1,574	3,316	(70)
Other income (expense), net	$ (332)	$ 2,947			$ (21,156)	$ 4,214	$ (63)	$ 7,174

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended				1 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 Past [Member]	Mar. 31, 2011 Current [Member]	Mar. 31, 2013 Dividend Income [Member]	Mar. 31, 2012 Dividend Income [Member]	Mar. 31, 2011 Dividend Income [Member]	Mar. 31, 2013 Corporate Joint Venture [Member]	Dec. 31, 2012 Corporate Joint Venture [Member]	Mar. 31, 2012 Corporate Joint Venture [Member]
Related Party Transaction Due From To Related Party [Line Items]
Joint Venture		20.00%	20.00%					50.00%	40.00%				40.00%	40.00%	40.00%
Sales to related party		$ 11,570	$ 12,241	$ 12,273	$ 16,032	$ 44,620	$ 28,933
Dividend received										4,000	800	4,750
Sale of ownership interest in NISCO	10.00%
Sale proceeds from sale of ownership interest in NISCO	16,000
Realized gain from sale of ownership interest							11,423
Total Purchases of materials		690	873	4,052	2,894	3,133	2,984
Receipt from NISCO related to earnings		1,880
Receipt from NISCO related to return on Capital on investment made		$ 2,120

Net Income Per Share Attributable to Cooper-Standard Holdings Inc - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Preferred stock dividend rate, percentage	7.00%	7.00%

Net Income Per Share Attributable to Cooper-Standard Holdings Inc - Basic Net Income Per Share Attributable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Diluted net income per share attributable
Net income attributable to Cooper-Standard Holdings Inc.	$ 20,701	$ 23,787	$ 40,576	$ 102,804	$ 102,844
Less: Preferred stock dividends (paid or unpaid)	(1,677)	(1,689)	(4,734)	(6,764)	(7,278)
Less: Premium paid for redemption of preferred stock		(974)		(1,376)	(1,710)
Less: Undistributed earnings allocated to participating securities	(3,724)	(3,938)	(7,119)	(17,934)	(18,596)
Net income available to Cooper-Standard Holdings Inc. common stockholders	$ 15,300	$ 17,186	$ 28,723	$ 76,730	$ 75,260
Weighted average shares of common stock outstanding	16,621,120	17,705,918	17,489,693	17,444,980	17,610,614
Basic net income per share attributable to Cooper-Standard Holdings Inc.	$ 0.92	$ 0.97	$ 1.64	$ 4.4	$ 4.27

Net Income Per Share Attributable to Cooper-Standard Holdings Inc - Diluted Net Income Per Share Attributable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Diluted net income per share attributable
Net income available to Cooper-Standard Holdings Inc. common stockholders	$ 15,300	$ 17,186	$ 28,723	$ 76,730	$ 75,260
Weighted average common shares outstanding	16,621,120	17,705,918	17,489,693	17,444,980	17,610,614
Dilutive effect of:
Common restricted stock	252,817	336,363	321,967	260,150	373,804
Preferred restricted stock	32,315	66,947	77,758	42,888	83,507
Warrants	693,043	825,988	633,933	666,546	918,537
Options	112,083	151,584	56,574	106,121	184,032
Weighted average dilutive shares of common stock outstanding	17,711,378	19,086,800	18,579,925	18,520,685	19,170,494
Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$ 0.86	$ 0.9	$ 1.55	$ 4.14	$ 3.93

Net Income Per Share Attributable to Cooper-Standard Holdings Inc - Preferred Shares (as if Converted) and Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Preferred dividends, undistributed earnings and premium allocated to participating securities that would be added back in the diluted calculation	$ 5,401	$ 6,601	$ 11,853	$ 26,074	$ 27,584
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	471,898	252,401		519,100	144,000
Convertible Preferred Stock [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	4,045,852	4,057,316	4,335,188	4,077,284	4,351,476
Minimum [Member] | Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 43.5	$ 43.5		$ 43.5	$ 43.5
Maximum [Member] | Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 52.5	$ 46.75		$ 52.5	$ 46.75

Equity and Redeemable Preferred Stock (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Vote	Dec. 31, 2011	May 27, 2010
Equity [Line Items]
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	18,406,489	18,426,831	18,416,957	17,489,693
Common stock, shares outstanding	16,958,820	17,275,852	18,323,443
Number of warrants issued		2,419,753
Warrants issued to purchase common stock, shares		2,419,753
Common stock, warrants exercise price per share		27.33
Date that the warrants may be exercised through		Nov 27, 2017
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Cumulative participating convertible preferred stock, dividend rate percentage	7.00%	7.00%
Preferred stock, shares issued	964,247	964,247	1,007,444
Preferred stock, shares outstanding	957,017	958,333	1,003,108
Maximum percentage of sale price of common stock for conversion		155.00%
Basis of conversion		(i) the closing sale price of the common stock exceeded 155% of the conversion price for a specified period and (ii) the common stock has been listed on the New York Stock Exchange or NASDAQ.
Common stock, Number of vote per share		1
Outstanding shares approve for conversion		66.67%
Cumulative Participating Convertible Preferred Stock [Member]
Equity [Line Items]
7% Preferred Stock Share Authorized		2,000,000
Conversion price per share		$ 23.30574

Summary Of Preferred Stock Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Company's 7% preferred stock activity
Beginning balance, Shares	958,333	1,003,108	1,052,444
Converted preferred stock, Shares		(531)
Stock-based compensation, Shares
Repurchased preferred stock, Shares	(318)	(44,244)	(46,658)
Forfeited, Shares	(998)		(2,678)
Ending balance, Shares	957,017	958,333	1,003,108
Beginning balance, Value	$ 121,649	$ 125,916	$ 130,339
Stock-based compensation, Value	405	1,464	1,549
Converted preferred stock, Value		(68)
Repurchased preferred stock, Value	(57)	(5,663)	(5,972)
Forfeited, Value
Ending balance, Value	$ 121,997	$ 121,649	$ 125,916

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended			1 Months Ended	7 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended			12 Months Ended
	Jul. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Seven Percent Restricted Preferred Stock [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2010 Restricted Stock And Units [Member]	Dec. 31, 2012 Restricted Stock And Units [Member]	Dec. 31, 2011 Restricted Stock And Units [Member]	Dec. 31, 2010 Restricted Stock And Units [Member]	Jul. 31, 2010 Restricted Preferred Stock [Member]	Dec. 31, 2010 Restricted Preferred Stock [Member]	Dec. 31, 2012 Restricted Preferred Stock [Member]	Dec. 31, 2011 Restricted Preferred Stock [Member]	Jul. 19, 2010 Restricted Preferred Stock [Member]	Dec. 31, 2012 Successor Stock Options [Member]	Dec. 31, 2012 Minimum [Member] Stock Options [Member]	Dec. 31, 2012 Maximum [Member] Stock Options [Member]	May 31, 2010 Related Party [Member] Restricted Stock [Member]	Dec. 31, 2012 Related Party [Member] Restricted Stock [Member]	Dec. 31, 2012 Related Party [Member] Stock Options [Member]	Mar. 31, 2013 Management Incentive Plan and Omnibus Incentive Plan [Member]	Mar. 31, 2012 Management Incentive Plan and Omnibus Incentive Plan [Member]	May 31, 2010 Management Incentive Plan and Omnibus Incentive Plan [Member]	Dec. 31, 2010 Management Incentive Plan [Member] Restricted Stock And Units [Member]	Dec. 31, 2012 Management Incentive Plan [Member] Successor Restricted Stock [Member]	May 27, 2010 Management Incentive Plan [Member] Successor Restricted Stock [Member]	Dec. 31, 2010 Management Incentive Plan [Member] Successor Stock Options [Member]	Dec. 31, 2010 Omnibus Plan [Member] Restricted Stock And Units [Member]	Dec. 31, 2010 Omnibus Plan [Member] Successor
Preferred Stock [Line Items]
Allocated Share-based compensation expense					$ 4,097	$ 3,198					$ 8,245	$ 7,062				$ 1,471	$ 1,573								$ 3,800	$ 4,825	$ 244
Restricted common stock granted									702,509																				757,896	757,896
Additional restricted common stock granted									78,057																				104,075
Percentage of restricted common stock granted																													4.00%
Common stock issuable under convertible preferred stock								178,771									116,207
Percentage of restricted 7% preferred stock granted								4.00%
Percentage of stock options granted									3.00%
Restricted common stock issued to directors and Oak Hill Advisors L.P. or its affiliates																			780,566			26,448	26,448	58,386
Options, Granted					385,600		41,664						861,971															26,448			58,386	167,872	532,600
Stock option awards grant term																				7 years	10 years
Stock option grants vest period first					3 years						3 years
Stock option grants vest period second					4 years						4 years
Stock option grants vest period three					5 years
Weighted-average grant date fair value of stock options granted				$ 11.42	$ 19.45	$ 20.53
Intrinsic value of stock options exercised					1,326	599
Options exercised				0	106,255
Total aggregate intrinsic value					$ 38
Unrecognized compensation expenses for stock options					10,339
Recognized weighted average period					3 years						1 year 6 months					1 year 1 month 6 days
Grants in Period, Weighted Average Grant Date Fair Value										$ 25.52	$ 41.93	$ 44.2			$ 127.77
Total fair value of restricted common shares and units vested											5,734	5,960				1,463	1,576
Unrecognized compensation expenses restricted shares of common stock											$ 8,997					$ 1,122
Restricted preferred stock shares outstanding											536,224	648,113				15,632	27,083	41,664
Stock dividend paid	10,780													435
Cumulative participating convertible preferred stock, dividend rate percentage		7.00%			7.00%											7.00%
Outstanding shares		957,017		1,052,444	958,333	1,003,108											27,083
Restricted preferred stock convert into common stock		32,315	66,947	77,758	42,888	83,507										67,074

Summary of Stock Option (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
Summary Of Stock Option Activities [Line Items]
Options, Outstanding, Beginning Balance		819,928
Options, Granted		385,600
Options, Exercised	0	(106,255)
Options, Forfeited		(15,500)
Options, Outstanding, Ending Balance		1,083,773
Options, Exercisable, Number		202,955
Options Outstanding Weighted Average Exercise Price, Begining Balance		$ 29.11
Weighted Average Exercise Price, Granted		$ 47.35
Weighted Average Exercise Price, Exercised		$ 25.52
Weighted Average Exercise Price, Forfeited		$ 39.52
Options Outstanding Weighted Average Exercise Price, Ending Balance		$ 35.81
Options Outstanding Weighted Average Exercise Price		$ 26.26
Options Outstanding Weighted Average Remaining Contractual Life Years, Ending Balance		7 years 7 months 6 days
Options Exercisable Weighted Average Remaining Contractual Life Years		7 years 6 months
Options Outstanding Aggregate Intrinsic Value Ending Balance		$ 2,378
Options Exercisable Aggregate Intrinsic Value		$ 2,383

Assumption Used for Option Pricing (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Stock Option Activities [Line Items]
Expected volatility		45.83%	40.00%
Expected volatility, Minimum	53.60%
Expected volatility, Maximum	58.74%
Dividend yield	0.00%	0.00%	0.00%
Expected option life - years		6 years	6 years 3 months
Risk-free rate			3.40%
Risk-free rate, Minimum	1.00%	1.90%
Risk-free rate, Maximum	1.60%	2.90%
Minimum [Member]
Summary Of Stock Option Activities [Line Items]
Expected option life - years	5 years
Maximum [Member]
Summary Of Stock Option Activities [Line Items]
Expected option life - years	6 years 3 months

Summary Of Restricted Common Shares and Units Transactions (Detail) (Restricted Stock And Units [Member], USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock And Units [Member]
Summary Of Stock Option Activities [Line Items]
Nonvested, Number, Beginning Balance		648,113
Grants in Period		115,732
Vested in Period		(218,811)
Forfeited in Period		(8,810)
Nonvested, Number, Ending Balance		536,224	648,113
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		$ 27
Grants in Period, Weighted Average Grant Date Fair Value	$ 25.52	$ 41.93	$ 44.2
Vested in Period, Weighted Average Grant Date Fair Value		$ 26.2
Forfeitures, Weighted Average Grant Date Fair Value		$ 38.18
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		$ 30.37	$ 27

Summary Of Restricted Preferred Stock Stock Transactions (Detail) (Restricted Preferred Stock [Member], USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Jul. 19, 2010
Restricted Preferred Stock [Member]
Summary Of Stock Option Activities [Line Items]
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		$ 127.77
Grants in Period, Weighted Average Grant Date Fair Value	$ 127.77
Vested in Period, Weighted Average Grant Date Fair Value		$ 127.77
Forfeitures, Weighted Average Grant Date Fair Value
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		$ 127.77
Nonvested, Number, Beginning Balance		27,083	41,664
Grants in Period
Vested in Period		(11,451)
Forfeited in Period
Nonvested, Number, Ending Balance		15,632	41,664

Business Segments - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	4	4

Business Segments - Information on Company's Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 North America [Member]	Mar. 31, 2012 North America [Member]	May 31, 2010 North America [Member] Predecessor	Dec. 31, 2010 North America [Member] Successor	Dec. 31, 2012 North America [Member] Successor	Dec. 31, 2011 North America [Member] Successor	Mar. 31, 2013 Europe [Member]	Mar. 31, 2012 Europe [Member]	May 31, 2010 Europe [Member] Predecessor	Dec. 31, 2010 Europe [Member] Successor	Dec. 31, 2012 Europe [Member] Successor	Dec. 31, 2011 Europe [Member] Successor	Mar. 31, 2013 South America [Member]	Mar. 31, 2012 South America [Member]	May 31, 2010 South America [Member] Predecessor	Dec. 31, 2010 South America [Member] Successor	Dec. 31, 2012 South America [Member] Successor	Dec. 31, 2011 South America [Member] Successor	Mar. 31, 2013 Asia Pacific [Member]	Mar. 31, 2012 Asia Pacific [Member]	May 31, 2010 Asia Pacific [Member] Predecessor	Dec. 31, 2010 Asia Pacific [Member] Successor	Dec. 31, 2012 Asia Pacific [Member] Successor	Dec. 31, 2011 Asia Pacific [Member] Successor	Mar. 31, 2013 Eliminations and other [Member]	Mar. 31, 2012 Eliminations and other [Member]	May 31, 2010 Eliminations and other [Member] Predecessor	Dec. 31, 2010 Eliminations and other [Member] Successor	Dec. 31, 2012 Eliminations and other [Member] Successor	Dec. 31, 2011 Eliminations and other [Member] Successor
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	$ 747,557	$ 765,264			$ 1,009,128	$ 1,405,019	$ 2,880,902	$ 2,853,509	$ 382,808	$ 388,135	$ 508,738	$ 739,419	$ 1,503,736	$ 1,417,281	$ 264,487	$ 289,028	$ 363,167	$ 464,408	$ 1,016,576	$ 1,078,165	$ 45,402	$ 33,852	$ 56,957	$ 82,137	$ 147,408	$ 139,518	$ 54,860	$ 54,249	$ 80,266	$ 119,055	$ 213,182	$ 218,545
Intersegment sales									3,734	2,003	1,757	2,640	8,157	7,939	1,847	2,277	4,061	5,029	9,003	10,490		81		34	187	123	2,105	1,889	2,022	2,788	7,699	4,760	(7,686)	(6,250)	(7,840)	(10,491)	(25,046)	(23,312)
Segment profit (loss)	27,764	32,208			319,954	46,220	67,285	97,263	33,806	38,005	233,526	58,004	136,456	158,178	(6,053)	(3,870)	33,599	(15,775)	(56,626)	(70,062)	(3,381)	(2,133)	42,637	3,022	(18,859)	5,676	3,392	206	10,192	969	6,314	3,471
Restructuring cost included in segment profit (loss)	4,760	6,094			5,893	488	28,763	52,206	1,784	4,700	851	485	856	6,250	2,970	1,231	4,822	(987)	27,582	45,036							6	163	220	990	325	920
Net interest expense included in segment profit	11,207	11,187			44,505	25,017	44,762	40,559			22,181	12,593	17,011	17,142			12,870	7,222	18,273	17,431			3,112	1,325	2,685	(262)			6,342	3,877	6,793	6,248
Depreciation and amortization expense					35,652	66,669	122,731	124,074			18,843	35,559	59,375	60,898			13,119	23,728	49,216	49,261			1,299	3,898	6,879	7,079			2,391	3,484	7,261	6,836
Capital expenditures					22,935	54,441	128,067	108,339			9,120	21,197	58,326	41,822			4,663	18,182	41,351	37,595			105	2,524	17,350	10,412			6,774	8,660	7,130	9,220			2,273	3,878	3,910	9,290
Segment assets	$ 2,055,466	$ 2,025,977	$ 2,025,977	$ 2,003,788			$ 2,025,977	$ 2,003,788	$ 819,632	$ 772,269			$ 772,269	$ 752,082	$ 570,666	$ 593,340			$ 593,340	$ 661,940	$ 164,415	$ 145,257			$ 145,257	$ 145,281	$ 229,056	$ 223,801			$ 223,801	$ 213,189	$ 271,697	$ 291,310			$ 291,310	$ 231,296

Geographic Information for Revenues (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				5 Months Ended							3 Months Ended								7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	May 31, 2010 Predecessor United States [Member]	May 31, 2010 Predecessor CANADA	May 31, 2010 Predecessor MEXICO	May 31, 2010 Predecessor GERMANY	May 31, 2010 Predecessor FRANCE	May 31, 2010 Predecessor Other [Member]	Dec. 31, 2012 Successor	Sep. 30, 2012 Successor	Jun. 30, 2012 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Sep. 30, 2011 Successor	Jun. 30, 2011 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor United States [Member]	Dec. 31, 2012 Successor United States [Member]	Dec. 31, 2011 Successor United States [Member]	Dec. 31, 2010 Successor CANADA	Dec. 31, 2012 Successor CANADA	Dec. 31, 2011 Successor CANADA	Dec. 31, 2010 Successor MEXICO	Dec. 31, 2012 Successor MEXICO	Dec. 31, 2011 Successor MEXICO	Dec. 31, 2010 Successor GERMANY	Dec. 31, 2012 Successor GERMANY	Dec. 31, 2011 Successor GERMANY	Dec. 31, 2010 Successor FRANCE	Dec. 31, 2012 Successor FRANCE	Dec. 31, 2011 Successor FRANCE	Dec. 31, 2010 Successor Other [Member]	Dec. 31, 2012 Successor Other [Member]	Dec. 31, 2011 Successor Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 747,577	$ 765,264			$ 1,009,128	$ 277,109	$ 102,863	$ 128,766	$ 118,314	$ 54,617	$ 327,459	$ 697,108	$ 684,029	$ 734,501	$ 765,264	$ 695,733	$ 708,544	$ 760,460	$ 688,772	$ 1,405,019	$ 2,880,902	$ 2,853,509	$ 382,089	$ 802,079	$ 752,627	$ 141,988	$ 275,386	$ 281,560	$ 215,342	$ 426,272	$ 383,094	$ 149,404	$ 243,853	$ 293,293	$ 73,272	$ 322,499	$ 303,925	$ 442,924	$ 810,813	$ 839,010
Tangible long-lived assets	$ 624,708		$ 628,608	$ 619,717								$ 628,608				$ 619,717					$ 628,608	$ 619,717		$ 137,418	$ 133,778		$ 47,978	$ 45,687		$ 55,722	$ 50,344		$ 110,937	$ 111,665		$ 65,775	$ 74,227		$ 210,778	$ 204,016

Sales to Major Customers (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ford [Member]
Sales to customers contributing ten percent or more of consolidated sales
Major customers	25.00%	26.00%	28.00%
General Motors [Member]
Sales to customers contributing ten percent or more of consolidated sales
Major customers	13.00%	14.00%	16.00%
Fiat Chrysler [Member]
Sales to customers contributing ten percent or more of consolidated sales
Major customers	12.00%	11.00%	12.00%

Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 02, 2011	Dec. 31, 2010	May 27, 2010	Mar. 31, 2013 Foreign Exchange Forward [Member]	Dec. 31, 2012 Foreign Exchange Forward [Member]	Mar. 31, 2013 Interest Rate Swap [Member]	Mar. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Mar. 31, 2013 Eight point Five Senior Unsecured Notes [Member]	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member]	Dec. 31, 2011 Eight point Five Senior Unsecured Notes [Member]	May 11, 2010 Eight point Five Senior Unsecured Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair values of the Senior Notes														$ 487,125	$ 480,938	$ 462,375
Senior unsecured notes principal amount	450,000		450,000	450,000			450,000										450,000
Amount reclassified from AOCI into cost of products sold								(50)	(87)
USD notional amount										1,032		2,163
Fair value of interest rate swap										40		68
Interest expense for interest rate swap										40	53	103	158
Reclassified interest expense										40		68
Swap contract maturity date										Sep 30, 2013		Sep 30, 2013
Undesignated derivative forward contracts	(211)		(29)
Unrealized gains (loss) related to forward contracts	(188)	2,834	4,392	(5,280)
Maturity date of foreign currency derivative contracts	Apr 30, 2014		Apr 30, 2014
Fair value of the redeemable preferred stock	184,967		169,193
Preferred stock	121,997		121,649	125,916		130,339
Ownership Percentage by company	51.00%				51.00%
Percentage of ownership Right of Non controlling to purchase by company	49.00%				49.00%
Amount of accretion	219		4,798
Estimated redemption value of put option	10,290		10,290
Notional amount of foreign currency cash flow								18,520
Fair value of contracts recorded in asset position in other current assets	83,261		87,802					563
Liability position recorded in accrued liabilities	$ 89,948		$ 80,148	$ 108,628				$ 14
Transaction period of Forward foreign exchange contracts								2013-12

Financial Instruments - Fair Value Hierarchy Level for Company's Liabilities Measured (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset (Liability) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap	$ (40)	$ (68)	$ (156)
Forward foreign exchange contracts	338	(29)	(4,269)
Total	298	(97)	(4,425)
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap
Forward foreign exchange contracts
Total
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap	(40)	(68)	(156)
Forward foreign exchange contracts	338	(29)	(4,269)
Total	298	(97)	(4,425)
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate swap
Forward foreign exchange contracts
Total

Selected Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended		3 Months Ended								7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor	Sep. 30, 2012 Successor	Jun. 30, 2012 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Sep. 30, 2011 Successor	Jun. 30, 2011 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Quarterly Financial Information [Line Items]
Sales	$ 747,577	$ 765,264				$ 697,108	$ 684,029	$ 734,501	$ 765,264	$ 695,733	$ 708,544	$ 760,460	$ 688,772	$ 1,405,019	$ 2,880,902	$ 2,853,509
Gross profit	120,313	121,658				99,710	103,073	114,447	121,658	97,556	108,559	123,708	120,766	232,669	438,888	450,589
Consolidated net income	19,873	24,146				(11,470)	10,358	75,782	24,146	21,459	8,099	1,653	45,287	41,125	98,816	76,498
Net income (loss) attributable to Cooper-Standard Holdings Inc.	20,701	23,787	40,576	102,804	102,844	(9,923)	11,624	77,316	23,787	23,229	15,658	19,022	44,935	40,576	102,804	102,844
Net income (loss) available to Cooper-Standard Holdings Inc. common stockholders	$ 15,300	$ 17,186	$ 28,723	$ 76,730	$ 75,260	$ (12,002)	$ 8,037	$ 61,315	$ 17,186	$ 15,871	$ 11,080	$ 13,749	$ 34,533
Basic net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$ 0.92	$ 0.97	$ 1.64	$ 4.4	$ 4.27	$ (0.7)	$ 0.46	$ 3.49	$ 0.97	$ 0.9	$ 0.63	$ 0.78	$ 1.97	$ 1.64	$ 4.4	$ 4.27
Diluted net income (loss) per share attributable to Cooper-Standard Holdings Inc.	$ 0.86	$ 0.9	$ 1.55	$ 4.14	$ 3.93	$ (0.7)	$ 0.44	$ 3.28	$ 0.9	$ 0.84	$ 0.58	$ 0.71	$ 1.78	$ 1.55	$ 4.14	$ 3.93

Guarantor and Non-Guarantor Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2012	May 27, 2010	Mar. 31, 2013 Eight point Five Senior Unsecured Notes [Member]	May 27, 2010 Eight point Five Senior Unsecured Notes [Member]	May 11, 2010 Eight point Five Senior Unsecured Notes [Member]
Proforma Debt Instrument [Line Items]
Senior Notes, principal amount		$ 450,000		$ 450,000
Senior notes stated percentage			8.50%	8.50%	8.50%
Senior notes maturity	2018		2018

Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Statement of Comprehensive Income (Detail) (USD $)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended								7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	Dec. 31, 2012 Successor	Sep. 30, 2012 Successor	Jun. 30, 2012 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Sep. 30, 2011 Successor	Jun. 30, 2011 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 Parent [Member]	Mar. 31, 2012 Parent [Member]	May 31, 2010 Parent [Member] Predecessor	Dec. 31, 2010 Parent [Member] Successor	Dec. 31, 2012 Parent [Member] Successor	Dec. 31, 2011 Parent [Member] Successor	Mar. 31, 2013 Issuer [Member]	Mar. 31, 2012 Issuer [Member]	May 31, 2010 Issuer [Member] Predecessor	Dec. 31, 2010 Issuer [Member] Successor	Dec. 31, 2012 Issuer [Member] Successor	Dec. 31, 2011 Issuer [Member] Successor	Mar. 31, 2013 Guarantors [Member]	Mar. 31, 2012 Guarantors [Member]	May 31, 2010 Guarantors [Member] Predecessor	Dec. 31, 2010 Guarantors [Member] Successor	Dec. 31, 2012 Guarantors [Member] Successor	Dec. 31, 2011 Guarantors [Member] Successor	Mar. 31, 2013 Non-Guarantors [Member]	Mar. 31, 2012 Non-Guarantors [Member]	May 31, 2010 Non-Guarantors [Member] Predecessor	Dec. 31, 2010 Non-Guarantors [Member] Successor	Dec. 31, 2012 Non-Guarantors [Member] Successor	Dec. 31, 2011 Non-Guarantors [Member] Successor	Mar. 31, 2013 Eliminations [Member]	Mar. 31, 2012 Eliminations [Member]	May 31, 2010 Eliminations [Member] Predecessor	Dec. 31, 2010 Eliminations [Member] Successor	Dec. 31, 2012 Eliminations [Member] Successor	Dec. 31, 2011 Eliminations [Member] Successor
Condensed Financial Statements, Captions [Line Items]
Sales	$ 747,577,000	$ 765,264,000					$ 1,009,128,000	$ 697,108,000	$ 684,029,000	$ 734,501,000	$ 765,264,000	$ 695,733,000	$ 708,544,000	$ 760,460,000	$ 688,772,000	$ 1,405,019,000	$ 2,880,902,000	$ 2,853,509,000							$ 145,200,000	$ 147,400,000	$ 179,500,000	$ 248,700,000	$ 564,400,000	$ 498,400,000	$ 165,700,000	$ 163,100,000	$ 223,100,000	$ 333,200,000	$ 629,100,000	$ 607,500,000	$ 486,300,000	$ 503,300,000	$ 650,800,000	$ 883,900,000	$ 1,871,800,000	$ 1,888,200,000	$ (49,600,000)	$ (48,500,000)	$ (44,300,000)	$ (60,800,000)	$ (184,400,000)	$ (140,600,000)
Cost of products sold	627,264,000	643,606,000					832,201,000									1,172,350,000	2,442,014,000	2,402,920,000							120,500,000	122,000,000	154,200,000	212,500,000	470,000,000	407,800,000	133,200,000	139,300,000	181,700,000	269,800,000	526,600,000	495,100,000	423,200,000	430,800,000	540,600,000	750,900,000	1,629,800,000	1,640,600,000	(49,600,000)	(48,500,000)	(44,300,000)	(60,800,000)	(184,400,000)	(140,600,000)
Gross profit	120,313,000	121,658,000					176,927,000	99,710,000	103,073,000	114,447,000	121,658,000	97,556,000	108,559,000	123,708,000	120,766,000	232,669,000	438,888,000	450,589,000
Selling, administration, & engineering expenses	75,094,000	72,040,000					92,166,000									159,573,000	281,268,000	257,559,000							34,800,000	33,100,000	41,900,000	79,700,000	127,600,000	109,800,000	3,100,000	1,000,000		9,400,000	4,900,000	600,000	37,200,000	37,900,000	50,200,000	70,400,000	148,800,000	147,200,000
Amortization of intangibles	3,891,000	3,833,000	319,000	8,982,000	15,456,000	15,601,000	319,000									8,982,000	15,456,000	15,601,000							2,900,000	2,800,000	200,000	6,500,000	11,400,000	11,100,000							1,000,000	1,000,000	100,000	2,500,000	4,000,000	4,500,000
Impairment charges																	10,069,000																								10,100,000
Restructuring	4,760,000	6,094,000					5,893,000									488,000	28,763,000	52,206,000							1,600,000		100,000	200,000	300,000	400,000	100,000	(200,000)	100,000	200,000	400,000	5,900,000	3,000,000	6,300,000	5,700,000	100,000	28,100,000	45,900,000
Operating profit (loss)	36,568,000	39,691,000					78,549,000									63,626,000	103,332,000	125,223,000							(14,600,000)	(10,500,000)	(16,900,000)	(50,200,000)	(44,900,000)	(30,700,000)	29,300,000	23,000,000	41,300,000	53,800,000	97,200,000	105,900,000	21,900,000	27,300,000	54,200,000	60,000,000	51,000,000	50,000,000
Interest expense, net of interest income	(11,207,000)	(11,187,000)					(44,505,000)									(25,017,000)	(44,762,000)	(40,559,000)							(8,300,000)	(9,300,000)	(32,700,000)	(21,200,000)	(33,400,000)	(28,500,000)							(2,900,000)	(1,900,000)	(11,800,000)	(3,800,000)	(11,400,000)	(12,000,000)
Equity earnings	2,735,000	757,000					3,613,000									3,397,000	8,778,000	5,425,000							1,000,000	(900,000)		200,000	1,800,000	1,200,000	900,000	1,000,000	2,600,000	1,900,000	3,700,000	1,000,000	800,000	700,000	1,000,000	1,300,000	3,300,000	3,200,000
Reorganization items and fresh-start accounting adjustments, net			303,453,000				303,453,000																				160,000,000						(2,700,000)						146,100,000
Other income (expense), net	(332,000)	2,947,000					(21,156,000)									4,214,000	(63,000)	7,174,000							7,500,000	8,200,000	4,200,000	33,200,000	34,500,000	44,100,000	100,000	1,100,000	400,000	400,000	1,400,000	13,000,000	(7,900,000)	(6,400,000)	(25,800,000)	(29,400,000)	(35,900,000)	(49,900,000)
Income (loss) before income taxes	27,764,000	32,208,000					319,954,000									46,220,000	67,285,000	97,263,000							(14,400,000)	(12,500,000)	114,600,000	(38,000,000)	(42,000,000)	(13,900,000)	30,300,000	25,100,000	41,600,000	56,100,000	102,300,000	119,900,000	11,900,000	19,700,000	163,700,000	28,100,000	7,000,000	(8,700,000)
Provision (benefit) for income tax expense	7,891,000	8,062,000					39,940,000									5,095,000	(31,531,000)	20,765,000							(2,700,000)	(1,400,000)	39,500,000	(5,000,000)	19,500,000	(800,000)	5,500,000	3,100,000	(35,200,000)	7,300,000	(48,100,000)	6,100,000	5,100,000	6,400,000	35,600,000	2,800,000	(2,900,000)	15,500,000
Income (loss) before equity in income (loss) subsidiaries	19,873,000	24,146,000					280,014,000									41,125,000	98,816,000	76,498,000							(11,700,000)	(11,100,000)	75,100,000	(33,000,000)	(61,500,000)	(13,100,000)	24,800,000	22,000,000	76,800,000	48,800,000	150,400,000	113,800,000	6,800,000	13,300,000	128,100,000	25,300,000	9,900,000	(24,200,000)
Equity in net income of subsidiaries																			20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	32,400,000	34,900,000	204,600,000	73,600,000	164,300,000	115,900,000													(53,100,000)	(58,700,000)	(484,300,000)	(114,200,000)	(267,100,000)	(218,700,000)
Consolidated net income	19,873,000	24,146,000					280,014,000	(11,470,000)	10,358,000	75,782,000	24,146,000	21,459,000	8,099,000	1,653,000	45,287,000	41,125,000	98,816,000	76,498,000	20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	24,800,000	22,000,000	76,800,000	48,800,000	150,400,000	113,800,000	6,800,000	13,300,000	128,100,000	25,300,000	9,900,000	(24,200,000)	(53,100,000)	(58,700,000)	(484,300,000)	(114,200,000)	(267,100,000)	(218,700,000)
Net (income) loss attributable to noncontrolling interests	828,000	(359,000)					(322,000)									(549,000)	3,988,000	26,346,000																			800,000	(400,000)	(300,000)	(500,000)	4,000,000	26,300,000
Net income attributable to Cooper-Standard Holdings Inc.	20,701,000	23,787,000		40,576,000	102,804,000	102,844,000	279,692,000	(9,923,000)	11,624,000	77,316,000	23,787,000	23,229,000	15,658,000	19,022,000	44,935,000	40,576,000	102,804,000	102,844,000	20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	24,800,000	22,000,000	76,800,000	48,800,000	150,400,000	113,800,000	7,600,000	12,900,000	127,800,000	24,800,000	13,900,000	2,100,000	(53,100,000)	(58,700,000)	(484,300,000)	(114,200,000)	(267,100,000)	(218,700,000)
Net income available to Cooper-Standard Holdings Inc. common stockholders	15,300,000	17,186,000		28,723,000	76,730,000	75,260,000		(12,002,000)	8,037,000	61,315,000	17,186,000	15,871,000	11,080,000	13,749,000	34,533,000
Earnings per share
Basic	$ 0.92	$ 0.97		$ 1.64	$ 4.4	$ 4.27		$ (0.7)	$ 0.46	$ 3.49	$ 0.97	$ 0.9	$ 0.63	$ 0.78	$ 1.97	$ 1.64	$ 4.4	$ 4.27
Diluted	$ 0.86	$ 0.9		$ 1.55	$ 4.14	$ 3.93		$ (0.7)	$ 0.44	$ 3.28	$ 0.9	$ 0.84	$ 0.58	$ 0.71	$ 1.78	$ 1.55	$ 4.14	$ 3.93
Comprehensive income	11,943,000	40,144,000					248,985,000									87,216,000	64,586,000	14,991,000	12,900,000	39,400,000	248,700,000	86,500,000	69,800,000	44,500,000	12,900,000	39,400,000	248,700,000	86,500,000	69,800,000	44,500,000	24,800,000	22,000,000	76,800,000	48,800,000	150,400,000	113,800,000	1,400,000	28,500,000	96,800,000	65,400,000	(12,200,000)	(61,000,000)	(40,100,000)	(89,200,000)	(422,000,000)	(200,000,000)	(213,200,000)	(126,800,000)
Add/Less: Comprehensive loss attributable to noncontrolling interests	958,000	(732,000)					(339,000)									(759,000)	5,239,000	29,503,000																			1,000,000	(700,000)	(300,000)	(700,000)	5,200,000	29,500,000
Comprehensive income (loss) attributable to Cooper-Standard Holdings Inc.	$ 12,901,000	$ 39,412,000					$ 248,646,000									$ 86,457,000	$ 69,825,000	$ 44,494,000	$ 12,900,000	$ 39,400,000	$ 248,700,000	$ 86,500,000	$ 69,800,000	$ 44,500,000	$ 12,900,000	$ 39,400,000	$ 248,700,000	$ 86,500,000	$ 69,800,000	$ 44,500,000	$ 24,800,000	$ 22,000,000	$ 76,800,000	$ 48,800,000	$ 150,400,000	$ 113,800,000	$ 2,400,000	$ 27,800,000	$ 96,500,000	$ 64,700,000	$ (7,000,000)	$ (31,500,000)	$ (40,100,000)	$ (89,200,000)	$ (422,000,000)	$ (200,000,000)	$ (213,200,000)	$ (126,800,000)

Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 216,713	$ 270,555	$ 295,954	$ 361,745
Accounts receivable, net	404,862	350,013
Accounts receivable, net		499,576		433,947
Tooling receivable	133,124	116,947
Inventories	162,920	143,253		139,726
Prepaid expenses	27,481	21,902		26,295
Other	83,261	87,802
Other		55,186		43,808
Total current assets	1,028,361	990,472		1,005,521
Investments in affiliates and intercompany accounts, net	60,100	62,200		54,400
Property, plant and equipment, net	624,708	628,608		619,717
Goodwill	133,242	133,716		136,406	137,000
Other assets	209,100	210,900		187,800
Total assets	2,055,466	2,025,977	2,025,977	2,003,788
Current liabilities:
Debt payable within one year	34,880	32,556		33,093
Accounts payable	281,017	271,355		256,671
Accrued liabilities	206,300	183,005		193,219
Total current liabilities	522,160	486,916		482,983
Long-term debt	450,784	450,809		455,559
Other liabilities	316,800	323,200		323,800
Total liabilities	1,289,817	1,260,903		1,262,325
Redeemable noncontrolling interests	13,463	14,194		14,344
Preferred stock	121,997	121,649		125,916	130,339
Total Cooper-Standard Holdings Inc. equity	630,318	628,326		597,859
Noncontrolling interests	(129)	905		3,344
Total equity	630,189	629,231		601,203
Total liabilities and equity	2,055,466	2,025,977		2,003,788
Parent [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net
Accounts receivable, net
Tooling receivable
Inventories
Prepaid expenses
Other
Other
Total current assets
Investments in affiliates and intercompany accounts, net	630,300	628,300		597,900
Property, plant and equipment, net
Goodwill
Other assets
Total assets	630,300	628,300		597,900
Current liabilities:
Debt payable within one year
Accounts payable
Accrued liabilities
Total current liabilities
Long-term debt
Other liabilities
Total liabilities
Redeemable noncontrolling interests
Preferred stock
Total Cooper-Standard Holdings Inc. equity	630,300	628,300		597,900
Noncontrolling interests
Total equity	630,300	628,300		597,900
Total liabilities and equity	630,300	628,300		597,900
Issuer [Member]
Current assets:
Cash and cash equivalents	152,800	177,500	177,700	189,600
Accounts receivable, net	64,400	54,800
Accounts receivable, net		68,200		66,800
Tooling receivable	18,300	13,400
Inventories	20,800	18,800		18,800
Prepaid expenses	4,300	5,900		5,200
Other	35,600	35,500
Other		35,500		23,100
Total current assets	296,200	305,900		303,500
Investments in affiliates and intercompany accounts, net	292,900	339,700		290,900
Property, plant and equipment, net	90,300	88,200		77,800
Goodwill	111,100	111,100		111,100
Other assets	131,700	80,900		97,600
Total assets	922,200	925,800		880,900
Current liabilities:
Debt payable within one year
Accounts payable	47,700	45,400		48,300
Accrued liabilities	78,300	59,100		48,900
Total current liabilities	126,000	104,500		97,200
Long-term debt	450,000	450,000		450,000
Other liabilities	164,400	167,400		164,100
Total liabilities	740,400	721,900		711,300
Redeemable noncontrolling interests
Preferred stock	122,000	121,600		125,900
Total Cooper-Standard Holdings Inc. equity	59,800	82,300		43,700
Noncontrolling interests
Total equity	59,800	82,300		43,700
Total liabilities and equity	922,200	925,800		880,900
Guarantors [Member]
Current assets:
Cash and cash equivalents	0	4,400	0	0
Accounts receivable, net	81,100	72,600
Accounts receivable, net		84,700		74,800
Tooling receivable	14,600	12,100
Inventories	31,700	28,500		24,200
Prepaid expenses	400	300		400
Other	(1,000)	600
Other		600		2,000
Total current assets	126,800	118,500		101,400
Investments in affiliates and intercompany accounts, net	1,066,600	998,700		1,050,000
Property, plant and equipment, net	56,200	56,500		64,600
Goodwill
Other assets	100	48,200		(5,800)
Total assets	1,249,700	1,221,900		1,210,200
Current liabilities:
Debt payable within one year
Accounts payable	45,300	41,300		30,900
Accrued liabilities	4,300	5,400		9,000
Total current liabilities	49,600	46,700		39,900
Long-term debt
Other liabilities	(100)	(200)		5,900
Total liabilities	49,500	46,500		45,800
Redeemable noncontrolling interests
Preferred stock
Total Cooper-Standard Holdings Inc. equity	1,200,200	1,175,400		1,164,400
Noncontrolling interests
Total equity	1,200,200	1,175,400		1,164,400
Total liabilities and equity	1,249,700	1,221,900		1,210,200
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	63,900	88,700	118,300	172,100
Accounts receivable, net	259,400	222,700
Accounts receivable, net		346,700		292,300
Tooling receivable	100,200	91,400
Inventories	110,400	96,000		96,700
Prepaid expenses	22,800	15,700		20,700
Other	48,700	51,700
Other		19,100		18,800
Total current assets	605,400	566,200		600,600
Investments in affiliates and intercompany accounts, net	(73,600)	(52,900)		(164,900)
Property, plant and equipment, net	478,200	483,900		477,300
Goodwill	22,100	22,600		25,300
Other assets	77,300	81,800		96,000
Total assets	1,109,400	1,101,600		1,034,300
Current liabilities:
Debt payable within one year	34,900	32,600		33,100
Accounts payable	188,000	184,700		177,500
Accrued liabilities	123,700	118,500		135,300
Total current liabilities	346,600	335,800		345,900
Long-term debt	800	800		5,600
Other liabilities	152,500	156,000		153,800
Total liabilities	499,900	492,600		505,300
Redeemable noncontrolling interests	13,500	14,200		14,300
Preferred stock
Total Cooper-Standard Holdings Inc. equity	596,100	593,900		511,400
Noncontrolling interests	(100)	900		3,300
Total equity	596,000	594,800		514,700
Total liabilities and equity	1,109,400	1,101,600		1,034,300
Eliminations [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Accounts receivable, net
Tooling receivable
Inventories
Prepaid expenses
Other
Other
Total current assets
Investments in affiliates and intercompany accounts, net	(1,856,100)	(1,851,600)		(1,719,500)
Property, plant and equipment, net
Goodwill
Other assets
Total assets	(1,856,100)	(1,851,600)		(1,719,500)
Current liabilities:
Debt payable within one year
Accounts payable
Accrued liabilities
Total current liabilities
Long-term debt
Other liabilities
Total liabilities
Redeemable noncontrolling interests
Preferred stock
Total Cooper-Standard Holdings Inc. equity	(1,856,100)	(1,851,600)		(1,719,500)
Noncontrolling interests
Total equity	(1,856,100)	(1,851,600)		(1,719,500)
Total liabilities and equity	$ (1,856,100)	$ (1,851,600)		$ (1,719,500)

Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Statement of Cash Flows (Detail) (USD $)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 Parent [Member]	Mar. 31, 2012 Parent [Member]	Dec. 31, 2010 Parent [Member] Successor	Dec. 31, 2012 Parent [Member] Successor	Dec. 31, 2011 Parent [Member] Successor	Mar. 31, 2013 Issuer [Member]	Mar. 31, 2012 Issuer [Member]	May 31, 2010 Issuer [Member] Predecessor	Dec. 31, 2010 Issuer [Member] Successor	Dec. 31, 2012 Issuer [Member] Successor	Dec. 31, 2011 Issuer [Member] Successor	Mar. 31, 2013 Guarantors [Member]	Mar. 31, 2012 Guarantors [Member]	May 31, 2010 Guarantors [Member] Predecessor	Dec. 31, 2010 Guarantors [Member] Successor	Dec. 31, 2012 Guarantors [Member] Successor	Dec. 31, 2011 Guarantors [Member] Successor	Mar. 31, 2013 Non-Guarantors [Member]	Mar. 31, 2012 Non-Guarantors [Member]	May 31, 2010 Non-Guarantors [Member] Predecessor	Dec. 31, 2010 Non-Guarantors [Member] Successor	Dec. 31, 2012 Non-Guarantors [Member] Successor	Dec. 31, 2011 Non-Guarantors [Member] Successor	Dec. 31, 2012 Eliminations [Member] Successor	Dec. 31, 2011 Eliminations [Member] Successor
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ (13,301,000)	$ (34,602,000)	$ (75,395,000)	$ 170,596,000	$ 84,401,000	$ 172,339,000	$ 1,700,000	$ 1,700,000	$ 3,200,000	$ 6,800,000	$ 7,100,000	$ (4,400,000)	$ 1,000,000	$ (122,800,000)	$ 65,000,000	$ (1,000,000)	$ 31,700,000	$ (2,400,000)	$ (500,000)	$ (300,000)	$ 6,300,000	$ 17,000,000	$ (2,300,000)	$ (8,200,000)	$ (36,800,000)	$ 47,700,000	$ 96,100,000	$ 61,600,000	$ 135,800,000
INVESTING ACTIVITIES
Capital expenditures, including other intangible assets	(34,269,000)	(29,198,000)	(22,935,000)	(54,441,000)	(131,067,000)	(108,339,000)						(6,400,000)	(6,500,000)	(3,000,000)	(10,200,000)	(28,900,000)	(23,100,000)	(4,100,000)	(3,500,000)	(4,000,000)	(6,300,000)	(16,700,000)	(13,400,000)	(23,800,000)	(19,200,000)	(15,900,000)	(37,900,000)	(85,500,000)	(71,800,000)
Acquisition of businesses, net of cash acquired		(1,675,000)			(1,084,000)	28,487,000																			(1,700,000)			(1,100,000)	28,400,000
Return on equity investments	2,120,000																	2,100,000
Investment in affiliates						(10,500,000)											(10,500,000)
Proceeds from partial sale of joint venture						16,000,000																	16,000,000
Proceeds from sale of fixed assets	218,000	4,230,000	3,851,000	2,603,000	14,581,000	599,000									2,300,000	(100,000)			4,000,000	3,600,000		4,100,000	500,000	200,000	300,000	200,000	300,000	10,600,000	100,000
Net cash provided by (used in) investing activities	(31,931,000)	(26,643,000)	(19,084,000)	(51,838,000)	(117,570,000)	(73,753,000)	0	0	0	0	0	(6,400,000)	(6,500,000)	(3,000,000)	(7,900,000)	(29,000,000)	(33,600,000)	(2,000,000)	500,000	(400,000)	(6,300,000)	(12,600,000)	3,100,000	(23,600,000)	(20,600,000)	(15,700,000)	(37,600,000)	(76,000,000)	(43,300,000)	0
FINANCING ACTIVITIES
Increase (decrease) in short term debt, net	4,897,000	2,433,000	(2,069,000)	3,879,000	(428,000)	(5,815,000)																		4,900,000	2,400,000		3,900,000	(400,000)	(5,800,000)
Decrease in short-term debt			(177,100,000)											(75,000,000)												(102,100,000)
Principal payments on long-term debt	(1,763,000)	(1,799,000)	(709,574,000)	(2,123,000)	(5,110,000)	(4,047,000)								(595,500,000)	(100,000)									(1,800,000)	(1,800,000)	(114,000,000)	(2,000,000)	(5,100,000)	(4,000,000)
Repurchase of preferred stock		(4,870,000)			(6,838,000)	(7,470,000)							(4,900,000)				(7,500,000)
Proceeds from issuance of stock			355,000,000											355,000,000
Purchase of noncontrolling interest	(1,911,000)				(2,000,000)																			(1,900,000)				(2,000,000)
Debt issuance costs			(30,991,000)											(30,900,000)												(100,000)
Repurchase of common stock	(11,098,000)				(36,895,000)							(11,100,000)
Repurchase of preferred and common stock					(43,700,000)											(43,700,000)
Proceeds from issuance of long-term debt			450,000,000											450,000,000
Other	(1,600,000)	(1,600,000)		(3,200,000)	(6,800,000)	(7,300,000)	(1,700,000)	(1,700,000)	(3,200,000)	(6,800,000)	(7,100,000)	(2,800,000)	(1,500,000)		37,000,000	61,600,000	36,000,000						(800,000)	2,900,000	1,600,000		(37,000,000)	(61,600,000)	(35,400,000)
Net cash provided by (used in) financing activities	(11,534,000)	(5,875,000)	(112,634,000)	(1,359,000)	(58,076,000)	(24,584,000)	(1,700,000)	(1,700,000)	(3,200,000)	(6,800,000)	(7,100,000)	(13,900,000)	(6,400,000)	103,600,000	36,900,000	17,900,000	28,500,000	0	0	0	0	0	(800,000)	4,100,000	2,200,000	(216,200,000)	(35,100,000)	(69,100,000)	(45,200,000)
Effects of exchange rate changes on cash	2,924,000	1,329,000	5,528,000	(1,618,000)	55,000	(6,707,000)								(300,000)										2,900,000	1,400,000	5,800,000	(1,600,000)	100,000	(6,700,000)
Changes in cash and cash equivalents	(53,842,000)	(65,791,000)	(201,585,000)	115,781,000	(91,190,000)	67,295,000	0	0	0	0	0	(24,700,000)	(11,900,000)	(22,500,000)	94,000,000	(12,100,000)	26,600,000	(4,400,000)	0	(700,000)		4,400,000	0	(24,800,000)	(53,800,000)	(178,400,000)	21,800,000	(83,400,000)	40,600,000
Cash and cash equivalents at beginning of period	270,555,000	361,745,000	380,254,000	178,669,000	361,745,000	294,450,000	0	0	0	0	0	177,500,000	189,600,000	91,500,000	69,000,000	189,600,000	163,000,000	4,400,000	0	700,000	0	0	0	88,700,000	172,100,000	288,100,000	109,700,000	172,100,000	131,500,000
Cash and cash equivalents at end of period	216,713,000	295,954,000	178,669,000	294,450,000	270,555,000	361,745,000	0	0	0	0	0	152,800,000	177,700,000	69,000,000	163,000,000	177,500,000	189,600,000	0	0	0	0	4,400,000	0	63,900,000	118,300,000	109,700,000	131,500,000	88,700,000	172,100,000
Depreciation and amortization	$ 29,800,000	$ 31,600,000	$ 35,652,000	$ 66,669,000	$ 122,731,000	$ 124,074,000						$ 7,100,000	$ 7,300,000	$ 6,500,000	$ 17,100,000	$ 28,300,000	$ 28,500,000	$ 3,400,000	$ 3,900,000	$ 6,600,000	$ 10,300,000	$ 14,500,000	$ 16,300,000	$ 19,300,000	$ 20,400,000	$ 22,600,000	$ 39,300,000	$ 79,900,000	$ 79,300,000

Accounts Receivable Factoring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivables [Line Items]
Amount outstanding under accounts receivable transfer agreements without recourse	$ 89,015	$ 85,678	$ 73,686	$ 90,829
Total amount of accounts receivable without recourse	113,402	92,647	332,004	257,490
Loss on the sale of receivables	645	609	2,216	2,047
Amount outstanding under accounts receivable transfer agreements with recourse	15,197	17,552	13,708	13,865
Total amount of accounts receivable with recourse	22,712	24,539	81,596	58,950
Loss on sale of receivables with recourse	$ 84	$ 110	$ 340	$ 363
Secured debt maturity period	1 year

Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	5 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor Allowance for Doubtful Accounts [Member]	May 31, 2010 Predecessor Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2010 Successor Allowance for Doubtful Accounts [Member]	Dec. 31, 2012 Successor Allowance for Doubtful Accounts [Member]	Dec. 31, 2011 Successor Allowance for Doubtful Accounts [Member]	Dec. 31, 2010 Successor Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2012 Successor Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2011 Successor Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 5.8	$ 210.6		$ 3	$ 1	$ 161.8	$ 152.4	$ 155.4
Other Changes	(3.7)
Additions Charged to Income		(38.9)				(3.5)	(57.7)	(10.8)
Charged to Expenses	(0.2)		0.9	0.8	3.8
Additions Charged to Equity		(9.9)				(2.9)	2.6	7.8
Charged (credited) to other accounts	(1)		0.1	0.6	(0.9)
Deductions	(0.9)			(0.7)	(0.9)
Balance at end of period		$ 161.8	$ 1	$ 3.7	$ 3	$ 155.4	$ 97.3	$ 152.4

Valuation and Qualifying Accounts (Parenthetical) (Detail) (Allowance for Doubtful Accounts [Member], Predecessor, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Allowance for Doubtful Accounts [Member] | Predecessor
Valuation and Qualifying Accounts Disclosure [Line Items]
Fresh start accounting adjustment included in other changes	$ 3.7

Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests - Reclassifications Out of Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Fair value change of derivatives
Fair value change of derivatives, Income before income taxes	$ 10
Fair value change of derivatives, Provision for income tax expense	(3)
Fair value change of derivatives, Consolidated net income	7
Amortization of defined benefit and other postretirement benefit plans
Amortization of defined benefit and other postretirement benefit plans, Prior service credits	159
Amortization of defined benefit and other postretirement benefit plans, Actuarial losses	(472)
Amortization of defined benefit and other postretirement benefit plans, Income before income taxes	(313)
Amortization of defined benefit and other postretirement benefit plans, Provision for income tax expense	97
Amortization of defined benefit and other postretirement benefit plans, Consolidated net income	(216)
Total reclassifications for the period	(209)
Interest Rate Contract [Member] | Interest expense, net of interest income [Member]
Fair value change of derivatives
Fair value change of derivatives, Income before income taxes	(40)
Foreign Exchange Contract [Member] | Cost of products sold [Member]
Fair value change of derivatives
Fair value change of derivatives, Income before income taxes	$ 50

Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests - Summary of Equity and Redeemable Noncontrolling Interest Activity (Detail) (USD $)
In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	$ 629,231	$ 601,203	$ 601,203
Net income (loss)	19,873	24,146
Repurchase of common stock	(11,098)
Other comprehensive loss	(7,800)
Stock-based compensation			4,097	3,198
Purchase of noncontrolling interest	(1,911)
Ending Balance	630,189		629,231	601,203
Cooper-Standard Holdings [Member]
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	628,326
Net income (loss)	20,701
Preferred stock dividends	(1,677)
Repurchase of common stock	(11,098)
Other comprehensive loss	(7,800)
Stock-based compensation	2,970
Accretion of redeemable noncontrolling interests	(219)
Purchase of noncontrolling interest	(885)
Ending Balance	630,318
Noncontrolling Interests [Member]
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	905
Net income (loss)	(8)
Purchase of noncontrolling interest	(1,026)
Ending Balance	(129)
Redeemable Noncontrolling Interest [Member]
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	14,194
Net income (loss)	(820)
Other comprehensive loss	(130)
Accretion of redeemable noncontrolling interests	219
Ending Balance	13,463
Equity [Member]
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	629,231
Net income (loss)	20,693
Preferred stock dividends	(1,677)
Repurchase of common stock	(11,098)
Other comprehensive loss	(7,800)
Stock-based compensation	2,970
Accretion of redeemable noncontrolling interests	(219)
Purchase of noncontrolling interest	(1,911)
Ending Balance	$ 630,189

Redeemable Preferred Stock - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Common Stock And Preferred Stock [Line Items]
Preferred stock dividend rate, percentage	7.00%	7.00%

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2010	Mar. 31, 2013 Subsequent Event [Member]	Apr. 30, 2013 Senior PIK Toggle Notes [Member] Subsequent Event [Member]	Apr. 03, 2013 Senior PIK Toggle Notes [Member] Subsequent Event [Member]	Apr. 30, 2013 Equity Tender [Member] Subsequent Event [Member]	Apr. 05, 2013 Equity Tender [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Senior unsecured notes principal amount	$ 450,000	$ 450,000	$ 450,000	$ 450,000			$ 175,000
Issue price							99.50%
Net proceeds						171,063
Gross proceeds						175,000
Discount payable to initial purchasers							3,063
Issue price discount						875
Senior secured PIK Toggle note maturity period						2018
Escrow fund release amount							150,000
Equity tender escrow release date					Jul 1, 2013
Purchase price of common stock per share								$ 43
Purchase of common stock									4,651,162
Purchase price of common stock								$ 200,000